                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7450

                             CITISTREET FUNDS, INC.
               (Exact name of registrant as specified in charter)

                    400 Atrium Drive, Somerset, NJ 08873-4172
               (Address of principal executive offices) (Zip code)

                                 Alan C. Leland
                                    President
                             CitiStreet Funds, Inc.
                                501 Boylston St.
                                Boston, MA 02116
                     (Name and address of agent for service)

                                    Copy To:
                              Christopher E. Palmer
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-242-7884

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2005

Item 1. Schedule of Investments

      The Registrant's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / September 30, 2005
(Unaudited)

Shares                                                                   Value
------                                                                ----------
COMMON STOCKS - 95.9%

AEROSPACE & DEFENSE - 1.5%
       580,447   BAE Systems PLC                                       3,527,895
        77,628   European Aeronautic Defence and Space Co. NV #        2,761,313
       224,800   Rolls-Royce Group PLC *                               1,485,639
        16,533   Safran SA                                               358,041
                                                                      ----------
                                                                       8,132,888
                                                                      ----------

AIRLINES - 0.2%
     1,020,000   Air China Ltd. *                                        315,588
       156,511   British Airways PLC *                                   810,715
        18,140   Qantas Airways Ltd. #                                    46,723
         7,000   Singapore Airlines Ltd.                                  48,040
                                                                      ----------
                                                                       1,221,066
                                                                      ----------

APPAREL & TEXTILES - 0.1%
        27,000   Mitsubishi Rayon Co. Ltd.                               121,065
        15,000   Teijin Ltd.                                              87,647
        20,000   Toray Industries, Inc. #                                106,624
                                                                      ----------
                                                                         315,336
                                                                      ----------

AUTOMOTIVE - 6.7%
        13,600   Bayerische Motoren Werke AG                             640,540
       104,000   Bridgestone Corp.                                     2,230,637
        39,400   Continental AG                                        3,244,832
        47,672   DaimlerChrysler AG                                    2,537,295
         5,000   Denso Corp. #                                           145,196
        71,100   Honda Motor Co. Ltd. #                                4,028,969
        78,000   Mazda Motor Corp. #                                     342,857
         4,000   NGK Spark Plug Co. Ltd.                                  58,078
       419,600   Nissan Motor Co. Ltd. #                               4,799,873
       433,300   Pirelli & C. SpA #                                      461,083
        77,800   Renault SA #                                          7,392,325
       171,600   TI Automotive Ltd. (a)                                        0
       144,500   Toyota Motor Corp. #                                  6,632,243
        62,737   Volkswagen AG #                                       3,873,191
        21,394   Volvo AB Class B #                                      933,891
        39,000   Yokohama Rubber Co. Ltd. #                              187,952
                                                                      ----------
                                                                      37,508,962
                                                                      ----------

BANKING - 15.3%
       206,232   ABN AMRO Holding NV                                   4,956,083
        53,257   Anglo Irish Bank Corp. PLC                              727,582
        41,300   Australia & New Zealand Banking Group Ltd.              757,574
       125,144   Banca Intesa SpA                                        585,109
        26,107   Banche Popolari Unite Scrl                              531,694
        34,833   Banco Bilbao Vizcaya Argentaria SA                      612,804
        69,800   Bank of Nova Scotia #                                 2,609,947
        57,000   Bank of Yokohama Ltd.                                   435,191
       484,606   Barclays PLC                                          4,913,259
        33,700   Bayerische Hypo-und Vereinsbank
                 AG (HVB Group) *                                        952,495
        38,800   BNP Paribas #                                         2,959,154
        93,500   BOC Hong Kong (Holdings) Ltd. #                         187,435
        28,555   Commonwealth Bank of Australia                          838,282
        67,500   Credit Agricole SA #                                  1,985,952
       169,418   Credit Suisse Group                                   7,531,149
       261,000   DBS Group Holdings Ltd.                               2,439,757
       108,700   Depfa Bank PLC                                        1,749,790
        27,500   Deutsche Bank AG #                                    2,580,472
         9,800   Dexia                                                   221,802
        41,000   ForeningsSparbanken AB                                  994,296
        63,000   Fortis                                                1,826,968
         4,100   Hang Seng Bank Ltd.                                      55,076
       335,544   HBOS PLC                                              5,067,331
       125,869   HSBC Holdings PLC                                     2,042,276
         5,337   HSBC Holdings PLC                                        86,898
        21,533   KBC Groupe SA                                         1,750,007
       294,527   Lloyds TSB Group PLC                                  2,433,707
           519   Mitsubishi Tokyo Financial Group, Inc. #              6,823,265
           176   Mizuho Financial Group, Inc.                          1,121,603
        26,306   National Australia Bank Ltd. #                          664,492
       353,300   Nordea Bank AB                                        3,541,408
        32,000   Overseas-Chinese Banking Corp. Ltd.                     118,326
       115,600   Royal Bank of Scotland Group PLC                      3,291,093
        43,000   Shinsei Bank Ltd. #                                     271,371
        32,000   Skandinaviska Enskilda Banken AB                        587,718
        43,768   Societe Generale #                                    5,011,029
           910   Sumitomo Mitsui Financial Group, Inc. #               8,594,378
        13,551   Suncorp-Metway Ltd.                                     204,137
        30,000   The Bank of Kyoto Ltd. #                                300,808
        43,000   The Chiba Bank Ltd.                                     350,316
        43,000   The Joyo Bank Ltd.                                      262,642
        14,000   The Sumitomo Trust and Banking Co. Ltd.                 115,416
         3,100   UBS AG                                                  264,546
        22,000   United Overseas Bank Ltd.                               183,523
        31,200   Westpac Banking Corp.                                   503,154
        65,500   Wing Hang Bank Ltd.                                     484,688
        58,100   Wing Lung Bank Ltd.                                     445,284
                                                                      ----------
                                                                      84,971,287
                                                                      ----------

BUILDING & CONSTRUCTION - 1.6%
        31,108   Barratt Developments PLC                                415,846
        48,600   Berkeley Group Holdings PLC *                           747,278
        21,100   Bouygues #                                              983,857
        38,433   Compagnie de Saint Gobain SA #                        2,217,952
        28,000   Daiwa House Industry Co. Ltd.                           367,007
        11,225   Downer EDI Ltd.                                          51,819
        17,996   James Hardie Industries NV                              123,101
         4,065   Leighton Holdings Ltd. #                                 44,273
        28,000   Maeda Road Construction Co. Ltd.                        211,060
        50,000   Obayashi Corp. #                                        345,999
       354,037   Pilkington PLC                                          870,742
        31,952   Rinker Group Ltd.                                       404,899
        28,000   Sekisui Chemical Co. Ltd.                               199,938

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
        36,000   SembCorp Industries Ltd.                                 63,896
        16,000   Shimizu Corp.                                           104,930
        50,000   Taiheiyo Cement Corp.                                   187,122
       222,700   Taylor Woodrow PLC                                    1,277,693
         2,325   Vinci SA #                                              200,870
                                                                      ----------
                                                                       8,818,282
                                                                      ----------

BUSINESS SERVICES & SUPPLIES - 1.0%
         6,000   Brother Industries Ltd.                                  52,641
        99,800   Canon, Inc.                                           5,399,832
        20,000   Ricoh Co. Ltd. #                                        312,988
         3,900   Seiko Epson Corp.                                       100,517
                                                                      ----------
                                                                       5,865,978
                                                                      ----------

CHEMICALS - 2.1%
        31,900   Akzo Nobel NV                                         1,395,126
        62,000   Asahi Kasei Corp. #                                     339,291
        11,683   BASF AG                                                 880,460
        39,400   Bayer AG                                              1,448,535
        55,000   Denki Kagaku Kogyo Kabushiki Kaisha #                   198,552
        30,200   DSM NV                                                1,190,411
         8,700   Hitachi Chemical Co. Ltd.                               181,994
       342,378   Imperial Chemical Industries PLC                      1,812,868
        74,500   JSR Corp. #                                           1,551,878
        93,000   Mitsubishi Chemical Corp. #                             308,646
        26,000   Mitsubishi Gas Chemical Co., Inc.                       173,953
       224,000   Mitsui Chemicals, Inc.                                1,324,683
        24,000   Nippon Paint Co. Ltd.                                    90,242
         6,000   Nippon Shokubai Co.                                      63,604
        31,000   Nippon Soda Co. Ltd.                                     94,947
         6,000   Nissan Chemical Industries, Ltd.                         75,361
         7,800   Shin-Etsu Chemical Co. Ltd. #                           340,792
         8,000   Toagosei Co. Ltd.                                        42,509
        14,000   Tokuyama Corp. #                                        137,411
                                                                      ----------
                                                                      11,651,263
                                                                      ----------

COMMERCIAL SERVICES - 0.2%
        15,136   Brambles Industries Ltd. #                              102,497
        19,000   Dai Nippon Printing Co. Ltd. #                          306,898
       276,546   Hays PLC                                                600,641
        15,000   Kamigumi Co. Ltd.                                       119,820
                                                                      ----------
                                                                       1,129,856
                                                                      ----------

COMPUTERS & INFORMATION - 0.4%
        12,481   Cap Gemini SA #*                                        487,306
         8,800   CSK Corp.                                               388,366
        49,000   Fujitsu Ltd. #                                          323,509
         1,600   Itochu Techno Science Corp.                              56,066
        16,400   TDK Corp.                                             1,171,067
                                                                      ----------
                                                                       2,426,314
                                                                      ----------

COSMETICS & PERSONAL CARE - 0.1%
        84,000   Bonjour Holdings Ltd.                                    28,967
         3,900   Christian Dior                                          322,835
                                                                      ----------
                                                                         351,802
                                                                      ----------

DISTRIBUTION & WHOLESALE - 0.9%
        44,843   Buhrmann NV                                             543,420
        25,000   Esprit Holdings Ltd.                                    186,929
        19,530   Inchcape PLC                                            756,440
       268,000   Itochu Corp. #                                        1,847,460
        42,000   Li & Fung Ltd.                                           97,190
        32,000   Marubeni Corp. #                                        149,133
        21,400   Mitsubishi Corp. #                                      423,108
        28,000   Mitsui & Co. Ltd. #                                     351,189
        53,000   Sumitomo Corp. #                                        560,431
                                                                      ----------
                                                                       4,915,300
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES - 4.0%
         2,400   Acom Co. Ltd. #                                         174,553
        11,050   Aiful Corp.                                             927,539
       166,000   Daiwa Securities Group, Inc. #                        1,299,634
        28,000   JCG Holdings Ltd.                                        28,516
       519,292   Macquarie Airports                                    1,301,815
         4,879   Macquarie Bank Ltd.                                     280,982
        59,283   Macquarie Infrastructure Group                          181,693
        23,049   Man Group PLC                                           675,365
        48,700   Manulife Financial Corp.                              2,600,801
        94,500   Nikko Cordial Corp. #                                 1,095,181
        21,000   Nippon Shinpan Co. Ltd. #                               178,128
       220,600   Nomura Holdings, Inc. #                               3,428,894
        15,300   Orix Corp. #                                          2,768,436
        16,750   Promise Co. Ltd. #                                    1,243,369
       180,400   Sampo Oyj                                             2,871,347
        21,300   Sanyo Shinoan Finance Co. Ltd.                        1,733,404
        17,700   Swire Pacific Ltd.                                      163,036
         1,900   Takefuji Corp.                                          148,418
       204,860   Tomkins PLC                                           1,047,566
                                                                      ----------
                                                                      22,148,677
                                                                      ----------

DIVERSIFIED OPERATIONS - 0.1%
        38,000   Hutchison Whampoa Ltd.                                  393,377
        12,000   Keppel Corp. Ltd. #                                      90,164
        17,000   The Wharf (Holdings) Ltd.                                66,624
                                                                      ----------
                                                                         550,165
                                                                      ----------

ELECTRICAL EQUIPMENT - 0.8%
         8,200   Casio Computer Co. Ltd.                                 119,350
       186,000   Hitachi Ltd. #                                        1,180,405
        73,000   Mitsubishi Electric Corp. #                             468,432
       129,000   Sharp Corp. #                                         1,871,892
        16,000   Sumitomo Electric Industries
                 Ltd.                                                    216,073
       103,000   Toshiba Corp. #                                         454,566
                                                                      ----------
                                                                       4,310,718
                                                                      ----------

ELECTRONICS - 0.9%
         1,700   Advantest Corp.                                         132,045
         6,300   Alps Electric Co.                                       102,484
        18,000   Elec & Eltek International Co. Ltd.                      51,840

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
        28,900   Epcos AG #*                                             378,793
         1,300   Fanuc Ltd.                                              105,336
        50,000   Flextronics International Ltd. *                        642,500
         6,400   Hosiden Corp.                                            67,223
         3,600   Keyence Corp. #                                         906,871
         3,800   Kyocera Corp. #                                         264,972
         1,500   Murata Manufacturing Co. Ltd.                            83,808
        50,000   NEC Corp. #                                             271,415
         7,100   Omron Corp. #                                           173,278
        35,000   Secom Co. Ltd.                                        1,686,747
                                                                      ----------
                                                                       4,867,312
                                                                      ----------

ENTERTAINMENT & LEISURE - 1.0%
         4,980   Aristocrat Leisure Ltd. #                                45,104
        21,173   Carnival PLC                                          1,098,056
       169,200   First Choice Holidays PLC                               633,943
        69,997   Gestevision Telecinco SA *                            1,468,601
         8,775   Greek Organisation of Football Prognostics SA           272,987
        11,800   Sankyo Co. Ltd. #                                       622,834
        20,600   Sega Sammy Holdings, Inc.                               807,308
        24,320   TUI AG #                                                519,640
        10,400   Yamaha Motor Co. Ltd.                                   215,261
                                                                      ----------
                                                                       5,683,734
                                                                      ----------

FOOD, BEVERAGE & TOBACCO - 5.1%
        33,700   Altadis SA                                            1,514,483
        67,221   British American Tobacco PLC                          1,416,586
        13,700   Casino Guichard-Perrachon et Compagnie SA #             974,648
        30,100   Delhaize Group                                        1,786,419
        33,461   Foster's Group Ltd.                                     149,098
        81,046   Imperial Tobacco Group PLC                            2,328,863
       576,600   J Sainsbury PLC                                       2,851,561
           197   Japan Tobacco, Inc.                                   3,112,494
         8,000   Kirin Brewery Co.                                        88,265
        86,228   Koninklijke Ahold NV *                                  653,995
        15,030   Lion Nathan Ltd.                                         96,380
        48,000   Meiji Seika Kaisha Ltd. #                               249,543
        25,200   Metro AG #                                            1,244,921
         7,044   Nestle SA #                                           2,071,122
        35,000   Nichirei Corp. #                                        143,960
        93,000   Nippon Meat Packers, Inc.                             1,008,023
         7,900   Orkla ASA                                               300,295
        64,400   SABMiller PLC                                         1,252,304
        15,500   Snow Brand Milk Products Co. Ltd. #*                     69,637
        55,100   Somerfield PLC                                          192,551
       238,000   Tate & Lyle PLC                                       1,912,926
        23,313   Tesco PLC                                               127,669
        14,000   The Nisshin Oillio Group Ltd.                            83,040
        10,000   Toyo Suisan Kaisha Ltd.                                 171,058
        17,884   Unilever NV                                           1,275,542
       163,278   Unilever PLC                                          1,710,313
       320,600   WM Morrison Supermarkets PLC                          1,008,322
        25,400   Woolworths Ltd.                                         322,842
                                                                      ----------
                                                                      28,116,860
                                                                      ----------

FOREST PRODUCTS & PAPER - 0.1%
            20   Nippon Paper Group, Inc. #                               72,554
        84,000   Rengo Co. Ltd. #                                        487,118
                                                                      ----------
                                                                         559,672
                                                                      ----------

HEALTH CARE - 0.3%
        14,300   Fresenius Medical Care AG #                           1,306,153
         7,891   Sonic Healthcare Ltd.                                    93,482
         4,800   Terumo Corp. #                                          154,640
                                                                      ----------
                                                                       1,554,275
                                                                      ----------

HOTELS & RESTAURANTS - 0.2%
        78,320   Intercontinental Hotels Group PLC                       993,615
        40,000   Shangri-La Asia Ltd.                                     64,716
                                                                      ----------
                                                                       1,058,331
                                                                      ----------

HOUSEHOLD PRODUCTS - 1.2%
       155,000   Matsushita Electric Industrial Co. Ltd. #             2,630,875
        36,079   Pacific Brands Ltd.                                      78,589
        73,200   Pioneer Corp. #                                       1,044,099
        46,100   Reckitt Benckiser PLC                                 1,408,704
        12,700   Sony Corp. #                                            418,121
        50,500   Thomson #                                             1,053,447
         4,600   Yamaha Corp.                                             79,783
                                                                      ----------
                                                                       6,713,618
                                                                      ----------

INDUSTRIAL MACHINERY - 1.4%
        30,000   Amada Co. Ltd.                                          239,640
        33,798   Atlas Copco AB                                          655,712
        21,000   Fuji Electric Holdings Co. Ltd. #                        83,781
        49,000   Komatsu Ltd. #                                          668,644
        77,000   Kubota Corp.                                            534,198
        17,000   Makita Corp.                                            345,117
        52,057   MAN AG #                                              2,679,037
        33,000   NSK Ltd. #                                              182,338
       342,000   Sumitomo Heavy Industries Ltd. #                      2,430,028
        23,000   Techtronic Industries Co. Ltd. #                         58,560
                                                                      ----------
                                                                       7,877,055
                                                                      ----------

INSURANCE - 7.3%
       110,941   Aegon NV                                              1,652,092
        81,000   Aioi Insurance Co. Ltd.                                 483,305
        28,265   Allianz AG Holding                                    3,828,765
        59,900   Assicurazioni Generali SpA #                          1,895,247
        29,800   Assurance Generale de France #                        2,860,254
       196,200   Aviva PLC                                             2,161,049
       557,000   Friends Provident PLC                                 1,842,990
       345,843   ING Groep NV                                         10,333,693
           194   Millea Holdings, Inc.                                 3,116,466
        33,700   Muenchener Rueckversicherungs-Gesellschaft AG         3,860,368
        23,631   Promina Group Ltd. #                                     90,306
       204,100   Prudential PLC                                        1,858,038
        23,236   QBE Insurance Group Ltd. #                              331,743

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
       591,000   Royal & Sun Alliance Insurance Group PLC              1,014,345
        11,200   Swiss Reinsurance                                       738,557
        33,700   T&D Holdings, Inc.                                    2,010,786
        15,023   Zurich Financial Services AG *                        2,569,877
                                                                      ----------
                                                                      40,647,881
                                                                      ----------

MANUFACTURING - 0.7%
         9,000   Fuji Photo Film Co. Ltd. #                              297,100
       153,000   Kawasaki Heavy Industries Ltd. #                        387,581
         6,000   Nikon Corp.                                              75,837
        38,200   Siemens AG #                                          2,952,546
         4,127   Wesfarmers Ltd.                                         126,644
                                                                      ----------
                                                                       3,839,708
                                                                      ----------

METALS & MINING - 6.1%
       470,300   Alumina Ltd.                                          2,196,241
        11,549   Anglo American PLC                                      345,348
       236,468   Arcelor #                                             5,548,690
       140,300   BHP Billiton Ltd.                                     2,385,896
        66,222   BHP Billiton PLC                                      1,073,307
       208,179   Bluescope Steel Ltd. #                                1,521,103
       101,800   JFE Holdings, Inc. #                                  3,315,610
       756,000   Kobe Steel Ltd. #                                     2,302,132
        68,000   Mitsubishi Materials Corp. #                            240,681
        50,000   Mitsui Mining & Smelting Co. Ltd.                       290,834
       238,000   Nippon Steel Corp.                                      894,903
        53,000   Nisshin Steel Co. Ltd.                                  183,380
        11,431   OneSteel Ltd. #                                          33,287
        31,600   Placer Dome, Inc.                                       541,940
         7,138   Rio Tinto Ltd. #                                        322,643
        54,800   Rio Tinto PLC                                         2,247,606
        49,000   SKF AB Class B                                          640,100
       967,000   Sumitomo Metal Industries Ltd. #                      3,397,025
        19,000   Sumitomo Metal Mining Co. Ltd.                          176,424
        32,400   Teck Cominco Ltd. Class B                             1,455,411
        25,126   ThyssenKrupp AG #                                       526,258
         1,524   Vallourec SA                                            745,163
       130,404   Xstrata PLC #                                         3,389,526
        30,200   Zinifex Ltd. #*                                         105,253
                                                                      ----------
                                                                      33,878,761
                                                                      ----------

MULTIMEDIA - 0.9%
        23,454   British Sky Broadcasting PLC                            232,605
       213,200   ITV PLC                                                 426,277
        32,000   Singapore Press Holdings Ltd.                            87,466
        71,100   Trinity Mirror PLC                                      755,456
        64,784   United Business Media PLC                               634,471
        80,985   Vivendi Universal SA #                                2,652,220
        15,800   VNU NV #                                                498,200
                                                                      ----------
                                                                       5,286,695
                                                                      ----------

OIL & GAS - 10.7%
       743,507   BP PLC                                                8,860,311
        64,600   Canadian Natural Resources Ltd.                       2,921,314
       331,018   ENI SpA #                                             9,862,786
            10   INPEX Corp.                                              77,762
       298,000   Nippon Mining Holdings, Inc.                          2,367,271
         5,700   Norsk Hydro ASA                                         639,107
        70,510   Oil Search Ltd. #                                       208,557
        62,000   OMV AG                                                3,693,872
       347,700   Repsol YPF #                                         11,303,159
       215,116   Royal Dutch Shell PLC #                               7,125,357
       115,995   Royal Dutch Shell PLC Class B                         4,018,632
        26,175   Santos Ltd.                                             250,269
        25,200   Showa Shell Sekiyu KK #                                 345,653
        10,000   Teikoku Oil Co.                                         108,125
        27,200   Total SA #                                            7,448,371
        10,531   Woodside Petroleum Ltd.                                 289,758
                                                                      ----------
                                                                      59,520,304
                                                                      ----------
PHARMACEUTICALS - 6.5%
        54,600   Alliance Unichem PLC                                    837,119
        14,600   Altana AG #                                             820,026
         3,800   Astellas Pharma, Inc. #                                 143,219
        53,873   AstraZeneca PLC                                       2,511,759
         3,336   CSL Ltd.                                                 97,909
         9,800   Daiichi Sankyo Co. Ltd. #*                              201,112
         4,100   Eisai Co. Ltd. #                                        175,515
       453,626   GlaxoSmithKline PLC                                  11,574,160
         5,800   Merck KGaA                                              489,765
       113,230   Novartis AG #                                         5,766,912
         3,500   Ono Pharmaceuticals Co. Ltd.                            163,423
        23,225   Roche Holding AG                                      3,239,608
        70,061   Sanofi-Aventis                                        5,807,969
        33,285   Schering AG                                           2,111,104
         5,000   Taisho Pharmaceutical Co. Ltd.                           90,251
        29,500   Takeda Pharmaceutical Co. Ltd. #                      1,760,184
        17,000   Tanabe Seiyaku Co. Ltd. #                               172,108
                                                                      ----------
                                                                      35,962,143
                                                                      ----------

REAL ESTATE - 1.9%
        22,000   Capitaland Ltd.                                          40,870
        28,000   CapitaMall Trust                                         38,929
        27,000   Cheung Kong Holdings Ltd.                               304,914
        31,000   City Developments Ltd.                                  170,566
        24,000   Daiwa Kosho Lease Co. Ltd.                              140,236
       168,000   DB RREEF Trust                                          175,911
         2,294   Fadesa Inmobiliaria SA                                   82,573
       103,000   Far East Consortium International Ltd.                   41,495
        61,524   General Property Trust                                  183,389
         9,000   Great Eagle Holdings Ltd.                                23,959
        28,000   Hang Lung Properties Ltd.                                44,399
        11,000   Henderson Land Development Co. Ltd.                      54,951
        22,000   Hysan Development Co. Ltd.                               55,163
        27,000   Keppel Land Ltd.                                         59,104
        30,500   Kerry Properties Ltd. #                                  78,246
       130,200   Land Securities Group PLC                             3,407,261
        78,600   Leopalace21 Corp. #                                   1,900,913
        42,793   Macquarie Goodman Group                                 138,676
       210,000   Mitsubishi Estate Co. Ltd. #                          2,887,859

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
        67,000   New World Develepmont Co.                                88,102
        11,000   Sumitomo Realty & Development Co. Ltd. #                163,308
        13,000   Sun Hung Kai Properties Ltd.                            134,492
        10,000   Tokyo Tatemono Co.                                       81,557
        33,575   Westfield Group #*                                      431,107
        16,000   Wheelock and Co. Ltd.                                    28,465
                                                                      ----------
                                                                      10,756,445
                                                                      ----------

RETAIL - 2.9%
         3,800   Autobacs Seven Co. Ltd. #                               148,586
        38,400   Circle K Sunkus Co. Ltd.                                920,217
        25,970   Coles Myer Ltd. #                                       203,649
         9,026   Compagnie Financiere Richmont
                 AG                                                      358,869
         7,200   FamilyMart Co. Ltd.                                     216,709
         1,000   Fast Retailing Co. Ltd.                                  75,996
        26,000   Hankyu Department Stores, Inc. #                        205,393
        27,000   KarstadtQuelle AG #*                                    366,587
        85,100   Kesa Electricals PLC                                    384,345
       377,100   Kingfisher PLC                                        1,441,241
        36,000   Lifestyle International Holdings Ltd.                    57,548
        85,100   Marui Co. Ltd.                                        1,439,929
       196,700   Mitchells & Butlers PLC                               1,271,220
        17,000   Mitsukoshi Ltd.                                          82,378
         7,381   Next PLC                                                181,795
        15,672   PPR SA #                                              1,649,734
        98,300   Punch Taverns PLC                                     1,391,457
        92,680   Seven & I Holdings Co. Ltd. *                         3,075,836
         1,860   Swatch Group AG                                         257,283
        87,942   Whitbread PLC                                         1,477,466
       931,000   Woolworths Group PLC                                    551,850
         3,100   Yamada Denki Co. #                                      236,136
                                                                      ----------
                                                                      15,994,224
                                                                      ----------

SEMICONDUCTORS - 0.6%
       102,600   ARM Holdings PLC                                        213,310
        12,800   ASML Holding NV *                                       210,832
        50,000   Infineon Technologies AG #*                             493,172
        18,700   Micronas Semiconductor Holding AG *                     802,258
         1,800   Rohm Co. Ltd. #                                         156,494
         1,800   Shinko Electric Industries Co. Ltd.                     102,158
        55,000   STATS ChipPAC Ltd. *                                     33,841
        10,400   STMicroelectronics NV #                                 179,452
        24,900   Tokyo Electron Ltd.                                   1,325,275
                                                                      ----------
                                                                       3,516,792
                                                                      ----------

SOFTWARE - 0.5%
        10,630   Business Objects SA *                                   365,944
         9,200   Nihon Unisys Ltd.                                        90,380
        14,494   SAP AG #                                              2,513,173
                                                                      ----------
                                                                       2,969,497
                                                                      ----------

TELECOMMUNICATIONS - 6.9%
       171,333   Alcatel #*                                            2,289,054
       280,900   BT Group PLC                                          1,104,637
       255,500   Cable & Wireless PLC                                    646,477
        32,000   Foxconn International Holdings Ltd. *                    34,653
       163,419   France Telecom SA #                                   4,705,569
        89,900   Hellenic Telecommunication Organisation *             1,797,295
            48   KDDI Corp. #                                            271,151
           128   Nippon Telegraph & Telephone Corp.                      630,425
        62,350   Nokia OYJ                                             1,048,032
        35,500   Nokia OYJ (ADR)                                         600,305
           522   NTT Data Corp. #                                      2,018,059
           261   NTT DoCoMo, Inc.                                        465,352
       458,736   O2 PLC *                                              1,280,438
        39,000   Oki Electric Industry Co. Ltd. #                        132,874
        97,200   Royal KPN NV                                          2,591,375
       288,626   Royal KPN NV                                          2,596,268
        70,800   SES Global                                            1,114,087
     1,521,000   Singapore Telecommunications Ltd.                     2,204,674
         3,900   Swisscom AG                                           1,279,829
        33,386   Tandberg ASA                                            446,856
        29,501   Tandberg Television ASA *                               384,703
        36,490   Telecom Corp. of New Zealand Ltd.                       152,374
       946,744   Telefon AB LM Ericsson #                              3,465,370
       142,356   Telefonica SA                                         2,337,912
        19,606   Telstra Corp. Ltd. #                                     60,988
     1,720,400   Vodafone Group PLC                                    4,490,014
                                                                      ----------
                                                                      38,148,771
                                                                      ----------

TRANSPORTATION - 1.2%
            24   A P Moeller - Maersk Group                              245,852
        19,587   Deutsche Post AG                                        459,606
           700   East Japan Railway Co. #                              4,003,707
        33,000   Fukuyama Transporting Co. Ltd. #                        119,132
        46,000   Kawasaki Kisen Kaisha Ltd. #                            332,530
        29,000   Mitsui OSK Lines Ltd. #                                 232,164
        41,000   MTR Corp. Ltd.                                           85,362
        23,000   Neptune Orient Lines Ltd.                                41,911
        66,000   Nippon Express Co. Ltd. #                               326,228
        26,000   Nippon Yusen Kabushiki Kaisha #                         174,641
       162,907   Stagecoach Group PLC                                    322,117
            40   West Japan Railway Co. #                                151,463
         5,000   Yamato Transport Co. Ltd. #                              82,351
                                                                      ----------
                                                                       6,577,064
                                                                      ----------

UTILITIES - ELECTRIC - 3.8%
         8,900   Chubu Electric Power Co., Inc.                          217,600
         9,600   Chugoku Electric Power Co.                              198,279
        16,500   CLP Holdings Ltd.                                        98,273
        58,088   E.ON AG                                               5,353,349
         6,000   Electric Power Development Co. Ltd.                     200,715
       107,900   Endesa SA #                                           2,897,456
       236,300   ENEL SpA                                              2,042,952
       355,397   Energias de Portugal SA                                 994,207
         6,000   Hong Kong Electric Holdings Ltd.                         29,664
       384,000   International Power PLC *                             1,688,433
        17,400   Kansai Electric Power Co., Inc. #                       384,721
       156,730   National Grid PLC                                     1,473,946

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                  Value
------                                                               -----------
        21,500   RWE AG                                                1,427,155
        92,000   The Tokyo Electric Power Co., Inc. #                  2,330,553
        12,300   Tohoku Electric Power Co., Inc. #                       274,130
        47,400   Union Fenosa SA #                                     1,570,617
                                                                     -----------
                                                                      21,182,050
                                                                     -----------

UTILITIES - GAS - 0.2%
         1,532   Gaz De France *                                          51,392
        77,000   Hong Kong & China Gas Ltd.                              158,825
       291,000   Tokyo Gas Co. Ltd. #                                  1,184,086
                                                                     -----------
                                                                       1,394,303
                                                                     -----------

UTILITIES - WATER - 0.5%
        89,719   Suez SA #                                             2,601,805
        41,300   United Utilities PLC                                    478,650
                                                                     -----------
                                                                       3,080,455
                                                                     -----------

TOTAL COMMON STOCKS
                                                                     -----------
   (Cost $468,555,443)                                               533,503,844
                                                                     -----------

PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%
   2,351   Fresenius Medical Care AG *                                   327,140
                                                                     -----------
                                                                         327,140
                                                                     -----------

TOTAL PREFERRED STOCKS
   (Cost $305,933 )                                                      327,140
                                                                     -----------

Principal
Amount                                                                 Value
---------                                                          -------------
GOVERNMENT OBLIGATIONS - 0.1%
                 Federal Republic of Germany
        23,504   3.250%, 04/17/09 (b)                                    29,314
         4,418   4.250%, 07/04/14 (b)                                     5,838
       188,993   4.500%, 08/18/06-07/04/09 (b)                          233,419
        51,592   5.000%, 07/04/11-01/04/12 (b)                           70,890
        96,748   5.250%, 01/04/08-01/04/11 (b)                          133,404
        26,373   5.500%, 01/04/31 (b)                                    43,059
                                                                  -------------
TOTAL GOVERNMENT OBLIGATIONS
   (Cost $515,924)                                                      515,924
                                                                  -------------

SHORT-TERM INVESTMENTS - 25.0%

COLLATERAL FOR SECURITIES ON LOAN - 23.5%
   130,796,273   State Street Navigator
                 Securities Lending Prime
                 Portfolio 3.790% (c) (d) (e)                       130,796,273
                                                                  -------------

MUTUAL FUND - 1.5%
     7,965,644   Goldman Sachs Prime Obligations
                 Fund 3.552% (d)                                      7,965,644
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $138,761,917)                                              138,761,917
                                                                  -------------
TOTAL INVESTMENTS - 121.1%
   (Cost $608,139,217)                                              673,108,825
                                                                  -------------
Liabilities in excess of other assets - (21.1)%                    (117,080,818)
                                                                  -------------
TOTAL NET ASSETS - 100.0%                                         $ 556,028,007
                                                                  =============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security.

# - Represents security, or portion thereof, on loan as of September 30, 2005.

(a) - Represents a security which is fair-valued.

(b) - Represents security received, in lieu of cash, for securities on loan.

(c) - Represents security purchased with cash collateral received for securities on loan.

(d) - Rate quoted represents the seven day yield of the Fund.

(e) - Indicates an affiliated issuer.

SECURITY ABBREVIATION:

ADR--American Depository Receipt

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005
(Unaudited)

Shares                                                                   Value
------                                                                 ---------
COMMON STOCKS - 96.6%

ADVERTISING - 0.1%
         1,797   Advo, Inc.                                               56,228
         2,826   Catalina Marketing Corp.                                 64,263
         1,100   FTD Group, Inc. #*                                       11,385
         1,100   Greenfield Online, Inc. #*                                5,984
         3,414   Harte-Hanks, Inc.                                        90,232
         5,000   Lamar Advertising Co. *                                 226,800
         1,328   Marchex, Inc. Class B #*                                 21,992
         1,565   RH Donnelley Corp. *                                     99,002
         1,176   Valuevision Media, Inc. *                                13,348
         1,765   Ventiv Health, Inc. *                                    46,261
                                                                       ---------
                                                                         635,494
                                                                       ---------

AEROSPACE & DEFENSE - 0.6%
         2,105   AAR Corp. *                                              36,164
        15,519   Alliant Techsystems, Inc. #*                          1,158,493
           600   ARGON ST, Inc. *                                         17,604
         2,084   Armor Holdings, Inc. *                                   89,633
         3,741   BE Aerospace, Inc. *                                     61,988
         1,319   Curtiss-Wright Corp.                                     81,395
         1,525   DRS Technologies, Inc.                                   75,274
           885   EDO Corp.                                                26,577
         2,490   Engineered Support Systems, Inc.                        102,190
         1,380   Esterline Technologies Corp. *                           52,288
         3,475   GenCorp, Inc. #*                                         64,809
           965   Heico Corp. #                                            22,388
        45,269   Herley Industries, Inc. *                               843,361
           831   Innovative Solutions & Support, Inc. #*                  12,905
         1,292   Kaman Corp. #                                            26,421
         1,990   Moog, Inc. *                                             58,745
           400   MTC Technologies, Inc. #*                                12,792
         3,352   Orbital Sciences Corp. #*                                41,900
           435   Sequa Corp. *                                            25,665
         1,915   Teledyne Technologies, Inc. *                            66,010
           933   Triumph Group, Inc. *                                    34,680
           639   United Industrial Corp. #                                22,844
                                                                       ---------
                                                                       2,934,127
                                                                       ---------

AIRLINES - 1.9%
         5,335   Airtran Holdings, Inc. #*                                67,541
         1,663   Alaska Air Group, Inc. #*                                48,327
         9,835   AMR Corp. #*                                            109,955
       120,691   Continental Airlines, Inc. Class B #*                 1,165,875
         2,039   ExpressJet Holdings, Inc. *                              18,290
         2,269   Frontier Airlines, Inc. #*                               22,191
       170,997   JetBlue Airways Corp. #*                              3,009,547
           436   MAIR Holdings, Inc. #*                                    2,542
         1,688   Mesa Air Group, Inc. #*                                  13,926
         1,242   Pinnacle Airlines Corp. *                                 8,073
           900   Republic Airways Holdings, Inc. *                        12,879
       155,926   Skywest, Inc. #                                       4,181,935
           907   US Airways Group, Inc. *                                 19,058
         1,600   World Air Holdings, Inc. *                               16,960
                                                                       ---------
                                                                       8,697,099
                                                                       ---------

APPAREL & TEXTILES - 1.8%
           500   Angelica Corp.                                            8,925
        65,541   Carter's, Inc. #*                                     3,722,729
           191   Cherokee, Inc.                                            6,681
           955   Columbia Sportswear Co. #*                               44,312
           510   Deckers Outdoor Corp. #*                                 12,271
         1,478   DHB Industries, Inc. #*                                   6,193
           800   Dixie Group, Inc. *                                      12,752
         1,121   G&K Services, Inc.                                       44,156
         1,107   Guess ?, Inc. #*                                         23,723
        46,543   Gymboree Corp. #*                                       634,847
         1,189   Hartmarx Corp. #*                                         7,788
         1,900   Innovo Group, Inc. #*                                     3,743
         7,200   Jones Apparel Group, Inc.                               205,200
         1,624   K-Swiss, Inc.                                            48,022
         1,721   Kellwood Co. #                                           44,488
         6,430   Liz Claiborne, Inc.                                     252,828
           857   Oxford Industries, Inc.                                  38,668
           741   Perry Ellis International, Inc. #*                       16,109
         1,691   Phillips-Van Heusen                                      52,455
         3,345   Polo Ralph Lauren Corp.                                 168,254
         6,986   Quiksilver, Inc. *                                      100,948
         2,826   Reebok International Ltd.                               159,867
         1,578   Russell Corp.                                            22,155
         1,157   Skechers U.S.A., Inc. *                                  18,940
           594   Steven Madden Ltd. *                                     13,614
         2,329   Stride Rite Corp.                                        29,858
         3,200   Timberland Co. *                                        108,096
           379   Unifirst Corp. #                                         13,292
       108,653   Warnaco Group, Inc. *                                 2,380,587
            44   Weyco Group, Inc. #                                         858
         3,468   Wolverine World Wide, Inc.                               73,001
                                                                       ---------
                                                                       8,275,358
                                                                       ---------

AUTOMOTIVE - 0.8%
           900   Accuride Corp. *                                         12,429
           766   Aftermarket Technology Corp. *                           14,087
         2,637   American Axle & Manufacturing Holdings, Inc. #           60,862
         4,273   ArvinMeritor, Inc.                                       71,445
           806   ASV, Inc. #*                                             18,256
         5,509   Autoliv, Inc.                                           239,642
           594   Bandag, Inc.                                             25,459
         3,358   BorgWarner, Inc.                                        189,593
           600   Commercial Vehicle Group, Inc. *                         12,564
         3,868   Cooper Tire & Rubber Co. #                               59,064
         9,600   Dana Corp.                                               90,336
        28,900   Delphi Corp.                                             79,764
         9,000   Goodyear Tire & Rubber Co. #*                           140,310
         2,328   Hayes Lemmerz International, Inc. #*                     10,429
           763   Keystone Automotive Industries, Inc. *                   21,982
        22,500   Lear Corp. #                                            764,325

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                 ---------
        27,000   McLeod U.S.A., Inc. (a)                                       0
         2,093   Modine Manufacturing Co.                                 76,771
         3,776   Navistar International Corp. #*                         122,456
           590   Noble International Ltd. #                               14,254
         4,352   Oshkosh Truck Corp.                                     187,832
           152   R&B, Inc. *                                               1,558
           423   Standard Motor Products, Inc. #                           3,431
           300   Strattec Security Corp. *                                15,555
        33,550   Superior Industries International #                     721,996
        41,191   Tenneco Automotive, Inc. *                              721,254
           900   Titan International, Inc.                                12,357
         2,677   TRW Automotive Holdings Corp. *                          78,543
         7,699   Visteon Corp.                                            75,296
         1,854   Wabash National Corp. #                                  36,450
                                                                       ---------
                                                                       3,878,300
                                                                       ---------

BANKING - 6.2%
           703   1st Source Corp.                                         16,274
           600   ABC Bancorp #                                            11,514
           820   Alabama National Bancorporation                          52,431
         1,356   Amcore Financial, Inc.                                   42,321
         4,376   Amegy Bancorp, Inc. #                                    99,029
           660   AmericanWest Bancorp *                                   15,259
           657   Ames National Corp. #                                    18,133
           659   Arrow Financial Corp. #                                  17,878
         7,613   Associated Banc-Corp                                    232,044
           300   Bancfirst Corp.                                          25,500
         4,596   Bancorpsouth, Inc. #                                    105,019
           400   BancTrust Financial Group, Inc. #                         7,712
           797   Bank of Granite Corp. #                                  15,175
         3,041   Bank of Hawaii Corp.                                    149,678
           674   Bank of the Ozarks, Inc. #                               23,138
           549   Banner Corp.                                             14,625
         1,442   BOK Financial Corp.                                      69,461
       140,528   Boston Private Financial Holdings, Inc. #             3,729,613
           500   Camden National Corp. #                                  18,835
           850   Capital City Bank Group, Inc. #                          32,054
           540   Capital Corp. of the West #                              16,497
           340   Capital Crossing Bank #*                                 11,812
           600   Capitol Bancorp Ltd. #                                   19,440
         1,800   Cardinal Financial Corp. #*                              17,370
           937   Cascade Bancorp #                                        19,574
         2,746   Cathay General Bancorp #                                 97,373
           400   Center Financial Corp. #                                  9,400
           726   Central Coast Bancorp #*                                 15,471
         1,876   Central Pacific Financial Corp.                          65,998
         1,393   Chemical Financial Corp. #                               45,273
         2,941   Chittenden Corp. #                                       77,966
           569   Citizens & Northern Corp. #                              15,192
         2,526   Citizens Banking Corp.                                   71,738
           301   City Bank #                                              10,303
           918   City Holding Co.                                         32,828
         2,427   City National Corp.                                     170,108
           744   Coastal Financial Corp. #                                11,175
           967   CoBiz, Inc. #                                            17,996
         9,008   Colonial BancGroup, Inc.                                201,779
           162   Colony Bankcorp, Inc. #                                   4,384
           400   Columbia Bancorp                                         16,076
         1,007   Columbia Banking System, Inc. #                          26,414
         9,700   Commerce Bancorp, Inc. #                                297,693
         3,487   Commerce Bancshares, Inc. #                             179,511
           357   Commercial Bankshares, Inc. #                            13,420
           360   Community Bancorp *                                      11,876
         1,624   Community Bank System, Inc.                              36,702
         1,439   Community Banks, Inc. #                                  40,450
           671   Community Trust Bancorp, Inc. #                          21,593
         1,181   Corus Bankshares, Inc. #                                 64,754
         3,125   Cullen/Frost Bankers, Inc.                              154,188
         3,048   CVB Financial Corp.                                      56,693
         3,176   East-West Bancorp, Inc.                                 108,111
           321   Enterprise Financial Services Corp. #*                    6,812
           500   EuroBancshares, Inc. #*                                   7,455
           400   Farmers Capital Bank Corp. #                             12,392
           428   Financial Institutions, Inc. #                            7,879
           727   First Bancorp (North Carolina) #                         14,569
         3,962   First Bancorp (Puerto Rico)                              67,037
         1,005   First Busey Corp. #                                      19,567
         1,688   First Charter Corp. #                                    41,322
           400   First Citizens BancShares, Inc.                          68,260
         4,118   First Commonwealth Financial Corp. #                     54,893
       113,712   First Community Bancorp, Inc. #                       5,438,845
           622   First Community Bancshares, Inc. #                       18,249
         2,037   First Financial Bancorp #                                37,888
         1,200   First Financial Bankshares, Inc. #                       41,796
           980   First Financial Corp.  #                                 26,460
           769   First Indiana Corp. #                                    26,200
         1,219   First Merchants Corp. #                                  31,487
         2,778   First Midwest Bancorp, Inc.                             103,453
           450   First Oak Brook Bancshares, Inc. #                       13,631
           129   First Regional Bancorp #*                                10,164
         1,179   First Republic Bank                                      41,536
           321   First South Bancorp, Inc. #                              10,693
           800   First State Bancorporation                               16,952
         5,072   FirstMerit Corp.                                        135,879
         3,122   FNB Corp. (Pennsylvania) #                               53,948
           245   FNB Corp. (Virginia) #                                    6,782
         4,012   Fremont General Corp. #                                  87,582
         1,305   Frontier Financial Corp. #                               37,845
         9,463   Fulton Financial Corp. #                                158,505
           875   GB&T Bancshares, Inc. #                                  18,576
           400   German American Bancorp                                   5,404
         1,770   Glacier Bancorp, Inc.                                    54,640
         2,276   Gold Banc Corp., Inc. #                                  33,912
           674   Great Southern Bancorp, Inc. #                           20,166
         3,063   Greater Bay Bancorp                                      75,472
           493   Greene County Bancshares, Inc. #                         12,759
         1,462   Hancock Holding Co.                                      49,913
         2,592   Hanmi Financial Corp.                                    46,526

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                 ---------
         1,776   Harleysville National Corp. #                            38,973
           600   Heartland Financial USA, Inc. #                          11,658
         1,005   Heritage Commerce Corp. *                                20,904
         2,758   Hudson United Bancorp                                   116,746
           625   IBERIABANK Corp. #                                       33,219
           849   Independent Bank Corp. (Massachusetts)                   25,793
         1,277   Independent Bank Corp. (Michigan)                        37,078
           980   Integra Bank Corp. #                                     21,266
         1,219   Interchange Financial Services Corp. (New Jersey) #      21,040
         2,632   International Bancshares Corp.                           78,170
         4,033   Investors Financial Services Corp. #                    132,686
         1,138   Irwin Financial Corp. #                                  23,204
           728   Lakeland Bancorp, Inc. #                                 11,155
           400   Lakeland Financial Corp. #                               16,540
           440   Macatawa Bank Corp. #                                    15,052
           964   Main Street Banks, Inc. #                                25,835
           519   MainSource Financial Group, Inc.                          9,202
        92,257   MB Financial Corp. #                                  3,596,178
           928   MBT Financial Corp. #                                    17,103
           525   Mercantile Bank Corp.                                    22,465
         4,691   Mercantile Bankshares Corp.                             252,751
         1,306   Mid-State Bancshares #                                   35,928
           577   Midwest Banc Holdings, Inc. #                            13,340
         1,200   Nara Bancorp, Inc.                                       17,940
         2,198   National Penn Bancshares, Inc. #                         54,708
           400   NBC Capital Corp. #                                      10,032
         1,805   NBT Bancorp, Inc.                                        42,580
           545   Northern Empire Bancshares #*                            13,581
         4,098   Old National Bancorp #                                   86,960
           760   Old Second Bancorp, Inc. #                               22,678
           582   Omega Financial Corp. #                                  16,313
         1,065   Oriental Financial Group #                               13,036
         2,641   Pacific Capital Bancorp #                                87,919
           746   Park National Corp. #                                    80,769
           483   Peapack Gladstone Financial Corp. #                      13,254
           339   Pennsylvania Commerce Bancorp, Inc. #*                   12,096
           640   Peoples Bancorp, Inc.                                    17,683
        51,905   Pinnacle Financial Partners, Inc. #*                  1,306,968
           500   Placer Sierra Bancshares #                               13,735
           300   Preferred Bank (Los Angeles)                             12,057
           551   Premierwest Bancorp #*                                    8,320
           900   PrivateBancorp, Inc.                                     30,852
         1,326   Prosperity Bancshares, Inc. #                            40,112
         2,116   Provident Bankshares Corp.                               73,594
         1,837   R-G Financial Corp. Class B #                            25,259
           450   Renasant Corp. #                                         14,243
           571   Republic Bancorp, Inc. (Kentucky) #                      11,945
         4,284   Republic Bancorp, Inc. (Michigan)                        60,576
           262   Royal Bancshares of Pennsylvania #                        5,853
         1,376   S&T Bancorp, Inc. #                                      52,013
           987   Sandy Spring Bancorp, Inc. #                             33,262
           427   Santander BanCorp                                        10,517
           303   SCBT Financial Corp. #                                    9,569
           691   Seacoast Banking Corp. of Florida                        16,190
           406   Security Bank Corp. #                                    10,105
           283   Sierra Bancorp #                                          6,452
           773   Signature Bank *                                         20,863
         1,057   Simmons First National Corp. #                           30,146
         5,786   Sky Financial Group, Inc. #                             162,644
        30,134   South Financial Group, Inc. #                           808,797
           578   Southside Bancshares, Inc. #                             10,988
           600   Southwest Bancorp, Inc.                                  13,182
           535   State Bancorp, Inc. #                                     9,587
           400   State Financial Services Corp. #                         14,608
         1,146   Sterling Bancorp #                                       25,796
         2,921   Sterling Bancshares, Inc.                                42,968
         1,352   Sterling Financial Corp. #                               27,243
           670   Suffolk Bancorp #                                        21,380
           398   Summit Bancshares, Inc. #                                 7,311
           176   Summit Financial Group, Inc. #                            4,796
           578   Sun Bancorp, Inc. *                                      12,190
         2,941   Susquehanna Bancshares, Inc.                             70,702
         2,084   SVB Financial Group *                                   101,366
           570   SY Bancorp, Inc. #                                       13,555
           300   Taylor Capital Group, Inc. #                             11,346
         7,878   TCF Financial Corp.                                     210,737
         1,510   Texas Capital Bancshares, Inc. *                         31,937
         2,434   Texas Regional Bancshares, Inc.                          70,075
         1,000   The Banc Corporation *                                   10,800
           225   The Bancorp, Inc. #*                                      3,598
           335   Tompkins Trustco, Inc. #                                 14,489
           600   Trico Bancshares #                                       12,912
         4,298   Trustco Bank Corp. #                                     53,854
         2,893   Trustmark Corp. #                                        80,570
         5,622   UCBH Holdings, Inc.                                     102,995
           941   UMB Financial Corp. #                                    61,805
         2,749   Umpqua Holdings Corp. #                                  66,856
           622   Union Bankshares Corp.                                   25,987
         2,185   United Bankshares, Inc. #                                76,366
         1,800   United Community Banks, Inc. #                           51,300
           307   United Security Bancshares, Inc. #                        8,424
           840   Univest Corp. of Pennsylvania #                          23,226
         1,330   Unizan Financial Corp. #                                 32,199
           887   USB Holding Co., Inc. #                                  20,229
         6,354   Valley National Bancorp #                               145,507
           437   Vineyard National Bancorp #                              12,913
        45,526   Virginia Commerce Bancorp, Inc. #*                    1,232,844
           574   Virginia Financial Group, Inc. #                         20,693
         6,934   W Holding Co., Inc. #                                    66,289
           895   Washington Trust Bancorp, Inc. #                         24,335
         3,180   Webster Financial Corp.                                 142,973
         1,250   WesBanco, Inc. #                                         34,375
         1,037   West Bancorporation, Inc. #                              19,205
         1,113   West Coast Bancorp #                                     27,825
         1,803   Westamerica Bancorporation                               93,125
           198   Western Sierra Bancorp #*                                 6,819

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         3,753   Whitney Holding Corp.                                   101,481
         4,099   Wilmington Trust Corp.                                  149,409
         1,152   Wilshire Bancorp, Inc. #                                 17,626
        71,709   Wintrust Financial Corp. #                            3,604,094
           597   Yardville National Bancorp                               21,044
                                                                      ----------
                                                                      28,466,138
                                                                      ----------

BIOTECHNOLOGY - 1.6%
         6,800   Aastrom Biosciences, Inc. #*                             15,980
         3,701   Affymetrix, Inc. #*                                     171,097
         1,938   Alexion Pharmaceuticals, Inc. #*                         53,644
         4,842   Applera Corp. - Celera Genomics Group *                  58,733
       289,300   Arena Pharmaceuticals, Inc. #*                        2,864,070
         3,113   Ariad Pharmaceuticals, Inc. #*                           23,130
         2,200   Arqule, Inc. *                                           17,226
           600   Barrier Therapeutics, Inc. #*                             5,034
         1,132   Bio-Rad Laboratories, Inc. *                             62,249
         1,776   Cambrex Corp.                                            33,673
         2,405   Cell Genesys, Inc. #*                                    13,179
         4,316   Charles River Laboratories International, Inc. *        188,264
           212   Cotherix, Inc. #*                                         2,957
         3,091   CuraGen Corp. #*                                         15,300
         3,300   Curis, Inc. #*                                           15,147
         3,000   deCODE genetics, Inc. #*                                 25,170
           834   Digene Corp. #*                                          23,769
         1,181   Diversa Corp. #*                                          6,838
         3,361   Encysive Pharmaceuticals, Inc. #*                        39,593
         1,604   Enzo Biochem, Inc. *                                     24,637
         2,704   Enzon Pharmaceuticals, Inc. *                            17,928
       275,800   Exact Sciences Corp. *                                  501,956
         4,925   Exelixis, Inc. *                                         37,775
         1,377   Genitope Corp. #*                                         9,556
         2,603   Geron Corp. #*                                           26,733
           183   GTx, Inc. #*                                              1,704
        90,500   Human Genome Sciences, Inc. #*                        1,229,895
         3,856   ICOS Corp. #*                                           106,503
         2,275   Illumina, Inc. #*                                        29,143
         2,488   Immunogen, Inc. *                                        18,262
         5,463   Incyte Corp. #*                                          25,676
         1,385   Integra LifeSciences Holdings Corp. #*                   52,990
         1,759   InterMune, Inc. #*                                       29,111
         2,933   Invitrogen Corp. *                                      220,650
         1,369   Keryx Biopharmaceuticals, Inc. *                         21,575
         4,391   Lexicon Genetics, Inc. #*                                17,476
         1,584   Lifecell Corp. #*                                        34,262
           280   Marshall Edwards, Inc. #*                                 1,627
         1,680   Martek Biosciences Corp. #*                              59,018
         1,458   Maxygen, Inc. *                                          12,087
        18,500   Millennium Pharmaceuticals, Inc. *                      172,605
         2,887   Millipore Corp. *                                       181,563
           500   Momenta Pharmaceuticals, Inc. #*                         13,625
         8,000   Monogram Biosciences, Inc. *                             18,800
         1,092   Myogen, Inc. #*                                          25,662
         1,737   Myriad Genetics, Inc. #*                                 37,971
         2,630   Nanogen, Inc. #*                                          8,442
         5,134   Nektar Therapeutics *                                    87,021
           939   Northfield Laboratories, Inc. #*                         12,113
         6,416   Protein Design Labs, Inc. *                             179,648
         2,334   Regeneron Pharmaceuticals, Inc. *                        22,150
         4,200   Savient Pharmaceuticals, Inc. #*                         15,834
         1,584   Seattle Genetics, Inc. #*                                 8,316
         1,924   Serologicals Corp. #*                                    43,405
         4,300   StemCells, Inc. #*                                       23,736
         2,637   SuperGen, Inc. #*                                        16,613
         3,285   Telik, Inc. #*                                           53,743
           281   Tercica, Inc. #*                                          3,170
         5,290   Vertex Pharmaceuticals, Inc. #*                         118,232
                                                                      ----------
                                                                       7,156,266
                                                                      ----------

BUILDING & CONSTRUCTION - 1.8%
           527    Aaon, Inc. #*                                            9,686
         1,204    Apogee Enterprises, Inc.                                20,588
         2,427    Beazer Homes USA, Inc. #                               142,392
           800    Brookfield Homes Corp.                                  44,424
         4,611    Champion Enterprises, Inc. *                            68,151
           875    Coachmen Industries, Inc.                               10,054
         2,759    Comfort Systems USA, Inc. *                             24,307
           720    Drew Industries, Inc. #*                                18,583
         2,843    Dycom Industries, Inc. #*                               57,485
         1,031    Eagle Materials, Inc. #                                125,132
         1,220    ElkCorp                                                 43,639
           948    EMCOR Group, Inc. *                                     56,216
        99,678    Fleetwood Enterprises, Inc. #*                       1,226,039
         2,716    Florida Rock Industries, Inc.                          174,068
         1,534    Genlyte Group, Inc. *                                   73,755
         2,212    Granite Construction, Inc.                              84,587
         1,962    Hovnanian Enterprises, Inc. *                          100,454
           900    Infrasource Services, Inc. #*                           13,095
         1,430    Insituform Technologies, Inc. *                         24,725
           700    Interline Brands, Inc. *                                14,707
         3,354    Jacobs Engineering Group, Inc. *                       226,060
         1,959    Lafarge North America, Inc.                            132,448
           318    Layne Christensen Co. *                                  7,489
         3,106    Lennox International, Inc. #                            85,135
           957    Levitt Corp.                                            21,954
         1,194    LSI Industries, Inc. #                                  22,686
           686    M/I Homes, Inc. #                                       37,222
         2,672    Martin Marietta Materials, Inc.                        209,645
         1,836    MDC Holdings, Inc.                                     144,842
         1,372    Meritage Homes Corp. *                                 105,178
           260    Mestek, Inc. #*                                          3,214
         1,757    Monaco Coach Corp. #                                    25,898
         1,265    NCI Building Systems, Inc. #*                           51,599
           380    Palm Harbor Homes, Inc. #*                               7,383
         1,300    Perini Corp. *                                          23,660
         2,846    Ryland Group, Inc.                                     194,723
       126,084    Shaw Group, Inc. #*                                  3,109,231
         2,082    Simpson Manufacturing Co., Inc. #                       81,489

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                 ---------
           288   Skyline Corp.                                            11,704
         4,122   Standard-Pacific Corp.                                  171,104
           892   Technical Olympic USA, Inc. #                            23,335
         1,221   Texas Industries, Inc.                                   66,422
         2,223   Thor Industries, Inc.                                    75,582
           547   Trex Co., Inc. #*                                        13,128
         1,009   Universal Forest Products, Inc.                          57,836
         2,567   URS Corp. *                                             103,681
         2,163   USG Corp. #*                                            148,641
        12,200   Washington Group International, Inc. #*                 657,458
         2,100   WCI Communities, Inc. #*                                 59,577
            97   William Lyon Homes, Inc. #*                              15,054
         2,018   Winnebago Industries #                                   58,461
         2,501   York International Corp.                                140,231
                                                                       ---------
                                                                       8,424,163
                                                                       ---------

BUSINESS SERVICES & SUPPLIES - 1.3%
         1,056   Administaff, Inc.                                        41,965
           838   CDI Corp.                                                24,755
           498   Compx International, Inc.                                 8,167
       128,000   Cross Country Healthcare, Inc. *                      2,375,680
         1,476   Gevity HR, Inc.                                          40,206
         1,321   Global Imaging Systems, Inc. #*                          44,980
         1,150   Heidrick & Struggles International, Inc. *               37,237
         4,044   Herman Miller, Inc.                                     122,533
         2,359   Hewitt Associates, Inc. *                                64,354
         3,300   HNI Corp.                                               198,726
         1,262   Hudson Highland Group, Inc. *                            31,512
       135,096   IKON Office Solutions, Inc. #                         1,348,258
         1,000   Imagistics International, Inc. *                         41,850
       133,284   Interface, Inc. #*                                    1,100,926
         1,236   Kelly Services, Inc.                                     37,896
         1,610   Kforce, Inc. *                                           16,583
           800   Knoll, Inc.                                              14,680
         2,230   Korn/Ferry International #*                              36,550
         3,329   Labor Ready, Inc. *                                      85,389
         6,366   MPS Group, Inc. *                                        75,119
         2,698   Resources Connection, Inc. #*                            79,942
         4,251   Spherion Corp. *                                         32,308
         3,936   Steelcase, Inc. #                                        56,915
           800   TRM Corp. #*                                             12,152
                                                                       ---------
                                                                       5,928,681
                                                                       ---------

CHEMICALS - 0.9%
         3,690   Airgas, Inc.                                            109,335
         2,063   Albemarle Corp.                                          77,775
           766   American Vanguard Corp. #                                14,025
         1,280   Arch Chemicals, Inc.                                     29,760
           315   Balchem Corp. #                                           8,678
         3,866   Cabot Corp.                                             127,617
         1,663   Cabot Microelectronics Corp. #*                          48,859
         3,000   Celanese Corp. #                                         51,750
        95,001   Chemtura Corp.                                        1,179,912
         2,343   Cytec Industries, Inc.                                  101,639
         7,054   Engelhard Corp.                                         196,877
         2,530   Ferro Corp.                                              46,350
         2,147   FMC Corp. *                                             122,851
         2,017   Georgia Gulf Corp.                                       48,569
         1,680   HB Fuller Co.                                            52,214
         7,069   Hercules, Inc. *                                         86,383
         3,700   Huntsman Corp. *                                         72,335
         5,658   International Flavors & Fragrances, Inc. #              201,651
           272   Kronos Worldwide, Inc. #                                  8,633
         3,866   Lubrizol Corp.                                          167,514
         1,761   MacDermid, Inc.                                          46,244
         1,252   Minerals Technologies, Inc.                              71,627
           900   NewMarket Corp. *                                        15,606
           521   NL Industries #                                           9,790
           641   Octel Corp.                                              10,685
         4,298   Olin Corp.                                               81,619
         1,634   OM Group, Inc. *                                         32,892
           800   Pioneer Cos, Inc. *                                      19,248
         6,152   PolyOne Corp. *                                          37,281
         7,207   RPM International, Inc.                                 132,609
         1,988   Schulman A, Inc.                                         35,685
         3,007   Sensient Technologies Corp.                              56,983
         4,100   Sigma-Aldrich Corp.                                     262,646
        20,695   Spartech Corp. #                                        404,380
           273   Stepan Co.                                                6,841
         1,978   Symyx Technologies *                                     51,665
         5,863   Terra Industries, Inc. #*                                38,989
         1,700   UAP Holding Corp.                                        30,770
           648   Valhi, Inc. #                                            11,651
         6,260   Valspar Corp. #                                         139,974
         1,873   Wellman, Inc.                                            11,856
           700   Westlake Chemical Corp. #                                18,956
         3,868   WR Grace & Co. #*                                        34,619
                                                                       ---------
                                                                       4,315,345
                                                                       ---------

COMMERCIAL SERVICES - 5.6%
         2,430   Aaron Rents, Inc. #                                      51,395
         2,137   ABM Industries, Inc.                                     44,471
           595   ACE Cash Express, Inc. #*                                11,608
         5,488   Adesa, Inc.                                             121,285
         4,000   Advance America Cash Advance Centers, Inc. #             53,000
       125,300   Advisory Board Co. #*                                 6,520,612
        50,922   Albany Molecular Research, Inc. #*                      620,230
         2,379   Alderwoods Group, Inc. *                                 38,968
         4,958   Alliance Data Systems Corp. *                           194,106
         1,934   Arbitron, Inc.                                           77,051
           700   Bankrate, Inc. #*                                        19,201
         1,471   Banta Corp.                                              74,859
       171,376   BearingPoint, Inc. #*                                 1,300,744
         2,343   Bowne & Co., Inc. #                                      33,481
         6,200   Career Education Corp. *                                220,472
         3,917   Cbiz, Inc. *                                             19,977
         1,367   Central Parking Corp.                                    20,437

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         3,200   Cenveo, Inc. *                                           33,184
         1,608   Chemed Corp.                                             69,691
       144,200   ChoicePoint, Inc. *                                   6,225,114
           900   Clark, Inc. #                                            15,147
         1,512   Coinstar, Inc. #*                                        27,987
           618   Consolidated Graphics, Inc. *                            26,605
         8,824   Convergys Corp. *                                       126,801
         2,363   Corporate Executive Board Co.                           184,267
         2,195   Corrections Corp. of America *                           87,142
           996   CoStar Group, Inc. *                                     46,533
           499   CRA International, Inc. #*                               20,803
         3,103   Deluxe Corp.                                            124,616
         1,617   DiamondCluster International, Inc. *                     12,257
         1,628   Dollar Thrifty Automotive Group *                        54,815
         1,323   Electro Rent Corp. *                                     16,643
         2,900   Enersys #*                                               43,993
         7,616   Equifax, Inc.                                           266,103
           161   Escala Group, Inc. *                                      2,681
         1,913   Euronet Worldwide, Inc. *                                56,606
           637   Exponent, Inc. *                                         19,995
            70   First Advantage Corp. #*                                  2,058
           796   Forrester Research, Inc. *                               16,573
         2,544   FTI Consulting, Inc. #*                                  64,261
         3,858   Gartner, Inc. *                                          45,100
           618   Geo Group, Inc. *                                        16,377
         3,200   Gold Kist, Inc. #*                                       62,560
        57,125   Healthcare Services Group #                           1,099,656
           500   Huron Consulting Group, Inc. #*                          13,410
         2,442   Interactive Data Corp. *                                 55,311
        40,500   iPayment, Inc. *                                      1,532,520
         6,404   Iron Mountain, Inc. *                                   235,027
         2,300   Jackson Hewitt Tax Service, Inc.                         54,993
           590   Landauer, Inc. #                                         28,910
           998   LECG Corp. *                                             22,954
         1,627   Magellan Health Services, Inc. *                         57,189
         5,400   Manpower, Inc.                                          239,706
           996   MAXIMUS, Inc.                                            35,607
         1,022   Mcgrath Rentcorp                                         28,953
           995   Midas, Inc. *                                            19,781
           600   Monro Muffler, Inc. *                                    15,762
           600   Morningstar, Inc. #*                                     19,200
         2,949   Navigant Consulting, Inc. *                              56,503
         1,650   NCO Group, Inc. *                                        34,089
         2,500   Odyssey Marine Exploration, Inc. #*                       9,225
        86,000   On Assignment, Inc. #*                                  735,300
         1,764   Parexel International Corp. *                            35,439
         2,915   Pharmaceutical Product Development, Inc. *              167,642
         3,200   PHH Corp. *                                              87,872
           620   Pre-Paid Legal Services, Inc. #                          23,994
         2,693   PRG-Schultz International, Inc. #*                        8,106
           720   Providence Service Corp. #*                              22,025
         7,117   Quanta Services, Inc. #*                                 90,813
         4,528   Rent-A-Center, Inc. *                                    87,436
         1,102   Rent-Way, Inc. #*                                         7,571
        10,000   Robert Half International, Inc.                         355,900
         1,755   Rollins, Inc.                                            34,258
         1,382   Senomyx, Inc. #*                                         23,535
        18,451   Service Corp. International                             152,959
        17,010   ServiceMaster Co.                                       230,315
         1,196   SFBC International, Inc. #*                              53,090
         2,254   Sotheby's Holdings *                                     37,687
         2,152   Source Interlink Companies, Inc. *                       23,801
         1,029   Sourcecorp *                                             22,062
           717   Startek, Inc. #                                           9,464
         6,695   Stewart Enterprises, Inc.                                44,388
         2,430   TeleTech Holdings, Inc. *                                24,349
           881   TNS, Inc. *                                              21,364
         4,071   United Rentals, Inc. #*                                  80,239
         2,919   Valassis Communications, Inc. *                         113,783
           300   Vertrue, Inc. #*                                         10,905
         1,378   Viad Corp.                                               37,688
           496   Volt Information Sciences, Inc. *                        10,079
         2,168   Watson Wyatt & Co. Holdings                              58,428
       120,000   Wright Express Corp. #*                               2,590,800
                                                                      ----------
                                                                      25,849,894
                                                                      ----------

COMPUTERS & INFORMATION - 1.5%
           445   3D Systems Corp. #*                                       9,892
         4,268   Advanced Digital Information Corp. #*                    40,119
         1,544   Agilysys, Inc.                                           26,001
        52,549   Ansoft Corp. #*                                       1,529,176
         1,700   Anteon International Corp. *                             72,692
         7,121   BISYS Group, Inc. *                                      95,635
        16,000   Brocade Communications Systems, Inc. #*                  65,280
         1,725   CACI International, Inc. *                              104,535
        16,410   Cadence Design Systems, Inc. *                          265,186
           374   Catapult Communications Corp. *                           6,859
         8,857   Ceridian Corp. *                                        183,783
         3,140   Ciber, Inc. #*                                           23,330
           480   COMSYS IT Partners, Inc. #*                               5,861
         1,522   Covansys Corp. #*                                        24,291
           770   Cyberguard Corp. *                                        6,353
         4,133   Diebold, Inc.                                           142,423
         2,400   Dot Hill Systems Corp. #*                                16,152
         4,400   DST Systems, Inc. *                                     241,252
        86,650   Echelon Corp. #*                                        798,047
         2,968   Electronics for Imaging *                                68,086
         1,909   Factset Research Systems, Inc.                           67,273
        13,728   Gateway, Inc. #*                                         37,066
         1,538   Hutchinson Technology, Inc. *                            40,173
         1,200   iGate Corp. #*                                            4,356
         2,030   Imation Corp.                                            87,026
           508   Integral Systems, Inc. #                                 10,485
         2,032   Intergraph Corp. *                                       90,851
         2,279   InterVoice, Inc. *                                       20,534
         4,006   Jack Henry & Associates, Inc.                            77,716
         1,600   Kanbay International, Inc. #*                            30,080

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                 ---------
         1,748   Komag, Inc. #*                                           55,866
         1,950   Kronos, Inc. *                                           87,048
         4,150   Lexar Media, Inc. #*                                     26,560
         1,500   Magma Design Automation, Inc. #*                         12,180
         1,552   Manhattan Associates, Inc. *                             36,006
       216,848   Maxtor Corp. #*                                         954,131
         7,031   McData Corp. #*                                          36,842
         4,425   Mentor Graphics Corp. *                                  38,055
         1,471   Mercury Computer Systems, Inc. #*                        38,614
         2,288   Micros Systems, Inc. *                                  100,100
         1,922   Mobility Electronics, Inc. #*                            20,489
         1,153   MTS Systems Corp.                                        43,549
         3,157   National Instruments Corp. #                             77,788
           800   Ness Technologies, Inc. #*                                8,000
         1,196   Netscout Systems, Inc. #*                                 6,494
         2,584   Palm, Inc. #*                                            73,205
           300   PAR Technology Corp. #*                                   6,900
         5,055   Perot Systems Corp. *                                    71,528
         9,562   Quantum Corp. #*                                         29,547
         1,588   Radiant Systems, Inc. *                                  16,388
         1,321   Radisys Corp. #*                                         25,627
         3,699   Reynolds & Reynolds Co.                                 101,390
           479   Rimage Corp. #*                                          12,775
           498   SI International, Inc. *                                 15,423
         5,492   Silicon Storage Technology, Inc. #*                      29,547
         1,658   SRA International, Inc. *                                58,826
           542   Stratasys, Inc. #*                                       16,097
         1,417   SYKES Enterprises, Inc. *                                16,862
         1,480   Synaptics, Inc. #*                                       27,824
         8,700   Synopsys, Inc. *                                        164,430
           413   Syntel, Inc. #                                            8,049
           981   Talx Corp.                                               32,167
         2,792   Tyler Technologies, Inc. #*                              23,118
        20,400   Unisys Corp. *                                          135,456
        12,377   Western Digital Corp. *                                 160,035
                                                                       ---------
                                                                       6,757,429
                                                                       ---------

CONTAINERS & PACKAGING - 0.4%
         6,454   Ball Corp.                                              237,120
         6,394   Bemis Co.                                               157,932
         1,088   Chesapeake Corp.                                         20,008
         9,769   Crown Holdings, Inc. *                                  155,718
         3,649   Graphic Packaging Corp. *                                10,217
           909   Greif, Inc.                                              54,631
           767   Mobile Mini, Inc. #*                                     33,249
         9,131   Owens-Illinois, Inc. *                                  188,281
         3,531   Packaging Corp. of America #                             68,537
         8,653   Pactiv Corp. *                                          151,601
         5,000   Sealed Air Corp. *                                      237,300
         1,166   Silgan Holdings, Inc.                                    38,781
        15,300   Smurfit-Stone Container Corp. *                         158,508
         5,855   Sonoco Products Co.                                     159,900
                                                                       ---------
                                                                       1,671,783
                                                                       ---------

COSMETICS & PERSONAL CARE - 0.1%
         4,500   Alberto-Culver Co.                                      201,375
           903   Chattem, Inc. #*                                         32,057
         1,635   Elizabeth Arden, Inc. *                                  35,283
           247   Inter Parfums, Inc. #                                     4,863
           400   Parlux Fragrances, Inc. #*                               11,656
         9,006   Revlon, Inc. #*                                          28,999
           733   Water Pik Technologies, Inc. *                           14,880
                                                                       ---------
                                                                         329,113
                                                                       ---------

DISTRIBUTION & WHOLESALE - 0.5%
         2,007   Aviall, Inc. *                                           67,796
           800   Beacon Roofing Supply, Inc. *                            26,136
         1,900   Bell Microproducts, Inc. #*                              19,057
         1,743   Brightpoint, Inc. *                                      33,361
           804   Building Material Holding Corp.                          74,925
           780   Central European Distribution Corp. #*                   33,220
         3,574   Fastenal Co. #                                          218,336
         1,385   Handleman Co. #                                          17,493
         3,984   Hughes Supply, Inc.                                     129,878
           459   Huttig Building Products, Inc. *                          4,154
         7,362   Ingram Micro, Inc. *                                    136,491
           759   LKQ Corp. *                                              22,922
         1,301   Navarre Corp. #*                                          7,533
           665   Nuco2, Inc. #*                                           17,124
         2,459   Owens & Minor, Inc.                                      72,172
           704   Scansource, Inc. #*                                      34,313
         3,038   SCP Pool Corp.                                          106,117
        32,765   Tech Data Corp. *                                     1,202,803
         2,017   United Stationers, Inc. *                                96,534
         1,337   Watsco, Inc.                                             71,008
         1,968   WESCO International, Inc. *                              66,656
                                                                       ---------
                                                                       2,458,029
                                                                       ---------

DIVERSIFIED FINANCIAL SERVICES - 1.2%
        17,341   Accredited Home Lenders Holding Co. #*                  609,710
         1,257   Advanta Corp. Class B                                    35,485
         1,971   Affiliated Managers Group #*                            142,740
         4,500   AG Edwards, Inc.                                        197,145
         7,930   Allied Capital Corp. #                                  227,036
         6,091   American Capital Strategies Ltd. #                      223,296
         8,798   AmeriCredit Corp. *                                     210,008
         3,980   Apollo Investment Corp.                                  78,804
         1,800   Archipelago Holdings, Inc. #*                            71,730
         1,501   Ares Capital Corp. #                                     24,436
           389   Asset Acceptance Capital Corp. *                         11,658
           384   Asta Funding, Inc. #                                     11,658
           214   BKF Capital Group, Inc. #                                 6,619
         1,500   Calamos Asset Management, Inc. Class A                   37,020
           200   Capital Southwest Corp. #                                17,034
         3,922   CapitalSource, Inc. #*                                   85,500

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                 ---------
         2,263   CharterMac #                                             46,392
           600   Cohen & Steers, Inc. #                                   12,000
         1,000   Collegiate Funding Services #*                           14,810
         1,267   CompuCredit Corp. #*                                     56,280
         5,307   Doral Financial Corp. #                                  69,362
         7,726   Eaton Vance Corp.                                       191,759
           884   Encore Capital Group, Inc. #*                            15,771
         1,654   eSpeed, Inc. #*                                          12,537
           406   Federal Agricultural Mortgage Corp. Class C #             9,882
         5,081   Federated Investors, Inc. Class B                       168,842
           927   Financial Federal Corp. #                                36,895
         1,645   First Marblehead Corp. #                                 41,783
        62,419   Friedman Billings Ramsey Group, Inc. #                  636,050
           268   GAMCO Investors, Inc. #                                  12,288
           500   GFI Group, Inc. #*                                       20,585
           500   Gladstone Capital Corp. #                                11,275
           800   Greenhill & Co., Inc. #                                  33,352
           975   Harris & Harris Group, Inc. #*                           10,823
         3,722   IndyMac Bancorp, Inc.                                   147,317
         8,476   Instinet Group, Inc. *                                   42,126
           493   International Securities Exchange, Inc. *                11,536
         2,357   Investment Technology Group, Inc. *                      69,767
        13,684   Janus Capital Group, Inc.                               197,734
         2,926   Jefferies Group, Inc.                                   127,427
         5,898   Knight Capital Group, Inc. #*                            49,012
         3,584   LaBranche & Co., Inc. #*                                 31,145
         4,836   Leucadia National Corp.                                 208,432
         1,600   MarketAxess Holdings, Inc. *                             21,760
           209   Marlin Business Services, Inc. #*                         4,815
         2,969   MCG Capital Corp. #                                      50,087
         3,624   Metris Cos, Inc. *                                       53,019
         4,912   MoneyGram International, Inc.                           106,640
         2,800   Nasdaq Stock Market, Inc. #*                             70,980
         2,104   National Financial Partners Corp.                        94,975
         1,137   Nelnet, Inc. #*                                          43,217
         1,000   NGP Capital Resources Co. #                              15,060
         3,148   Nuveen Investments, Inc. #                              124,000
         1,200   optionsXpress Holdings, Inc. #                           22,848
         1,228   Piper Jaffray Cos. *                                     36,668
           900   Portfolio Recovery Associates, Inc. #*                   38,862
         3,656   Raymond James Financial, Inc.                           117,431
           484   Sanders Morris Harris Group, Inc. #                       7,913
           590   Stifel Financial Corp. *                                 21,181
           242   Student Loan Corp.                                       57,325
           826   SWS Group, Inc.                                          13,546
         1,000   Technology Investment Capital Corp.                      15,790
           225   United PanAm Financial Corp. #*                           5,618
         4,356   Waddell & Reed Financial, Inc.                           84,332
         2,208   Walter Industries, Inc. #                               108,015
         1,344   Westcorp                                                 79,162
           411   WFS Financial, Inc. *                                    27,615
           952   World Acceptance Corp. *                                 24,190
                                                                       ---------
                                                                       5,520,110
                                                                       ---------

EDUCATION - 0.5%
         1,682   Bright Horizons Family Solutions, Inc. *                 64,589
         5,534   Corinthian Colleges, Inc. #*                             73,436
         3,293   DeVry, Inc. *                                            62,732
         1,100   Educate, Inc. #*                                         16,500
        53,358   Education Management Corp. #*                         1,720,262
         2,713   ITT Educational Services, Inc. *                        133,887
         2,939   Laureate Education, Inc. *                              143,923
           596   Learning Tree International, Inc. *                       7,867
           851   Strayer Education, Inc.                                  80,437
         1,305   Universal Technical Institute, Inc. *                    46,471
                                                                       ---------
                                                                       2,350,103
                                                                       ---------

ELECTRICAL EQUIPMENT - 1.0%
           996   Advanced Energy Industries, Inc. *                       10,717
         1,529   Allete, Inc.                                             70,043
         1,541   American Superconductor Corp. #*                         15,949
         4,026   Ametek, Inc.                                            172,997
         2,227   Artesyn Technologies, Inc. #*                            20,711
         2,620   Belden CDT, Inc.                                         50,907
         1,382   C&D Technologies, Inc.                                   13,005
         1,000   Color Kinetics, Inc. #*                                  15,000
           973   Encore Wire Corp. #*                                     15,821
         4,152   Energizer Holdings, Inc. *                              235,418
         1,409   Energy Conversion Devices, Inc. #*                       63,236
         2,395   General Cable Corp. #*                                   40,236
       199,058   GrafTech International Ltd. #*                        1,080,885
         3,723   Hubbell, Inc. Class B                                   174,720
         1,705   Intermagnetics General Corp. *                           47,638
         1,350   Littelfuse, Inc. *                                       37,976
           785   Medis Technologies Ltd. #*                               14,091
           285   Powell Industries, Inc. #*                                6,239
         4,436   Power-One, Inc. *                                        24,575
           760   Superior Essex, Inc. *                                   13,688
       177,653   Ultralife Batteries, Inc. #*                          2,295,277
         1,073   Universal Display Corp. #*                               11,964
         3,118   Valence Technology, Inc. #*                               8,450
         1,150   Vicor Corp. #                                            17,423
         1,364   Wilson Greatbatch Technologies, Inc. *                   37,428
                                                                       ---------
                                                                       4,494,393
                                                                       ---------

ELECTRONICS - 4.3%
           500   American Science & Engineering, Inc. #*                  32,795
         5,275   Amphenol Corp.                                          212,794
           752   Analogic Corp.                                           37,908
        11,500   Applera Corp. - Applied Biosystems Group                267,260
         6,794   Arrow Electronics, Inc. *                               213,060
         8,339   Avnet, Inc. *                                           203,889
         2,900   AVX Corp. #                                              36,946
           407   Badger Meter, Inc.                                       16,011

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
           749   BEI Technologies, Inc. #                                 26,208
           648   Bel Fuse, Inc. Class B #                                 23,607
         2,520   Benchmark Electronics, Inc. *                            75,902
         2,584   Brady Corp.                                              79,949
         2,392   Checkpoint Systems, Inc. *                               56,738
         1,300   Cogent, Inc. #*                                          30,875
       148,597   Coherent, Inc. #*                                     4,350,920
         2,178   CTS Corp. #                                              26,354
         1,040   Cubic Corp. #                                            17,805
         2,005   Cymer, Inc. *                                            62,797
           912   Daktronics, Inc. #                                       21,870
         1,162   Dionex Corp. *                                           63,039
         1,600   Dolby Laboratories, Inc. *                               25,600
         1,840   Electro Scientific Industries, Inc. #*                   41,142
           554   Excel Technology, Inc. #*                                14,232
           900   Fargo Electronics, Inc. #*                               15,723
           620   Faro Technologies, Inc. #*                               12,084
         1,638   FEI Co. #*                                               31,532
         3,664   Flir Systems, Inc. *                                    108,381
         8,934   Gentex Corp. #                                          155,452
         5,758   Identix, Inc. #*                                         27,063
       161,262   II-VI, Inc. #*                                        2,860,788
         2,200   International DisplayWorks, Inc. #*                      13,068
         1,700   Ionatron, Inc. #*                                        17,136
         1,270   Itron, Inc. #*                                           57,988
       284,114   Keithley Instruments, Inc. #                          4,148,064
         5,740   Kemet Corp. *                                            48,101
           295   LaBarge, Inc. #*                                          3,811
           246   LeCroy Corp. *                                            3,653
         1,025   LoJack Corp. *                                           21,669
           395   Measurement Specialties, Inc. #*                          8,374
         2,280   Methode Electronics, Inc.                                26,266
           600   Metrologic Instruments, Inc. #*                          10,914
         2,468   Mettler Toledo International, Inc. *                    125,819
           908   Molecular Devices Corp. #*                               18,968
           600   Multi-Fineline Electronix, Inc. *                        17,562
           979   OSI Systems, Inc. #*                                     15,468
         1,102   Park Electrochemical Corp.                               29,368
         1,802   Paxar Corp. *                                            30,364
         7,650   PerkinElmer, Inc.                                       155,831
         1,096   Photon Dynamics, Inc. #*                                 20,988
         2,772   Plexus Corp. *                                           47,373
         1,037   Rofin-Sinar Technologies, Inc. *                         39,396
        65,129   Rogers Corp. #*                                       2,520,492
        31,600   Sanmina-SCI Corp. *                                     135,564
       453,400   Solectron Corp. #*                                    1,772,794
         1,571   Sonic Solutions, Inc. #*                                 33,777
         2,000   Spatialight, Inc. #*                                      8,780
        14,517   Symbol Technologies, Inc.                               140,525
           400   Sypris Solutions, Inc. #                                  4,296
         3,010   Taser International, Inc. #*                             18,572
         2,663   Technitrol, Inc.                                         40,797
         5,404   Tektronix, Inc.                                         136,343
         9,600   Thermo Electron Corp. *                                 296,640
         3,622   Thomas & Betts Corp. *                                  124,633
         3,044   Trimble Navigation Ltd. *                               102,552
         2,725   TTM Technologies, Inc. #*                                19,484
         1,817   Varian, Inc. *                                           62,359
         2,198   Viisage Technology, Inc. #*                               9,122
         9,592   Vishay Intertechnology, Inc. *                          114,624
         1,431   Watts Water Technologies, Inc. #                         41,284
           621   Woodward Governor Co.                                    52,816
         1,209   X-Rite, Inc.                                             14,992
                                                                      ----------
                                                                      19,659,348
                                                                      ----------

ENTERTAINMENT & LEISURE - 0.8%
         3,432   Alliance Gaming Corp. #*                                 37,237
         1,132   Ambassadors Group, Inc. #                                25,244
         1,018   Arctic Cat, Inc. #                                       20,910
         1,621   Argosy Gaming Co. *                                      76,171
         1,241   Bluegreen Corp. *                                        21,904
         5,799   Brunswick Corp.                                         218,796
         4,502   Callaway Golf Co.                                        67,935
           586   Carmike Cinemas, Inc. #                                  13,443
           367   Churchill Downs, Inc.                                    12,962
           348   Dover Downs Gaming & Entertainment, Inc.                  4,733
           981   Dover Motorsports, Inc.                                   6,710
         2,500   DreamWorks Animation SKG, Inc. *                         69,150
           132   Escalade, Inc. #                                          1,749
         2,480   Gaylord Entertainment Co. *                             118,172
         1,200   Great Wolf Resorts, Inc. #*                              12,408
         6,862   GTECH Holdings Corp.                                    219,996
         9,457   Hasbro, Inc.                                            185,830
         2,104   International Speedway Corp.                            110,397
           992   Isle of Capri Casinos, Inc. #*                           21,209
         1,753   Jakks Pacific, Inc. #*                                   28,451
         3,134   K2, Inc. #*                                              35,728
           283   Lakes Entertainment, Inc. #*                              2,844
         2,199   Leapfrog Enterprises, Inc. #*                            32,479
         1,500   Life Time Fitness, Inc. #*                               49,710
         2,730   Macrovision Corp. *                                      52,143
         2,500   Magna Entertainment Corp. #*                             16,650
         1,024   Marine Products Corp. #                                  11,295
         3,746   Marvel Entertainment, Inc. #*                            66,941
         1,500   Mikohn Gaming Corp. *                                    19,935
         1,582   Multimedia Games, Inc. #*                                15,361
         1,872   Nautilus Group, Inc. #                                   41,315
         1,626   Pegasus Solutions, Inc. #*                               14,601
         3,816   Penn National Gaming, Inc. *                            118,716
         2,101   Pinnacle Entertainment, Inc. *                           38,511
         2,619   Polaris Industries, Inc. #                              129,771
         1,079   RC2 Corp. *                                              36,427
         2,700   Regal Entertainment Group #                              54,108
         7,864   Sabre Holdings Corp.                                    159,482
         3,616   Scientific Games Corp. *                                112,096
         1,950   Shuffle Master, Inc. #*                                  51,539
       139,911   Six Flags, Inc. #*                                    1,005,960
           938   Speedway Motorsports, Inc.                               34,078

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
           164   Steinway Musical Instruments *                            4,321
         1,128   Sunterra Corp. #*                                        14,811
         1,768   Topps Co., Inc.                                          14,515
         1,889   Vail Resorts, Inc. #*                                    54,309
         2,100   Warner Music Group Corp. *                               38,871
         1,202   WMS Industries, Inc. #*                                  33,812
                                                                       ---------
                                                                       3,533,736
                                                                       ---------

ENVIRONMENTAL SERVICES - 2.1%
         1,700   Aleris International, Inc. #*                            46,665
       110,000   Allied Waste Industries, Inc. #*                        929,500
           613   American Ecology Corp. #                                 12,027
       216,676   Calgon Carbon Corp. #                                 1,711,740
           843   Casella Waste Systems, Inc. *                            11,069
         1,000   Clean Harbors, Inc. #*                                   33,950
         6,674   Covanta Holding Corp. #*                                 89,632
         3,500   Darling International, Inc. *                            12,355
           500   Duratek, Inc. *                                           9,140
         2,700   Evergreen Solar, Inc. #*                                 25,191
       215,938   FuelCell Energy, Inc. #*                              2,368,840
        62,855   Headwaters, Inc. #*                                   2,350,777
         3,696   KFX, Inc. #*                                             63,276
         1,048   Metal Management, Inc.                                   26,567
         1,775   Mine Safety Appliances Co. #                             68,693
         5,100   Nalco Holding Co. *                                      86,037
           110   Pacific Ethanol, Inc. #*                                  1,135
         2,017   Plug Power, Inc. #*                                      13,716
         3,200   Quantum Fuel Systems Technologies Worldwide, Inc. #*     13,120
         2,558   Stericycle, Inc. *                                      146,190
         2,074   Syntroleum Corp. #*                                      30,197
        93,562   Tetra Tech, Inc. #*                                   1,573,713
         2,667   Waste Connections, Inc. *                                93,558
             7   Waste Industries USA, Inc.                                   93
         4,300   Waste Services, Inc. #*                                  15,910
                                                                       ---------
                                                                       9,733,090
                                                                       ---------

FOOD, BEVERAGE & TOBACCO - 1.5%
           300   Alico, Inc. #                                            15,390
         5,749   Alliance One International, Inc.                         20,351
           980   American Italian Pasta Co.                               10,447
           266   Andersons, Inc. #                                         7,788
           549   Boston Beer Co., Inc. *                                  13,725
         2,479   Chiquita Brands International, Inc. #                    69,288
           327   Coca-Cola Bottling Co. Consolidated                      16,003
         4,318   Corn Products International, Inc. #                      87,094
        11,465   Del Monte Foods Co. *                                   123,019
         2,161   Delta & Pine Land Co.                                    57,072
           500   Farmer Bros Co. #                                        10,095
         3,012   Flowers Foods, Inc.                                      82,167
         1,080   Great Atlantic & Pacific Tea Co. #*                      30,629
           122   Green Mountain Coffee Roasters, Inc. *                    4,243
        79,422   Hain Celestial Group, Inc. *                          1,540,787
           836   Hansen Natural Corp. #*                                  39,359
         4,500   Hormel Foods Corp.                                      148,455
           600   Ingles Markets, Inc.                                      9,480
           370   J&J Snack Foods Corp.                                    21,386
         3,046   JM Smucker Co.                                          147,853
           382   John B. Sanfilippo & Son #*                               6,685
         1,692   Lance, Inc.                                              29,542
           500   M&F Worldwide Corp. *                                     7,775
            78   Maui Land & Pineapple Co., Inc. *                         2,342
         2,839   Molson Coors Brewing Co. Class B #                      181,724
           685   Nash Finch Co. #                                         28,900
           128   National Beverage Corp. *                                   993
         1,547   Pathmark Stores, Inc. *                                  17,435
           604   Peet's Coffee & Tea, Inc. #*                             18,494
         4,053   PepsiAmericas, Inc.                                      92,125
         2,859   Performance Food Group Co. *                             90,230
           894   Pilgrim's Pride Corp.                                    32,542
           194   Provide Commerce, Inc. #*                                 4,708
         1,668   Ralcorp Holdings, Inc. *                                 69,923
         1,859   Ruddick Corp.                                            42,850
         1,121   Sanderson Farms, Inc. #                                  41,656
            11   Seaboard Corp. #                                         15,103
         5,190   Smithfield Foods, Inc. *                                154,039
         1,400   Spartan Stores, Inc. *                                   14,420
         8,100   Supervalu, Inc.                                         252,072
        83,850   Tasty Baking Co. #                                      727,818
           415   Tejon Ranch Co. #*                                       19,505
         1,503   Tootsie Roll Industries, Inc.                            47,720
         2,306   United Natural Foods, Inc. *                             81,540
         1,553   Universal Corp.                                          60,303
         1,299   Vector Group Ltd. #                                      25,990
           709   Weis Markets, Inc. #                                     28,367
       173,259   Wild Oats Markets, Inc. #*                            2,228,111
                                                                       ---------
                                                                       6,777,546
                                                                       ---------

FOREST PRODUCTS & PAPER - 0.8%
         3,256   Bowater, Inc.                                            92,047
        86,629   Buckeye Technologies, Inc. #*                           703,427
         1,734   Caraustar Industries, Inc. #*                            19,039
           597   Deltic Timber Corp. #                                    27,492
        77,017   Glatfelter                                            1,085,170
         2,797   Longview Fibre Co.                                       54,514
         6,512   Louisiana-Pacific Corp.                                 180,317
        23,500   MeadWestvaco Corp. #                                    649,070
         2,000   Mercer International Inc. #*                             16,540
           900   Neenah Paper, Inc. #                                     26,370
         1,676   Potlatch Corp.                                           87,353
         3,024   Rayonier, Inc.                                          174,243
         1,509   Rock-Tenn Co.                                            22,786
           896   Schweitzer-Mauduit International, Inc.                   19,999
        15,868   Temple-Inland, Inc. #                                   648,208
         2,524   Wausau-Mosinee Paper Corp.                               31,575
         1,000   Xerium Technologies, Inc. #                              11,480
                                                                       ---------
                                                                       3,849,630
                                                                       ---------

HEALTH CARE - 8.7%
         1,104   Abaxis, Inc. #*                                          14,407

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                 ---------
           888   Abiomed, Inc. #*                                          8,942
         3,935   Advanced Medical Optics, Inc. *                         149,333
         1,189   Advanced Neuromodulation Systems, Inc. #*                56,430
         2,951   Align Technology, Inc. #*                                19,831
           241   Alliance Imaging, Inc. #*                                 2,061
         2,100   Allied Healthcare International, Inc. #*                 11,865
           877   Amedisys, Inc. #*                                        34,203
           744   America Service Group, Inc. *                            12,343
           620   American Dental Partners, Inc. *                         21,030
         2,077   American Healthways, Inc. #*                             88,065
        27,122   American Medical Systems Holdings, Inc. *               546,508
         1,771   American Retirement Corp. *                              33,348
         2,914   AMERIGROUP Corp. *                                       55,716
           693   AMN Healthcare Services, Inc. *                          10,721
         1,659   Amsurg Corp. #*                                          45,390
           800   Animas Corp. #*                                          12,560
         2,820   Apria Healthcare Group, Inc. *                           89,986
         1,026   Arrow International, Inc.                                28,933
         1,421   Arthrocare Corp. #*                                      57,153
         1,029   Aspect Medical Systems, Inc. #*                          30,489
         3,139   Bausch & Lomb, Inc.                                     253,255
         3,580   Beckman Coulter, Inc.                                   193,248
         6,114   Beverly Enterprises, Inc. #*                             74,897
       292,200   Bio-Reference Labs, Inc. #*                           5,052,138
           878   Biosite, Inc. #*                                         54,313
         1,295   Bruker BioSciences Corp. *                                5,672
         2,000   Caliper Life Sciences, Inc. *                            14,060
         1,011   Candela Corp. *                                           9,928
           800   Cantel Medical Corp. #*                                  16,832
         2,550   Centene Corp. #*                                         63,827
         2,309   Cepheid, Inc. #*                                         17,064
         5,325   Community Health Systems, Inc. *                        206,663
         1,590   Conmed Corp. *                                           44,329
         2,492   Cooper Cos, Inc.                                        190,912
           302   Corvel Corp. #*                                           7,236
         3,818   Covance, Inc. *                                         183,226
         1,069   Cyberonics, Inc. #*                                      31,899
         6,853   Cytyc Corp. *                                           184,003
         5,146   Dade Behring Holdings, Inc.                             188,652
           696   Datascope Corp.                                          21,590
           400   DexCom, Inc. #*                                           4,648
         1,378   Diagnostic Products Corp.                                72,662
         1,200   DJ Orthopedics, Inc. *                                   34,728
         3,387   Edwards Lifesciences Corp. *                            150,417
         1,079   Encore Medical Corp. #*                                   5,071
         1,166   Epix Medical, Inc. #*                                     8,978
           900   Foxhollow Technologies, Inc. *                           42,849
         2,956   Gen-Probe, Inc. *                                       146,174
         1,231   Genesis HealthCare Corp. *                               49,634
         1,709   Gentiva Health Services, Inc. *                          30,967
         1,571   Haemonetics Corp. *                                      74,670
         6,576   Health Net, Inc. *                                      311,176
         2,200   HealthTronics, Inc. *                                    21,912
         5,170   Henry Schein, Inc. *                                    220,345
         3,342   Hillenbrand Industries, Inc.                            157,241
         1,410   Hologic, Inc. *                                          81,428
         3,735   Hooper Holmes, Inc.                                      14,679
           800   Horizon Health Corp. *                                   21,736
           696   ICU Medical, Inc. #*                                     20,017
         1,897   Idexx Laboratories, Inc. *                              126,871
         2,603   Immucor, Inc. *                                          71,426
         2,194   Inamed Corp. *                                          166,042
           600   IntraLase Corp. #*                                        8,826
         2,000   Intuitive Surgical, Inc. *                              146,580
         1,834   Invacare Corp.                                           76,423
         1,300   Inverness Medical Innovations, Inc. #*                   34,489
         1,100   Iris International, Inc. *                               20,284
           500   Kensey Nash Corp. #*                                     15,330
        59,702   Kindred Healthcare, Inc. #*                           1,779,120
         2,877   Kinetic Concepts, Inc. *                                163,414
         1,800   Kyphon, Inc. #*                                          79,092
         1,079   LabOne, Inc. #*                                          46,937
         1,144   Laserscope #*                                            32,238
         1,290   LCA-Vision, Inc. #                                       47,885
           600   Lifeline Systems, Inc. *                                 20,058
         3,139   LifePoint Hospitals, Inc. #*                            137,268
         5,514   Lincare Holdings, Inc. *                                226,350
         1,318   Luminex Corp. #*                                         13,233
        28,342   Manor Care, Inc. #                                    1,088,616
        23,850   Matria Healthcare, Inc. #*                              900,338
           166   Medcath Corp. #*                                          3,943
         1,826   Mentor Corp. #                                          100,448
       124,877   Merge Technologies, Inc. *                            2,134,148
         1,160   Meridian Bioscience, Inc. #                              24,002
         1,568   Merit Medical Systems, Inc. *                            27,816
            55   Micro Therapeutics, Inc. #*                                 307
           668   Molina Healthcare, Inc. *                                16,693
           379   National Healthcare Corp. #                              13,265
           500   Neurometrix, Inc. #*                                     14,885
       103,700   NovaMed, Inc. *                                         709,360
         1,000   NuVasive, Inc. #*                                        18,740
         1,592   Oakley, Inc. #                                           27,605
         3,543   OCA, Inc. #*                                              5,315
         2,225   Odyssey HealthCare, Inc. #*                              37,758
         1,317   Option Care, Inc. #                                      19,281
         2,592   OraSure Technologies, Inc. #*                            24,443
         1,700   Orchid Cellmark, Inc. #                                  14,450
         3,100   PainCare Holdings, Inc. #*                               11,625
           905   Palomar Medical Technologies, Inc. #*                    23,738
         1,299   Pediatrix Medical Group, Inc. *                          99,789
         1,274   PolyMedica Corp.                                         44,514
         3,878   PSS World Medical, Inc. *                                51,733
         1,308   Psychiatric Solutions, Inc. #*                           70,933
           700   Radiation Therapy Services, Inc. *                       22,302
         1,197   RehabCare Group, Inc. *                                  24,562
         4,097   Renal Care Group, Inc. *                                193,870
         1,262   Res-Care, Inc. *                                         19,422

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         1,985   Resmed, Inc. #*                                         158,105
        99,788   Respironics, Inc. #*                                  4,209,058
         1,496   Sierra Health Services *                                103,030
           700   Somanetics Corp. #*                                      17,500
           998   SonoSite, Inc. #*                                        29,621
           349   Specialty Laboratories, Inc. #*                           4,617
         4,131   Steris Corp.                                             98,276
           964   Sunrise Senior Living, Inc. *                            64,337
           925   SurModics, Inc. #*                                       35,788
         2,483   Sybron Dental Specialties, Inc. *                       103,243
       110,117   Symbion, Inc. #*                                      2,848,727
        43,300   Symmetry Medical, Inc. #*                             1,026,210
       123,700   Synovis Life Technologies, Inc. #*                    1,329,775
        68,510   Techne Corp. #*                                       3,903,700
        64,000   Tenet Healthcare Corp. *                                718,720
         3,328   ThermoGenesis Corp. #*                                   17,638
       190,178   Thoratec Corp. #*                                     3,377,561
         4,965   Triad Hospitals, Inc. *                                 224,766
         1,272   TriPath Imaging, Inc. #*                                  8,980
        40,500   United Surgical Partners International, Inc. *        1,583,955
         2,960   Universal Health Services, Inc. Class B                 140,985
           617   US Physical Therapy, Inc. #*                             11,205
         1,730   Ventana Medical Systems #*                               65,861
         2,058   Viasys Healthcare, Inc. *                                51,429
           700   VistaCare, Inc. #*                                       10,129
           900   Vital Images, Inc. #*                                    20,034
           323   Vital Signs, Inc.                                        14,887
         1,200   WellCare Health Plans, Inc. #*                           44,460
        14,700   WellChoice, Inc. #*                                   1,115,730
         1,970   West Pharmaceutical Services, Inc. #                     58,450
         1,645   Wright Medical Group, Inc. *                             40,599
           240   Young Innovations, Inc. #                                 9,086
           616   Zoll Medical Corp. *                                     16,170
                                                                      ----------
                                                                      40,030,787
                                                                      ----------

HOTELS & RESTAURANTS - 2.3%
         1,316   Ameristar Casinos, Inc.                                  27,425
         5,042   Applebees International, Inc.                           104,319
         2,058   Aztar Corp. *                                            63,407
         2,264   Bob Evans Farms, Inc.                                    51,415
           412   Buffalo Wild Wings, Inc. #*                              10,918
        42,595   California Pizza Kitchen, Inc. #*                     1,245,478
         2,922   CBRL Group, Inc.                                         98,355
         1,970   CEC Entertainment, Inc. *                                62,567
         4,740   Cheesecake Factory *                                    148,078
           898   Choice Hotels International, Inc. #                      58,047
         2,900   CKE Restaurants, Inc. #                                  38,222
        65,700   Darden Restaurants, Inc.                              1,995,309
           719   Dave & Buster's, Inc. #*                                  9,599
         1,324   IHOP Corp.                                               53,940
         2,301   Jack in the Box, Inc. *                                  68,823
         3,397   Krispy Kreme Doughnuts, Inc. #*                          21,265
        12,400   La Quinta Corp. *                                       107,756
         1,110   Landry's Restaurants, Inc. #                             32,523
           712   Lodgian, Inc. *                                           7,298
           996   Lone Star Steakhouse & Saloon                            25,896
         1,392   Marcus Corp.                                             27,896
           600   Monarch Casino & Resort, Inc. #*                         10,194
         1,476   MTR Gaming Group, Inc. *                                 11,823
         1,271   O'Charleys, Inc. *                                       18,188
         3,594   Outback Steakhouse, Inc.                                131,540
         1,680   Panera Bread Co. *                                       85,982
           729   Papa John's International, Inc. #*                       36,537
         1,557   PF Chang's China Bistro, Inc. #*                         69,800
        80,175   Rare Hospitality International, Inc. *                2,060,498
           883   Red Robin Gourmet Burgers, Inc. #*                       40,477
           600   Riviera Holdings Corp. #*                                13,308
         4,000   Ruby Tuesday, Inc. #                                     87,040
         2,657   Ryan's Restaurant Group, Inc. *                          31,007
         3,456   Sonic Corp. *                                            94,522
         3,338   Station Casinos, Inc.                                   221,510
         1,339   Steak N Shake Co. *                                      24,303
       210,800   Texas Roadhouse, Inc. #*                              3,140,920
         2,274   Triarc Cos. Class B #                                    34,724
                                                                      ----------
                                                                      10,370,908
                                                                      ----------

HOUSEHOLD PRODUCTS - 0.8%
           200   Acco Brands Corp. *                                       5,644
         3,787   American Greetings                                      103,764
           668   American Woodmark Corp. #                                22,445
           662   Bassett Furniture Industries, Inc.                       12,326
         1,380   Blyth, Inc.                                              30,760
         1,020   Central Garden and Pet Co. *                             46,155
         3,633   Church & Dwight, Inc. #                                 134,203
           900   CNS, Inc. #                                              23,463
           476   CSS Industries, Inc.                                     15,480
           999   Digital Theater Systems, Inc. #*                         16,823
         1,700   Ennis Business Forms #                                   28,560
         1,930   Ethan Allen Interiors, Inc.                              60,506
       118,475   Fossil, Inc. #*                                       2,155,060
         2,726   Furniture Brands International, Inc. #                   49,150
           300   Hooker Furniture Corp. #                                  4,986
         3,328   Jarden Corp. #*                                         136,681
         1,617   John H Harland Co.                                       71,795
         1,358   Kimball International, Inc. Class B                      16,418
         3,420   La-Z-Boy, Inc. #                                         45,110
           809   Libbey, Inc. #                                           12,297
           219   Lifetime Brands, Inc. #                                   5,878
         4,693   Maytag Corp. #                                           85,694
           369   National Presto Industries, Inc.                         15,797
         1,776   Playtex Products, Inc. #*                                19,536
           625   Russ Berrie & Co., Inc. #                                 8,825
         1,269   Scotts Co.                                              111,583
         2,205   Spectrum Brands, Inc. *                                  51,928
           980   Standard Register Co.                                    14,651
           528   Stanley Furniture Co., Inc.                              13,828
         2,652   Tempur-Pedic International, Inc. #*                      31,400
         2,812   Tivo, Inc. #*                                            15,438
         2,584   Toro Co.                                                 94,988

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         2,953   Tupperware Corp.                                         67,269
           823   Universal Electronics, Inc. *                            14,230
         1,196   WD-40 Co.                                                31,706
         2,739   Yankee Candle Co., Inc.                                  67,106
                                                                      ----------
                                                                       3,641,481
                                                                      ----------

INDUSTRIAL MACHINERY - 3.4%
       102,644   AGCO Corp. #*                                         1,868,121
           198   Alamo Group, Inc.                                         3,924
         1,692   Albany International Corp.                               62,384
         1,892   Applied Industrial Technologies, Inc. #                  67,885
         1,025   Astec Industries, Inc. *                                 29,100
         2,005   Baldor Electric Co.                                      50,827
         3,010   Briggs & Stratton Corp.                                 104,116
         1,300   Bucyrus International, Inc.                              63,869
           687   Cascade Corp.                                            33,457
       110,930   Cognex Corp. #                                        3,335,665
         2,723   Cummins, Inc.                                           239,597
         3,130   Flowserve Corp. *                                       113,776
         1,352   Franklin Electric Co., Inc. #                            55,959
         1,327   Gardner Denver, Inc. *                                   59,184
           419   Gehl Co. #*                                              11,678
         1,300   Global Power Equipment Group, Inc. #*                     9,269
           481   Gorman-Rupp Co. #                                        11,568
         4,173   Graco, Inc.                                             143,050
         2,970   IDEX Corp.                                              126,374
         1,470   Intevac, Inc. #*                                         15,156
         3,056   JLG Industries, Inc. #                                  111,819
        31,750   Joy Global, Inc.                                      1,602,105
           794   Kadant, Inc. *                                           15,928
         2,247   Kennametal, Inc.                                        110,193
         2,117   Lincoln Electric Holdings, Inc. #                        83,410
       144,084   Lindsay Manufacturing Co. #                           3,171,289
         1,763   Manitowoc Co.                                            88,591
           339   Middleby Corp. #*                                        24,578
           350   NACCO Industries, Inc.                                   40,058
         1,647   Nordson Corp.                                            62,635
         1,963   Presstek, Inc. #*                                        25,480
         1,617   Regal-Beloit Corp. #                                     52,455
           699   Robbins & Myers, Inc. #                                  15,714
           699   Sauer-Danfoss, Inc. #                                    13,980
         3,329   Snap-On, Inc.                                           120,243
         5,006   Stanley Works                                           233,680
         1,747   Stewart & Stevenson Services                             41,666
         1,080   Tecumseh Products Co.                                    23,242
           525   Tennant Co.                                              21,515
         2,932   Terex Corp. *                                           144,929
           900   TurboChef Technologies, Inc. #*                          14,031
         2,743   UNOVA, Inc. #*                                           95,950
       108,917   Wabtec Corp. #                                        2,971,256
         4,277   Zebra Technologies Corp. *                              167,188
                                                                      ----------
                                                                      15,656,890
                                                                      ----------

INSURANCE - 2.4%
         1,417   21st Century Insurance Group #                           22,601
           600   Affirmative Insurance Holdings, Inc. #                    8,736
         2,002   Alfa Corp.                                               33,393
           271   Alleghany Corp. *                                        82,926
         3,297   Allmerica Financial Corp. *                             135,639
         2,292   American Equity Investment Life Holding Co. #            26,014
         2,830   American Financial Group, Inc.                           96,022
           495   American National Insurance                              58,964
           400   American Physicians Capital, Inc. *                      19,652
         2,242   AmerUs Group Co. #                                      128,624
         1,609   Argonaut Group, Inc. #*                                  43,459
         5,581   Arthur J Gallagher & Co. #                              160,789
           370   Baldwin & Lyons, Inc. Class B #                           9,261
        41,971   Bristol West Holdings, Inc.                             765,971
         3,184   Brown & Brown, Inc. #                                   158,213
         1,155   Ceres Group, Inc. #*                                      6,503
         2,052   Citizens, Inc. #*                                        13,174
           709   CNA Surety Corp. *                                       10,082
         1,434   Commerce Group, Inc.                                     83,201
         9,116   Conseco, Inc. *                                         192,439
         1,931   Crawford & Co. Class B #                                 15,120
         1,567   Delphi Financial Group                                   73,336
         1,003   Direct General Corp. #                                   19,789
        40,021   Donegal Group, Inc. #                                   868,456
           107   EMC INS Group, Inc. #                                     1,931
           200   Enstar Group, Inc. #*                                    12,978
         2,406   Erie Indemnity Co.                                      126,917
           696   FBL Financial Group, Inc.                                20,845
         1,730   First Acceptance Corp. #*                                17,490
         4,981   First American Corp.                                    227,482
           690   FPIC Insurance Group, Inc. *                             24,833
           283   Great American Financial Resources, Inc.                  5,660
           767   Harleysville Group, Inc.                                 18,408
         6,037   HCC Insurance Holdings, Inc.                            172,236
         1,825   Hilb Rogal & Hobbs Co. #                                 68,109
         2,414   Horace Mann Educators Corp.                              47,749
           360   Independence Holding Co. #                                6,552
         1,300   Infinity Property & Casualty Corp.                       45,617
           202   Kansas City Life Ins Co. #                               10,336
         1,500   KMG America Corp. *                                      12,000
         1,038   LandAmerica Financial Group, Inc. #                      67,107
           554   Markel Corp. *                                          183,097
        60,700   Max Re Capital Ltd.                                   1,504,753
         1,487   Mercury General Corp. #                                  89,205
           466   Midland Co.                                              16,790
           100   National Western Life Insurance Co. *                    21,125
           398   Navigators Group, Inc. *                                 14,853
           700   Odyssey Re Holdings Corp. #                              17,878
         3,746   Ohio Casualty Corp.                                     101,592

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
        10,900   Old Republic International Corp.                        290,703
           983   Philadelphia Consolidated Holding Co. *                  83,457
       133,800   Phoenix Cos, Inc. #                                   1,632,360
         1,480   PMA Capital Corp. #*                                     12,994
        24,700   PMI Group, Inc. #                                       984,789
         1,541   Presidential Life Corp. #                                27,738
         1,594   ProAssurance Corp. *                                     74,392
         4,168   Protective Life Corp.                                   171,638
         5,000   Radian Group, Inc.                                      265,500
         1,692   Reinsurance Group of America, Inc. #                     75,632
         1,293   RLI Corp.                                                59,814
           600   Safety Insurance Group, Inc.                             21,354
           673   SeaBright Insurance Holdings, Inc. #*                     8,709
         1,734   Selective Insurance Group                                84,793
         1,641   Stancorp Financial Group, Inc.                          138,172
           796   State Auto Financial Corp.                               25,185
         1,125   Stewart Information Services Corp.                       57,600
         1,200   Tower Group, Inc.                                        18,144
         1,600   Transatlantic Holdings, Inc. #                           91,200
        13,439   Triad Guaranty, Inc. #*                                 527,078
         2,159   UICI                                                     77,724
           960   United Fire & Casualty Co. #                             43,306
         2,845   Unitrin, Inc.                                           135,024
         1,306   Universal American Financial Corp. *                     29,698
         2,400   USI Holdings Corp. #*                                    31,176
           100   Wesco Financial Corp.                                    34,210
         6,388   WR Berkley Corp.                                        252,198
         1,025   Zenith National Insurance Corp.                          64,257
                                                                      ----------
                                                                      11,186,751
                                                                      ----------

INTERNET SERVICES & APPLICATIONS - 0.8%
           299   1-800 Contacts, Inc. #*                                   5,606
         1,266   1-800-FLOWERS.COM, Inc. #*                                8,875
         3,134   Agile Software Corp. *                                   22,471
         6,926   Akamai Technologies, Inc. *                             110,470
         1,983   Alloy, Inc. *                                             9,598
         4,300   Applied Digital Solutions, Inc. *                        12,255
         3,500   aQuantive, Inc. #*                                       70,455
           600   Arbinet-thexchange, Inc. #*                               4,320
         3,723   Ariba, Inc. #*                                           21,221
         2,098   Asiainfo Holdings, Inc. #*                               10,175
         1,600   Audible, Inc. #*                                         19,664
         2,342   Autobytel, Inc. #*                                       11,733
         2,958   Avocent Corp. *                                          93,591
           565   Blue Coat Systems, Inc. #*                               24,566
           900   Blue Nile, Inc. #*                                       28,476
         5,003   Checkfree Corp. *                                       189,213
           600   Click Commerce, Inc. #*                                  10,998
        25,527   CMGI, Inc. *                                             42,630
         7,319   CNET Networks, Inc. #*                                   99,319
           244   Cogent Communications Group, Inc. #*                      1,191
         1,724   Cybersource Corp. #*                                     11,344
         2,169   Digital Insight Corp. *                                  56,524
         1,891   Digital River, Inc. #*                                   65,901
         4,734   Digitas, Inc. *                                          53,778
         2,300   Drugstore.Com #*                                          8,510
         4,000   E-Loan, Inc. *                                           16,760
         7,963   Earthlink, Inc. *                                        85,204
         1,000   eCollege.com, Inc. #*                                    14,860
         2,872   Entrust, Inc. #*                                         16,083
         1,029   Equinix, Inc. #*                                         42,858
         2,821   eResearch Technology, Inc. #*                            40,030
         2,222   F5 Networks, Inc. *                                      96,590
         1,843   GSI Commerce, Inc. #*                                    36,676
         2,875   Harris Interactive, Inc. *                               12,276
         9,706   Homestore, Inc. *                                        42,221
         2,019   Infospace, Inc. #*                                       48,194
         1,900   Intermix Media, Inc. #                                   22,724
         2,300   Internet Capital Group, Inc. #*                          20,263
         2,205   Internet Security Systems *                              52,942
         2,814   Interwoven, Inc. *                                       22,990
         2,712   Ipass, Inc. *                                            14,591
         2,525   iVillage, Inc. #*                                        18,332
         1,500   j2 Global Communications, Inc. *                         60,630
         1,203   Jupitermedia Corp. #*                                    21,305
           779   Keynote Systems, Inc. *                                  10,111
         2,256   Lionbridge Technologies #*                               15,228
         4,273   Macromedia, Inc. *                                      173,783
         2,630   Matrixone, Inc. *                                        13,834
         6,052   Monster Worldwide, Inc. *                               185,857
         1,600   Motive, Inc. #*                                          10,144
         3,206   Netbank, Inc.                                            26,642
         2,189   NetFlix, Inc. #*                                         56,892
           642   Netratings, Inc. #*                                       9,771
         2,032   NIC, Inc. #*                                             13,310
         1,500   Nutri/System, Inc. #*                                    37,530
         1,492   Online Resources Corp. #*                                15,785
         4,272   Openwave Systems, Inc. #*                                76,811
         3,255   Opsware, Inc. #*                                         16,893
           634   Overstock.com, Inc. #*                                   24,314
         1,362   Priceline.com, Inc. *                                    26,314
         1,610   ProQuest Co. *                                           58,282
         7,400   RealNetworks, Inc. #*                                    42,254
         2,932   Redback Networks, Inc. #*                                29,085
           800   RightNow Technologies, Inc. #*                           11,776
         3,984   RSA Security, Inc. *                                     50,637
         5,043   S1 Corp. *                                               19,718
         5,431   Sapient Corp. *                                          33,944
         2,363   Secure Computing Corp. #*                                26,820
         1,154   Sohu.com, Inc. #*                                        19,768
         3,465   SonicWALL, Inc. *                                        22,003
         1,317   Stamps.com, Inc. *                                       22,666
           721   Stellent, Inc. *                                          6,179
         2,154   SupportSoft, Inc. #*                                     10,856
         1,550   Terremark Worldwide, Inc. #*                              6,805
        12,270   TIBCO Software, Inc. *                                  102,577
           125   Travelzoo, Inc. #*                                        2,774

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         2,763   Trizetto Group *                                         39,014
         3,627   United Online, Inc.                                      50,234
         4,700   Valueclick, Inc. *                                       80,323
         1,600   VASCO Data Security International, Inc. #*               14,512
         2,476   Verity, Inc. *                                           26,295
         1,550   Vignette Corp. #*                                        24,661
         1,726   WebEx Communications, Inc. *                             42,304
        20,713   WebMD Corp. *                                           229,500
         3,170   webMethods, Inc. #*                                      22,412
         1,400   Websense, Inc. *                                         71,694
           700   WebSideStory, Inc. *                                     12,404
                                                                      ----------
                                                                       3,471,128
                                                                      ----------

MANUFACTURING - 2.2%
         1,660   Actuant Corp.                                            77,688
         2,743   Acuity Brands, Inc.                                      81,385
           400   Ameron International Corp.                               18,560
         1,134   AO Smith Corp.                                           32,319
         1,032   Applied Films Corp. *                                    21,672
         2,130   Aptargroup, Inc.                                        106,095
           838   Barnes Group, Inc.                                       30,051
         1,900   Blount International, Inc. *                             33,516
         3,239   Brink's Co.                                             132,993
         1,847   Carlisle Cos, Inc.                                      117,414
         1,395   Ceradyne, Inc. *                                         51,169
         2,968   Clarcor, Inc.                                            85,241
         3,091   Crane Co.                                                91,926
         4,258   Donaldson Co., Inc.                                     129,997
         1,300   EnPro Industries, Inc. *                                 43,797
         1,586   ESCO Technologies, Inc. *                                79,411
        59,984   Federal Signal Corp. #                                1,025,127
         1,100   Flanders Corp. #*                                        13,354
           600   Freightcar America, Inc.                                 24,468
         1,647   Griffon Corp. *                                          40,516
         2,462   Harsco Corp.                                            161,433
         3,650   Hexcel Corp. *                                           66,759
         5,031   Jacuzzi Brands, Inc. #*                                  40,550
         1,547   Lancaster Colony Corp.                                   66,521
         1,876   Matthews International Corp.                             70,894
         1,425   Myers Industries, Inc.                                   16,587
         7,282   Pall Corp.                                              200,255
         6,004   Pentair, Inc.                                           219,146
           800   Raven Industries, Inc. #                                 23,400
       169,518   Roper Industries, Inc.                                6,660,362
         4,525   SPX Corp.                                               207,924
           696   Standex International Corp.                              18,326
         1,558   Sturm Ruger & Co., Inc. #                                14,334
         2,072   Teleflex, Inc. #                                        146,076
         1,969   Tredegar Corp.                                           25,617
         2,372   Trinity Industries, Inc. #                               96,042
                                                                      ----------
                                                                      10,270,923
                                                                      ----------

METALS & MINING - 1.7%
         6,585   AK Steel Holding Corp. #*                                56,433
        34,302   Allegheny Technologies, Inc. #                        1,062,676
         1,800   Alpha Natural Resources, Inc. *                          54,072
           369   AM Castle & Co. *                                         6,458
         1,121   Amcol International Corp.                                21,377
         3,729   Arch Coal, Inc. #                                       251,708
         1,309   Brush Engineered Materials, Inc. #*                      20,787
         1,411   Carpenter Technology                                     82,699
         1,238   Century Aluminum Co. #*                                  27,830
         1,121   Chaparral Steel Co. *                                    28,272
           840   Charles & Colvard Ltd. #                                 20,966
           728   CIRCOR International, Inc.                               19,984
         1,202   Cleveland-Cliffs, Inc. #                                104,706
        14,022   Coeur d'Alene Mines Corp. *                              59,313
         3,370   Commercial Metals Co.                                   113,704
           950   Compass Minerals International, Inc.                     21,850
         5,344   Consol Energy, Inc.                                     407,587
         1,400   Earle M Jorgensen Co. #*                                 13,342
         1,400   Foundation Coal Holdings, Inc.                           53,830
         1,653   Gibraltar Industries, Inc.                               37,804
         8,076   Hecla Mining Co. #*                                      35,373
           800   James River Coal Co. #*                                  40,376
        87,605   Kaydon Corp. #                                        2,488,858
           199   Lawson Products                                           7,307
         4,472   Massey Energy Co. #                                     228,385
         1,269   Metals USA, Inc. #*                                      25,964
         2,292   Mueller Industries, Inc.                                 63,649
        67,706   NN, Inc. #                                              811,795
         1,209   NS Group, Inc. #*                                        47,453
           260   Omerga Flex, Inc. #*                                      4,157
         2,216   Oregon Steel Mills, Inc. #*                              61,826
         1,444   Quanex Corp.                                             95,622
         1,617   Reliance Steel & Aluminum Co.                            85,588
           479   Roanoke Electric Steel Corp.                              9,594
           932   Royal Gold, Inc. #                                       25,043
         1,272   RTI International Metals, Inc. *                         50,053
         1,350   Ryerson Tull, Inc. #                                     28,755
         1,477   Schnitzer Steel Industries, Inc. #                       48,106
         2,184   Steel Dynamics, Inc. #                                   74,169
           656   Steel Technologies, Inc. #                               17,010
         3,077   Stillwater Mining Co. #*                                 28,155
           450   Sun Hydraulics Corp. #                                   10,935
         4,510   Timken Co.                                              133,631
           678   Titanium Metals Corp. #*                                 26,822
         6,835   United States Steel Corp.                               289,462
        52,415   USEC, Inc.                                              584,951
           857   Valmont Industries, Inc.                                 25,162
           500   Wheeling-Pittsburgh Corp. #*                              8,365
         3,830   Worthington Industries #                                 80,545
                                                                      ----------
                                                                       7,902,508
                                                                      ----------

MULTIMEDIA - 2.7%
        85,684   4Kids Entertainment, Inc. #*                          1,490,045
           300   Beasley Broadcasting Group, Inc. #*                       4,215
         5,573   Belo Corp.                                              127,399
        18,294   Charter Communications, Inc. #*                          27,441

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
       227,832   Citadel Broadcasting Corp. #*                         3,128,133
           716   CKX, Inc. *                                               9,000
           450   Courier Corp.                                            16,830
         2,431   Cox Radio, Inc. *                                        36,951
         1,083   Crown Media Holdings, Inc. #*                            11,859
         3,022   Cumulus Media, Inc. *                                    37,745
         9,000   Dex Media, Inc.                                         250,110
         3,200   Dow Jones & Co., Inc. #                                 122,208
        79,229   Emmis Communications Corp. #*                         1,750,169
         2,066   Entercom Communications Corp. *                          65,265
         4,819   Entravision Communications Corp. *                       37,926
           425   Fisher Communications, Inc. #*                           19,788
        14,474   Gemstar-TV Guide International, Inc. *                   42,843
         2,761   Gray Television, Inc.                                    29,239
         1,735   Hearst-Argyle Television, Inc.                           44,572
         3,701   Hollinger International, Inc.                            36,270
         3,026   Insight Communications Co., Inc. #*                      35,192
         2,850   John Wiley & Sons, Inc.                                 118,959
         1,291   Journal Communications, Inc.                             19,236
         2,724   Journal Register Co.                                     44,074
         2,807   Lee Enterprises, Inc.                                   119,241
           810   Liberty Corp.                                            37,981
         1,862   Lin TV Corp. *                                           25,975
           725   Lodgenet Entertainment Corp. *                           10,679
         1,405   Martha Stewart Living Omnimedia #*                       35,153
         1,258   McClatchy Co.                                            82,059
         1,357   Media General, Inc.                                      78,720
       182,421   Mediacom Communications Corp. #*                      1,346,267
         2,548   Meredith Corp.                                          127,120
           300   Outdoor Channel Holdings, Inc. #*                         4,428
           804   Playboy Enterprises, Inc. Class B #*                     11,336
         9,323   Primedia, Inc. #*                                        38,131
         4,700   Radio One, Inc. Class D *                                61,805
       109,139   Reader's Digest Association, Inc. #                   1,742,950
         2,183   Regent Communications, Inc. *                            11,483
           820   Saga Communications, Inc. *                              10,906
           571   Salem Communications Corp. #*                            10,529
         1,976   Scholastic Corp. *                                       73,033
         2,521   Sinclair Broadcast Group, Inc.                           22,361
       106,894   Spanish Broadcasting System #*                          767,499
           646   Thomas Nelson, Inc.                                      12,119
            71   Value Line, Inc.                                          2,779
         4,675   Westwood One, Inc.                                       92,986
           661   World Wrestling Entertainment, Inc.                       8,593
                                                                      ----------
                                                                      12,239,602
                                                                      ----------

OIL & GAS - 4.3%
           602   Atlas America, Inc. #*                                   29,408
         1,200   ATP Oil & Gas Corp. #*                                   39,408
           777   Atwood Oceanics, Inc. *                                  65,431
         1,009   Berry Petroleum Co.                                      67,290
           800   Bill Barrett Corp. *                                     29,456
         1,000   Bois d'Arc Energy, Inc. #*                               17,210
         1,050   Brigham Exploration Co. #*                               13,493
         2,751   Cabot Oil & Gas Corp.                                   138,953
         2,259   Cal Dive International, Inc. *                          143,243
         1,036   Callon Petroleum Co. *                                   21,683
         1,086   CARBO Ceramics, Inc.                                     71,665
         1,200   Carrizo Oil & Gas, Inc. #*                               35,160
         2,700   Cheniere Energy, Inc. #*                                111,672
         4,829   Cimarex Energy Co. *                                    218,899
           244   Clayton Williams Energy, Inc. #*                         10,541
         2,550   Comstock Resources, Inc. *                               83,666
         3,286   Cooper Cameron Corp. *                                  242,934
           430   Crosstex Energy, Inc.                                    27,503
         2,096   Delta Petroleum Corp. #*                                 43,597
         3,400   Denbury Resources, Inc. *                               171,496
           333   Dril-Quip, Inc. *                                        15,984
        16,567   Dynegy, Inc. #*                                          78,031
         1,039   Edge Petroleum Corp. *                                   27,419
         3,051   Encore Acquisition Co. *                                118,531
         3,900   Endeavour International Corp. *                          19,500
         2,097   Energy Partners Ltd. #*                                  65,468
         7,084   Equitable Resources, Inc.                               276,701
        19,186   FMC Technologies, Inc. *                                807,922
         3,099   Forest Oil Corp. *                                      161,458
         3,310   Frontier Oil Corp.                                      146,799
         1,661   FX Energy, Inc. #*                                       19,882
         4,400   Gasco Energy, Inc. *                                     29,260
           800   Giant Industries, Inc. #*                                46,832
         5,310   Global Industries Ltd. *                                 78,269
           700   Goodrich Petroleum Corp. #*                              16,429
         7,253   Grant Prideco, Inc. *                                   294,834
        11,109   Grey Wolf, Inc. #*                                       93,649
           354   Gulf Island Fabrication, Inc.                            10,178
         5,586   Hanover Compressor Co. *                                 77,422
         2,400   Harvest Natural Resources, Inc. #*                       25,752
         2,985   Helmerich & Payne, Inc.                                 180,264
         1,277   Holly Corp.                                              81,702
           887   Hornbeck Offshore Services, Inc. #*                      32,491
         1,754   Houston Exploration Co. *                               117,957
         1,169   Hydril Co. *                                             80,240
         4,201   Input/Output, Inc. #*                                    33,524
         2,877   KCS Energy, Inc. #*                                      79,204
        44,800   Key Energy Services, Inc. #*                            660,800
         1,733   Lone Star Technologies *                                 96,337
           954   Lufkin Industries, Inc.                                  41,547
           388   Markwest Hydrocarbon, Inc. #                              9,700
         2,440   Maverick Tube Corp. *                                    73,200
         1,400   McMoRan Exploration Co. #*                               27,216
         5,939   Meridian Resource Corp. *                                24,766
         5,060   National Fuel Gas Co.                                   173,052
         5,290   Newpark Resources *                                      44,542
        13,363   Oceaneering International, Inc. *                       713,718
         2,461   Oil States International, Inc. *                         89,359
         2,100   Parallel Petroleum Corp. #*                              29,400
         5,173   Parker Drilling Co. *                                    47,954
         9,988   Patterson-UTI Energy, Inc.                              360,367
           966   Penn Virginia Corp.                                      55,748

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
           600   PetroCorp, Inc. #                                             0
         3,254   Petrohawk Energy Corp. *                                 46,890
         1,004   Petroleum Development Corp. *                            38,493
         2,800   Petroquest Energy, Inc. *                                29,232
         1,300   Pioneer Drilling Co. *                                   25,376
         4,609   Plains Exploration & Production Co. *                   197,357
         3,637   Pogo Producing Co.                                      214,365
        81,870   Pride International, Inc. *                           2,334,114
         3,318   Quicksilver Resources, Inc. #*                          158,567
         5,168   Range Resources Corp. #                                 199,536
         1,348   Remington Oil & Gas Corp. *                              55,942
         1,015   Resource America, Inc.                                   17,996
         6,256   Rowan Cos, Inc.                                         222,025
           732   RPC, Inc. #                                              18,856
         1,008   SEACOR Holdings, Inc. #*                                 73,161
         4,268   Southwestern Energy Co. *                               313,271
         1,396   Spinnaker Exploration Co. *                              90,307
         3,336   St. Mary Land & Exploration Co. #                       122,098
         1,333   Stone Energy Corp. *                                     81,366
         4,784   Superior Energy Services *                              110,463
         1,563   Swift Energy Co. *                                       71,507
         3,957   Tesoro Petroleum Corp.                                  266,069
         1,910   Tetra Technologies, Inc. *                               59,615
         3,635   Tidewater, Inc.                                         176,915
         1,600   Tipperary Corp. *                                        11,792
         2,930   Todco *                                                 122,210
           900   Toreador Resources Corp. #*                              31,860
         2,392   Transmontaigne, Inc. *                                   19,112
         1,500   Tri-Valley Corp. #*                                      14,925
        51,059   Unit Corp. *                                          2,822,542
         1,177   Universal Compression Holdings, Inc. *                   46,809
         2,147   Veritas DGC, Inc. *                                      78,623
         3,055   Vintage Petroleum, Inc.                                 139,491
           800   W&T Offshore, Inc. #                                     25,944
       129,635   W-H Energy Services, Inc. *                           4,202,767
         1,400   Warren Resources, Inc. #*                                23,450
         3,300   Western Gas Resources, Inc. #                           169,059
         1,906   Whiting Petroleum Corp. *                                83,559
                                                                      ----------
                                                                      19,761,780
                                                                      ----------

PHARMACEUTICALS - 2.7%
         5,038   Abgenix, Inc. #*                                         63,882
         1,200   Acadia Pharmaceuticals, Inc. #*                          13,644
         2,355   Adolor Corp. #*                                          25,151
         5,562   Alkermes, Inc. #*                                        93,442
        34,376   Alpharma, Inc.                                          854,931
         1,079   American Pharmaceutical Partners, Inc. #*                49,267
         6,058   Amylin Pharmaceuticals, Inc. #*                         210,758
        46,154   Andrx Corp. #*                                          712,156
         1,563   Antigenics, Inc. #*                                       8,471
         1,913   Array Biopharma, Inc. *                                  13,735
         2,500   Atherogenics, Inc. #*                                    40,075
         7,200   AVANIR Pharmaceuticals #*                                22,248
           972   Bentley Pharmaceuticals, Inc. #*                         11,615
         1,700   Bioenvision, Inc. #*                                     13,651
         4,009   BioMarin Pharmaceuticals, Inc. #*                        34,999
        62,790   BioScrip, Inc. #*                                       408,135
            71   Caraco Pharmaceutical Laboratories Ltd. #*                  617
         3,359   Cell Therapeutics, Inc. #*                                9,607
        36,141   Cephalon, Inc. #*                                     1,677,665
         2,109   Connetics Corp. #*                                       35,663
           700   Conor Medsystems, Inc. *                                 16,450
         2,753   Cubist Pharmaceuticals, Inc. *                           59,300
         2,709   CV Therapeutics, Inc. #*                                 72,466
         1,845   Cypress Bioscience, Inc. #*                               9,981
         3,584   Dendreon Corp. #*                                        24,049
         2,790   Discovery Laboratories, Inc. #*                          17,996
         1,500   Dov Pharmaceutical, Inc. #*                              25,470
         1,802   Durect Corp. #*                                          12,344
         1,200   Dusa Pharmaceuticals, Inc. #*                            12,720
         2,883   Endo Pharmaceuticals Holdings, Inc. *                    76,890
         2,216   Eyetech Pharmaceuticals, Inc. #*                         39,799
         1,336   First Horizon Pharmaceutical Corp. #*                    26,546
        43,285   HealthExtras, Inc. #*                                   925,433
           400   Hi-Tech Pharmacal Co., Inc. #*                           12,032
         1,377   I-Flow Corp. #*                                          18,879
           800   Idenix Pharmaceuticals, Inc. #*                          20,080
         4,200   ImClone Systems, Inc. #*                                132,090
         2,543   Inspire Pharmaceuticals, Inc. *                          19,327
         1,400   Introgen Therapeutics, Inc. #*                            7,308
         3,092   Isis Pharmaceuticals, Inc. #*                            15,615
           217   Ista Pharmaceuticals, Inc. #*                             1,441
        14,076   King Pharmaceuticals, Inc. *                            216,489
           772   Kos Pharmaceuticals, Inc. *                              51,670
         2,100   KV Pharmaceutical Co. *                                  37,317
         1,040   Mannatech, Inc. #                                        12,324
         1,800   Mannkind Corp. #*                                        24,642
         6,793   Medarex, Inc. #*                                         64,669
         2,749   Medicines Co. #*                                         63,254
         3,118   Medicis Pharmaceutical Corp. #                          101,522
         4,318   MGI Pharma, Inc. *                                      100,653
        16,100   Mylan Laboratories, Inc.                                310,086
         3,634   Nabi Biopharmaceuticals #*                               47,605
         1,200   Nastech Pharmaceutical Co., Inc. #*                      16,968
           449   Natures Sunshine Products, Inc. #                        10,435
        37,166   NBTY, Inc. #*                                           873,401
         1,093   Neopharm, Inc. #*                                        13,553
         2,164   Neurocrine Biosciences, Inc. #*                         106,447
           588   Neurogen Corp. #*                                         4,045
           256   New River Pharmaceuticals, Inc. #*                       12,273
         1,167   NitroMed, Inc. #*                                        21,006
         1,401   Noven Pharmaceuticals, Inc. *                            19,614
         2,229   NPS Pharmaceuticals, Inc. #*                             22,535
         2,805   Nuvelo, Inc. #*                                          26,928
         6,100   Omnicare, Inc.                                          343,003
         2,049   Onyx Pharmaceuticals, Inc. #*                            51,184
         2,947   OSI Pharmaceuticals, Inc. #*                             86,170

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         1,138   Pain Therapeutics, Inc. #*                                7,158
        30,948   Par Pharmaceutical Cos, Inc. #*                         823,836
           949   Penwest Pharmaceuticals Co. *                            16,636
         5,081   Perrigo Co.                                              72,709
         1,583   Pharmion Corp. #*                                        34,525
         1,540   Pozen, Inc. #*                                           16,925
           600   PRA International #*                                     18,186
         1,700   Prestige Brands Holdings, Inc. *                         20,944
         2,192   Priority Healthcare Corp. Class B *                      61,069
         1,228   Progenics Pharmaceuticals, Inc. #*                       29,116
         1,145   Renovis, Inc. #*                                         15,492
         1,595   Rigel Pharmaceuticals, Inc. *                            37,913
         2,400   Salix Pharmaceuticals Ltd. #*                            51,000
         2,314   Star Scientific, Inc. #*                                  7,775
         1,521   Tanox, Inc. #*                                           22,283
           921   Trimeris, Inc. #*                                        14,128
         1,393   United Therapeutics Corp. *                              97,231
           600   USANA Health Sciences, Inc. *                            28,620
       109,480   Valeant Pharmaceuticals International #               2,198,358
         4,974   VCA Antech, Inc. *                                      126,936
         6,000   Watson Pharmaceuticals, Inc. *                          219,660
         1,700   Zymogenetics, Inc. *                                     28,050
                                                                      ----------
                                                                      12,432,272
                                                                      ----------

REAL ESTATE - 3.5%
         2,200   Aames Investment Corp. REIT                              13,816
         1,679   Acadia Realty Trust REIT                                 30,205
        93,592   Affordable Residential Communities REIT #               946,215
           539   Agree Realty Corp. REIT #                                15,227
           108   Alexander's, Inc. REIT #*                                29,160
         1,228   Alexandria Real Estate Equities, Inc. REIT              101,543
         4,818   AMB Property Corp. REIT                                 216,328
         1,000   American Campus Communities, Inc. REIT                   24,020
        72,698   American Financial Realty Trust REIT #                1,032,312
         1,937   American Home Mortgage Investment Corp. REIT             58,691
         1,667   AMLI Residential Properties Trust REIT #                 53,461
         7,071   Annaly Mortgage Management, Inc. REIT #                  91,569
         3,225   Anthracite Capital, Inc. REIT #                          37,346
         2,623   Anworth Mortgage Asset Corp. REIT #                      21,692
         5,518   Apartment Investment & Management Co. REIT              213,988
           496   Arbor Realty Trust, Inc. REIT                            13,938
         3,893   Arden Realty, Inc. REIT                                 160,275
         1,953   Ashford Hospitality Trust, Inc. REIT                     21,014
           392   Avatar Holdings, Inc. REIT #*                            23,222
           725   Bedford Property Investors REIT #                        17,284
         1,000   Bimini Mortgage Management, Inc. REIT #                  11,300
         2,800   BioMed Realty Trust, Inc. REIT                           69,440
           511   Boykin Lodging Co. REIT *                                 6,347
         3,359   Brandywine Realty Trust REIT                            104,431
         2,984   BRE Properties REIT                                     132,788
           425   California Coastal Communities, Inc. REIT #*             14,969
         2,675   Camden Property Trust REIT                              149,131
         2,400   Capital Automotive REIT #                                92,904
         1,425   Capital Lease Funding, Inc. REIT                         14,749
           484   Capital Trust, Inc. REIT                                 15,565
         3,177   CarrAmerica Realty Corp. REIT                           114,213
         3,000   CB Richard Ellis Group, Inc. REIT *                     147,600
         2,586   CBL & Associates Properties, Inc. REIT                  106,000
         1,462   Cedar Shopping Centers, Inc. REIT #                      21,155
         2,795   Centerpoint Properties Trust REIT                       125,216
         2,394   Colonial Properties Trust REIT                          106,485
         2,951   Commercial Net Lease Realty REIT                         59,020
           419   Consolidated-Tomoka Land Co. REIT #                      28,492
         1,639   Corporate Office Properties Trust SBI MD REIT            57,283
           578   Correctional Properties Trust REIT                       16,999
         2,319   Cousins Properties, Inc. REIT                            70,080
        56,569   Crescent Real Estate Equity Co. REIT #                1,160,230
         1,000   CRIIMI MAE, Inc. REIT #*                                 17,210
         1,700   DiamondRock Hospitality Co. REIT #                       19,975
           300   Digital Realty Trust, Inc. REIT                           5,400
         8,600   Duke Realty Corp. REIT                                  291,368
         1,167   Eastgroup Properties REIT                                51,056
         3,400   ECC Capital Corp. REIT                                   11,084
         1,100   Education Realty Trust, Inc. REIT                        18,370
         1,438   Entertainment Properties Trust REIT                      64,178
       118,354   Equity Inns, Inc. REIT #                              1,597,779
         1,212   Equity Lifestyle Properties, Inc. REIT                   54,540
         2,204   Equity One, Inc. REIT                                    51,243
         1,397   Essex Property Trust, Inc. REIT                         125,730
         2,000   Extra Space Storage, Inc. REIT #                         30,760
         3,052   Federal Realty Invs Trust REIT                          185,958
         2,728   FelCor Lodging Trust, Inc. REIT #*                       41,329
         2,900   Fieldstone Investment Corp. REIT                         33,814
         2,601   First Industrial Realty Trust, Inc. REIT #              104,170
         1,083   First Potomac Realty Trust REIT                          27,833
         3,790   Forest City Enterprises, Inc. REIT                      144,399
         1,834   Gables Residential Trust REIT                            80,054
           994   Getty Realty Corp. REIT #                                28,607
         1,874   Glenborough Realty Trust, Inc. REIT                      35,981
         1,976   Glimcher Realty Trust REIT #                             48,353
           800   Global Signal, Inc. REIT                                 35,792
         1,500   GMH Communities Trust REIT                               22,005
         1,460   Government Properties Trust, Inc. REIT #                 14,308
           600   Gramercy Capital Corp. REIT                              14,376
         8,110   Health Care Property Investors, Inc. REIT               218,889
         2,996   Health Care, Inc. REIT #                                111,122

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         2,848   Healthcare Realty Trust, Inc. REIT #                    114,319
         1,800   Heritage Property Investment Trust REIT                  63,000
         1,400   Hersha Hospitality Trust REIT                            13,902
         2,419   Highland Hospitality Corp. REIT                          24,819
         3,123   Highwoods Properties, Inc. REIT                          92,160
         1,728   Home Properties, Inc. REIT                               67,824
         3,600   HomeBanc Corp. REIT                                      27,792
         4,168   Hospitality Properties Trust REIT                       178,640
        11,967   HRPT Properties Trust REIT                              148,510
         4,706   IMPAC Mortgage Holdings, Inc. REIT #                     57,696
         4,100   Inland Real Estate Corp. REIT #                          64,206
         2,298   Innkeepers USA Trust REIT                                35,504
         3,066   Investors Real Estate Trust REIT #                       29,127
         1,901   Jones Lang LaSalle, Inc. REIT                            87,560
         1,634   Kilroy Realty Corp. REIT                                 91,553
         1,100   Kite Realty Group Trust REIT                             16,412
         1,664   LaSalle Hotel Properties REIT                            57,325
         2,924   Lexington Corporate Properties Trust REIT #              68,860
         5,077   Liberty Property Trust REIT                             215,976
         1,295   LTC Properties, Inc. REIT                                27,454
         2,259   Luminent Mortgage Capital, Inc. REIT                     17,055
         3,599   Macerich Co. REIT                                       233,719
         3,626   Mack-Cali Realty Corp. REIT                             162,952
         2,108   Maguire Properties, Inc. REIT                            63,345
        34,000   Medical Properties Trust, Inc. REIT                     333,200
         5,759   Meristar Hospitality Corp. REIT *                        52,580
         4,700   MFA Mortgage Investments, Inc. REIT                      28,811
         1,075   Mid-America Apartment Communities, Inc. REIT             49,998
         3,209   Mills Corp. REIT                                        176,752
         1,600   MortgageIT Holdings, Inc. REIT #                         22,752
         1,376   National Health Investors, Inc. REIT                     37,991
           500   National Health Realty, Inc. REIT #                       9,705
         3,929   Nationwide Health Properties, Inc. REIT #                91,546
         2,735   New Century Financial Corp. REIT #                       99,198
         5,998   New Plan Excel Realty Trust REIT                        137,654
         2,500   Newcastle Investment Corp. REIT #                        69,750
         1,300   NorthStar Realty Finance Corp. REIT                      12,207
         1,453   Novastar Financial, Inc. REIT #                          47,934
         2,818   Omega Healthcare Investors, Inc. REIT                    39,227
           563   One Liberty Properties, Inc. REIT #                      11,209
         1,300   Origen Financial, Inc. REIT                               9,841
         2,412   Pan Pacific Retail Properties, Inc. REIT                158,951
           869   Parkway Properties, Inc. REIT                            40,773
         2,044   Pennsylvania Real Estate Investment Trust REIT           86,216
         2,272   Post Properties, Inc. REIT                               84,632
         2,730   Prentiss Properties Trust REIT                          110,838
            --   ProLogis REIT                                                22
         1,068   PS Business Parks, Inc. REIT                             48,914
         1,486   RAIT Investment Trust REIT                               42,351
           692   Ramco-Gershenson Properties REIT #                       20,199
         4,612   Realty Income Corp. REIT #                              110,273
         4,710   Reckson Associates Realty Corp. REIT                    162,731
         1,054   Redwood Trust, Inc. REIT #                               51,235
         3,816   Regency Centers Corp. REIT                              219,229
           743   Saul Centers, Inc. REIT                                  26,741
         2,900   Saxon Capital, Inc. REIT                                 34,365
         3,150   Senior Housing Properties Trust REIT                     59,850
         2,678   Shurgard Storage Centers, Inc. REIT                     149,620
         1,300   Sizeler Property Investors REIT #                        15,782
         2,525   SL Green Realty Corp. REIT                              172,155
         1,050   Sovran Self Storage, Inc. REIT #                         51,398
        61,400   Spirit Finance Corp. REIT #                             690,750
         2,600   Strategic Hotel Capital, Inc. REIT #                     47,476
           880   Sun Communities, Inc. REIT                               28,829
         1,300   Sunstone Hotel Investors, Inc. REIT #                    31,707
         1,626   Tanger Factory Outlet Centers REIT                       45,219
           744   Tarragon Corp. REIT #*                                   13,809
         3,043   Taubman Centers, Inc. REIT                               96,463
         5,813   Thornburg Mortgage, Inc. REIT #                         145,674
         1,195   Town & Country Trust REIT #                              34,679
         1,824   Trammell Crow Co. REIT *                                 45,016
         5,300   Trizec Properties, Inc. REIT                            122,218
         3,427   Trustreet Properties, Inc. REIT #                        53,633
         1,600   U-Store-It Trust REIT                                    32,432
           246   United Capital Corp. REIT #*                              5,771
         7,963   United Dominion Realty Trust, Inc. REIT                 188,723
           832   Universal Health Realty Trust Income REIT                27,664
           858   Urstadt Biddle Properties, Inc. REIT                     13,007
         6,248   Ventas, Inc. REIT                                       201,186
         2,449   Washington Real Estate Investment Trust REIT             76,188
         4,712   Weingarten Realty Investors REIT                        178,349
           994   Winston Hotels, Inc. REIT #                               9,940
                                                                      ----------
                                                                      16,156,460
                                                                      ----------

RETAIL - 4.0%
         1,547   7-Eleven, Inc. *                                         55,089
         2,633   99 Cents Only Stores #*                                  24,355
           900   AC Moore Arts & Crafts, Inc. #*                          17,262
         6,306   Advance Auto Parts *                                    243,916
         3,400   Aeropostale, Inc. *                                      72,250
         1,300   AFC Enterprises, Inc. *                                  15,002
           430   America's Car Mart, Inc. #*                               7,714
         7,106   American Eagle Outfitters                               167,204
         4,236   AnnTaylor Stores Corp. *                                112,466
           700   Asbury Automotive Group, Inc. *                          11,921
         2,910   Barnes & Noble, Inc.                                    109,707
         1,144   Bebe Stores, Inc. #                                      20,020
         1,400   Big 5 Sporting Goods Corp. #                             33,404
         6,908   Big Lots, Inc. *                                         75,919
           600   BJ's Restaurants, Inc. #*                                12,258
         4,207   BJ's Wholesale Club, Inc. *                             116,955

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                 ---------
           209   Blair Corp.                                               7,710
       181,510   Blockbuster, Inc. #                                     862,173
         2,400   Bombay Co., Inc. #*                                      10,584
        26,270   Borders Group, Inc.                                     582,406
         5,147   Brinker International, Inc. *                           193,321
         1,125   Brookstone, Inc. #*                                      22,433
         1,259   Brown Shoe Co., Inc.                                     41,547
           533   Buckle, Inc.                                             18,106
           500   Build-A-Bear Workshop, Inc. #*                           11,150
           916   Burlington Coat Factory Warehouse Corp.                  34,845
         1,900   Cabela's, Inc. #*                                        34,903
           745   Cache, Inc. #*                                           11,346
         5,993   Carmax, Inc. *                                          187,401
         3,172   Casey's General Stores, Inc.                             73,590
         1,721   Cash America International, Inc.                         35,711
         1,900   Casual Male Retail Group, Inc. #*                        13,072
         1,447   Cato Corp.                                               28,839
           687   Charlotte Russe Holding, Inc. *                           9,151
         6,558   Charming Shoppes *                                       69,974
         1,250   Childrens Place #*                                       44,550
         2,356   Christopher & Banks Corp. #                              32,678
        11,342   Circuit City Stores, Inc.                               194,629
         5,402   Claire's Stores, Inc.                                   130,350
        85,112   Coldwater Creek, Inc. #*                              2,146,525
           484   Conn's, Inc. *                                           13,416
         3,936   Copart, Inc. *                                           93,952
         1,436   Cost Plus, Inc. *                                        26,063
         2,824   CSK Auto Corp. #*                                        42,021
           164   DEB Shops, Inc.                                           3,565
         5,900   Denny's Corp. #*                                         24,485
           800   Design Within Reach, Inc. #*                              7,224
         1,940   Dick's Sporting Goods, Inc. #*                           58,413
         3,727   Dillard's, Inc. #                                        77,820
         6,274   Dollar Tree Stores, Inc. *                              135,832
         2,100   Domino's Pizza, Inc. #                                   48,972
         1,340   Dress Barn, Inc. #*                                      30,498
        32,272   Electronics Boutique Holdings Corp. #*                2,027,972
        10,000   Family Dollar Stores, Inc.                              198,700
         2,334   Finish Line, Inc.                                        34,053
           743   First Cash Financial Services, Inc. *                    19,556
         9,414   Foot Locker, Inc.                                       206,543
         2,603   Fred's, Inc. #                                           32,564
           678   GameStop Corp.                                           21,337
         1,363   GameStop Corp. Class B                                   38,696
         1,221   Genesco, Inc. *                                          45,470
         1,379   Goody's Family Clothing, Inc.                            10,439
         1,109   Group 1 Automotive, Inc. *                               30,608
         1,492   Guitar Center, Inc. *                                    82,373
         1,101   Haverty Furniture Cos, Inc.                              13,465
         2,096   Hibbett Sporting Goods, Inc. *                           46,625
         2,597   HOT Topic, Inc. *                                        39,890
         2,643   Insight Enterprises, Inc. *                              49,160
         1,083   J Jill Group, Inc. #*                                    17,133
         1,381   Jo-Ann Stores, Inc. *                                    23,891
           628   JOS A Bank Clothiers, Inc. #*                            27,142
           407   Kenneth Cole Productions, Inc. #                         11,107
         2,578   Linens 'N Things, Inc. *                                 68,833
           906   Lithia Motors, Inc.                                      26,256
        54,176   Longs Drug Stores Corp. #                             2,323,609
         1,600   Luby's, Inc. #*                                          20,896
           600   MarineMax, Inc. #*                                       15,294
        31,863   McCormick & Schmick's Seafood Restaurants, Inc. #*      672,947
         2,952   Men's Wearhouse, Inc. *                                  78,818
           982   Movado Group, Inc.                                       18,383
         1,550   Movie Gallery, Inc. #                                    16,105
         2,859   MSC Industrial Direct Co.                                94,833
           600   New York & Co., Inc. #*                                   9,840
         3,224   Nu Skin Enterprises, Inc.                                61,417
         5,896   O'Reilly Automotive, Inc. *                             166,149
         5,186   OfficeMax, Inc.                                         164,241
         4,605   Pacific Sunwear of California *                          98,731
         1,102   Pantry, Inc. *                                           41,182
           781   Party City Corp. *                                       13,215
         3,760   Payless Shoesource, Inc. *                               65,424
         3,471   PEP Boys-Manny Moe & Jack #                              48,039
         3,482   Petco Animal Supplies, Inc. *                            73,679
         5,449   Pier 1 Imports, Inc. #                                   61,410
         9,300   RadioShack Corp.                                        230,640
         2,708   Regis Corp.                                             102,417
         1,181   Restoration Hardware, Inc. *                              7,464
           962   Retail Ventures, Inc. #*                                 10,563
        31,418   Rite Aid Corp. #*                                       121,902
         8,500   Ross Stores, Inc.                                       201,450
         1,400   Rush Enterprises, Inc. *                                 21,392
         7,202   Saks, Inc. *                                            133,237
         1,334   School Specialty, Inc. *                                 65,073
         2,200   Select Comfort Corp. #*                                  43,956
           700   Sharper Image Corp. #*                                    8,820
           400   Shoe Carnival, Inc. *                                     6,364
         1,647   ShopKo Stores, Inc. *                                    42,031
           759   Smart & Final, Inc. *                                     9,821
         1,763   Sonic Automotive, Inc.                                   39,174
         1,419   Sports Authority, Inc. #*                                41,775
         1,419   Stage Stores, Inc.                                       38,129
         1,464   Stein Mart, Inc.                                         29,719
           582   Syms Corp. #                                              7,793
           610   Systemax, Inc. #*                                         4,294
         1,192   Talbots, Inc. #                                          35,665
         1,173   TBC Corp. *                                              40,457
         8,600   Tiffany & Co.                                           342,022
        82,368   Too, Inc. #*                                          2,259,354
         1,929   Tractor Supply Co. #*                                    88,059
         1,092   Trans World Entertainment *                               8,616
         1,625   Tuesday Morning Corp.                                    42,039
         1,631   United Auto Group, Inc. #                                53,888
         6,492   Urban Outfitters, Inc. #*                               190,865

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
           770   West Marine, Inc. #*                                     11,381
         3,100   Wet Seal, Inc. #*                                        13,950
         6,868   Williams-Sonoma, Inc. *                                 263,388
         1,400   World Fuel Services Corp.                                45,430
         3,152   Zale Corp. *                                             85,671
                                                                      ----------
                                                                      18,217,519
                                                                      ----------

SAVINGS & LOAN - 1.2%
         1,292   Anchor Bancorp Wisconsin, Inc.                           38,088
         5,895   Astoria Financial Corp.                                 155,746
       160,234   Bank Mutual Corp.                                     1,717,708
         2,792   BankAtlantic Bancorp, Inc.                               47,436
         1,484   BankUnited Financial Corp.                               33,939
           400   Berkshirehill Bancorp, Inc. #                            13,600
           312   Beverly Hills Bancorp, Inc. #                             3,201
           358   BFC Financial Corp. *                                     2,499
         3,850   Brookline Bancorp, Inc. #                                60,907
         1,194   Capitol Federal Financial #                              40,859
           300   Charter Financial Corp. #                                10,227
         1,100   Clifton Savings Bancorp, Inc. #                          11,330
         2,667   Commercial Capital Bancorp, Inc.                         45,339
         2,151   Commercial Federal Corp.                                 73,435
         1,351   Dime Community Bancshares                                19,887
         1,230   Downey Financial Corp.                                   74,907
         1,264   Fidelity Bankshares, Inc.                                38,615
           524   First Defiance Financial Corp. #                         14,373
           767   First Financial Holdings, Inc. #                         23,562
         7,118   First Niagara Financial Group, Inc.                     102,784
           694   First Place Financial Corp. #                            15,386
         1,061   FirstFed Financial Corp. *                               57,092
         2,088   Flagstar Bancorp, Inc.                                   33,617
           879   Flushing Financial Corp.                                 14,389
         1,394   Franklin Bank Corp. *                                    22,513
         1,369   Harbor Florida Bancshares, Inc.                          49,654
           569   Horizon Financial Corp.                                  12,518
         4,995   Independence Community Bank Corp.                       170,280
           400   Itla Capital Corp. *                                     20,996
         1,300   Kearny Financial Corp. #                                 16,250
         1,908   KNBT Bancorp, Inc. #                                     29,708
         1,812   MAF Bancorp, Inc.                                        74,292
           200   NASB Financial, Inc. #                                    8,000
         6,896   NewAlliance Bancshares, Inc.                            100,957
         1,338   Northwest Bancorp, Inc. #                                28,433
           306   OceanFirst Financial Corp. #                              7,387
         2,668   Ocwen Financial Corp. #*                                 18,516
        91,859   Partners Trust Financial Group, Inc. #                1,058,216
           266   Pennfed Financial Services, Inc. #                        4,862
         3,418   People's Bank                                            99,054
        25,859   PFF Bancorp, Inc. #                                     782,493
           165   Provident Financial Hldgs                                 4,628
         4,264   Provident Financial Services, Inc.                       75,046
         2,773   Provident New York Bancorp                               32,361
           738   Sound Federal Bancorp, Inc. #                            12,332
         2,235   Sterling Financial Corp. #                               50,399
           964   TierOne Corp.                                            25,363
         1,776   United Community Financial Corp. #                       19,927
         5,175   Washington Federal, Inc.                                116,748
           267   Westfield Financial, Inc. #                               6,275
           400   WSFS Financial Corp.                                     23,556
                                                                      ----------
                                                                       5,519,690
                                                                      ----------

SEMICONDUCTORS - 4.6%
         1,416   Actel Corp. *                                            20,475
           307   ADE Corp. #*                                              6,901
        10,900   Agere Systems, Inc. *                                   113,469
         2,921   AMIS Holdings, Inc. *                                    34,643
         6,300   Amkor Technology, Inc. #*                                27,594
        17,071   Applied Micro Circuits Corp. *                           51,213
         3,146   Asyst Technologies, Inc. #*                              14,660
        25,576   Atmel Corp. #*                                           52,687
         2,221   ATMI, Inc. *                                             68,851
         1,441   August Technology Corp. #*                               15,375
         6,400   Axcelis Technologies, Inc. *                             33,408
       142,884   Brooks Automation, Inc. *                             1,904,644
         4,842   Cirrus Logic, Inc. #*                                    36,751
         1,260   Cohu, Inc.                                               29,799
        27,582   Conexant Systems, Inc. #*                                49,372
         4,469   Credence Systems Corp. #*                                35,663
         4,489   Cree, Inc. #*                                           112,315
         7,500   Cypress Semiconductor Corp. #*                          112,875
           391   Diodes, Inc. #*                                          14,178
         1,816   DSP Group, Inc. *                                        46,599
         2,700   Emcore Corp. #*                                          16,524
         4,809   Emulex Corp. *                                           97,190
       384,432   Entegris, Inc. #*                                     4,344,082
         2,283   Exar Corp. #*                                            32,008
        94,837   Fairchild Semiconductor International, Inc. #*        1,409,278
         1,683   Formfactor, Inc. #*                                      38,406
         1,821   Genesis Microchip, Inc. #*                               39,971
        98,387   Helix Technology Corp. #                              1,451,208
        11,545   Integrated Device Technology, Inc. *                    123,993
         2,278   Integrated Silicon Solutions, Inc. #*                    19,135
         3,768   International Rectifier Corp. *                         169,861
         8,917   Intersil Corp.                                          194,212
         1,048   IXYS Corp. *                                             11,067
         4,487   Kopin Corp. *                                            31,185
         3,440   Kulicke & Soffa Industries, Inc. #*                      24,940
         8,277   Lam Research Corp. *                                    252,200
         6,745   Lattice Semiconductor Corp. *                            28,869
         1,300   Leadis Technology, Inc. #*                                8,905
        22,610   LSI Logic Corp. #*                                      222,709
         4,201   LTX Corp. #*                                             17,728
       238,514   Mattson Technology, Inc. #*                           1,791,240
         8,365   MEMC Electronic Materials, Inc. *                       190,638
       395,400   Micrel, Inc. #*                                       4,440,342
         3,716   Microsemi Corp. *                                        94,907
         2,400   Microtune, Inc. #*                                       14,952
         2,565   MIPS Technologies, Inc. *                                17,519
         1,793   MKS Instruments, Inc. *                                  30,893

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         1,300   Monolithic Power Systems, Inc. #*                        11,037
         1,700   Monolithic System Technology, Inc. #*                     9,299
       115,800   Nanometrics, Inc. #*                                  1,354,860
           700   Netlogic Microsystems, Inc. #*                           15,113
         7,600   Novellus Systems, Inc. *                                190,608
         3,200   Omnivision Technologies, Inc. #*                         40,384
         7,408   ON Semiconductor Corp. #*                                38,299
         1,250   Pericom Semiconductor Corp. #*                           11,050
         2,563   Photronics, Inc. *                                       49,722
         2,397   Pixelworks, Inc. #*                                      15,796
         1,221   PLX Technology, Inc. #*                                  10,183
        10,427   PMC - Sierra, Inc. *                                     91,862
         1,000   Portalplayer, Inc. #*                                    27,430
         1,705   Power Integrations, Inc. *                               37,084
         5,353   QLogic Corp. *                                          183,073
         5,325   Rambus, Inc. #*                                          64,433
           826   Rudolph Technologies, Inc. #*                            11,126
           921   Semitool, Inc. *                                          7,322
         4,577   Semtech Corp. *                                          75,383
         2,265   Sigmatel, Inc. #*                                        45,844
         4,891   Silicon Image, Inc. *                                    43,481
         2,655   Silicon Laboratories, Inc. #*                            80,685
         2,209   Sirf Technology Holdings, Inc. #*                        66,557
         9,877   Skyworks Solutions, Inc. #*                              69,337
         1,206   Standard Microsystems Corp. *                            36,071
           392   Supertex, Inc. *                                         11,756
        11,800   Teradyne, Inc. *                                        194,700
         2,709   Tessera Technologies, Inc. *                             81,026
         7,200   Transwitch Corp. #*                                      12,384
         9,106   Triquint Semiconductor, Inc. *                           32,053
         1,426   Ultratech, Inc. #*                                       22,231
         2,002   Varian Semiconductor Equipment Associates, Inc. *        84,825
         1,563   Veeco Instruments, Inc. #*                               25,071
         1,000   Virage Logic Corp. #*                                     7,750
        14,087   Vitesse Semiconductor Corp. #*                           26,484
         1,000   Volterra Semiconductor Corp. #*                          12,270
         2,701   Zoran Corp. *                                            38,624
                                                                      ----------
                                                                      21,030,646
                                                                      ----------

SOFTWARE - 4.4%
        10,716   Activision, Inc. *                                      219,142
         5,048   Acxiom Corp.                                             94,499
         1,229   Advent Software, Inc. *                                  33,109
         2,206   Allscripts Healthcare Solutions, Inc. #*                 39,752
         1,300   Altiris, Inc. *                                          19,877
         1,000   American Reprographics Co. *                             17,100
         3,200   AMICAS, Inc. *                                           17,280
         1,812   Ansys, Inc. *                                            69,744
         2,209   Aspen Technology, Inc. #*                                13,806
       360,828   Atari, Inc. #*                                          519,592
         2,355   Avid Technology, Inc. *                                  97,497
        20,700   BEA Systems, Inc. *                                     185,886
           741   Blackbaud, Inc.                                          10,500
        80,200   Blackboard, Inc. #*                                   2,005,802
        13,300   BMC Software, Inc. *                                    280,630
         4,681   Borland Software Corp. #*                                27,243
           451   Bottomline Technologies, Inc. *                           6,806
           568   CCC Information Services Group *                         14,842
         1,717   Cerner Corp. #*                                         149,259
         3,413   Certegy, Inc.                                           136,588
         9,815   Citrix Systems, Inc. *                                  246,749
           314   Computer Programs & Systems, Inc.                        10,846
        22,404   Compuware Corp. *                                       212,838
         1,500   Concur Technologies, Inc. *                              18,555
         2,939   CSG Systems International *                              63,806
         2,576   Dendrite International, Inc. *                           51,752
         1,328   Digi International, Inc. *                               14,249
         4,034   Dun & Bradstreet Corp. *                                265,720
       254,184   Eclipsys Corp. #*                                     4,534,643
         2,822   eFunds Corp. *                                           53,138
         1,000   Emageon, Inc. #*                                         13,560
         3,380   Epicor Software Corp. #*                                 43,940
           801   EPIQ Systems, Inc. #*                                    17,478
         3,864   Fair Isaac Corp. #                                      173,107
         2,318   FalconStor Software, Inc. #*                             14,047
         2,388   Filenet Corp. *                                          66,625
         2,017   Global Payments, Inc.                                   156,761
         2,340   Hyperion Solutions Corp. *                              113,841
         1,612   IDX Systems Corp. #*                                     69,606
         1,245   Infocrossing, Inc. #*                                    11,442
         4,510   Informatica Corp. *                                      54,210
         1,648   infoUSA, Inc. *                                          17,502
           500   InPhonic, Inc. #*                                         6,875
         1,311   Inter-Tel, Inc. #                                        27,531
            68   Intervideo, Inc. #*                                         682
         1,993   JDA Software Group, Inc. *                               30,254
         2,510   Keane, Inc. *                                            28,689
         2,864   Lawson Software, Inc. #*                                 19,876
         1,200   Majesco Entertainment Co. #*                              1,596
           800   Mantech International Corp. *                            21,128
         1,546   Mapinfo Corp. *                                          18,939
         5,200   Mercury Interactive Corp. *                             205,920
         5,289   Micromuse, Inc. *                                        41,677
           722   MicroStrategy, Inc. *                                    50,749
         1,267   Midway Games, Inc. #*                                    19,246
         1,109   MRO Software, Inc. #*                                    18,676
         5,400   NAVTEQ Corp. *                                          269,730
         2,245   NDCHealth Corp.                                          42,475
       245,903   NetIQ Corp. #*                                        3,009,853
        21,867   Novell, Inc. *                                          162,909
         1,339   Open Solutions, Inc. #*                                  29,217
         1,609   Packeteer, Inc. *                                        20,193
        16,442   Parametric Technology Corp. #*                          114,601
           900   PDF Solutions, Inc. #*                                   14,940
           573   Pegasystems, Inc. #*                                      3,432
         1,064   Per-Se Technologies, Inc. #*                             21,982
         1,600   Phase Forward, Inc. *                                    17,488
         1,800   Phoenix Technologies Ltd. *                              13,554

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         2,171   Progress Software Corp. *                                68,973
           736   QAD, Inc. #                                               6,101
           338   Quality Systems, Inc. #*                                 23,352
         3,999   Quest Software, Inc. #*                                  60,265
        10,700   Red Hat, Inc. #*                                        226,733
           506   Renaissance Learning, Inc. #                              9,007
         4,200   Salesforce.com, Inc. #*                                  97,104
         5,411   ScanSoft, Inc. *                                         28,841
           504   Schawk, Inc. #                                           10,075
         1,623   Seachange International, Inc. #*                         10,322
         3,647   SEI Investments Co.                                     137,054
         1,419   Serena Software, Inc. #*                                 28,281
           764   SPSS, Inc. *                                             18,336
         1,072   SS&C Technologies, Inc.                                  39,278
           800   SSA Global Technologies, Inc. *                          14,080
         5,350   Sybase, Inc. *                                          125,297
           455   SYNNEX Corp. #*                                           7,662
        28,462   Take-Two Interactive Software, Inc. #*                  628,726
        79,997   THQ, Inc. #*                                          1,705,525
         1,072   TradeStation Group, Inc. #*                              10,870
         2,346   Transaction Systems Architects, Inc. *                   65,336
         1,644   Trident Microsystems, Inc. #*                            52,296
           413   Ulticom, Inc. #*                                          4,555
         1,203   Ultimate Software Group, Inc. #*                         22,159
        19,900   Unica Corp. *                                           218,502
         1,600   VeriFone Holdings, Inc. *                                32,176
           800   Verint Systems, Inc. *                                   32,752
       163,594   Wind River Systems, Inc. #*                           2,115,270
         1,247   Witness Systems, Inc. #*                                 26,050
                                                                      ----------
                                                                      20,220,560
                                                                      ----------

TELECOMMUNICATIONS - 2.9%
       393,631   3Com Corp. #*                                         1,606,014
         7,007   Adaptec, Inc. *                                          26,837
         6,914   ADC Telecommunications, Inc. *                          158,054
         3,901   Adtran, Inc.                                            122,882
         4,312   Aeroflex, Inc. *                                         40,360
         1,713   Airspan Networks, Inc. #*                                 8,616
         8,067   Alamosa Holdings, Inc. #*                               138,026
           239   Alaska Communications Systems Group, Inc. #               2,734
         7,000   Alltel Corp. #                                          455,770
        23,468   American Tower Corp. *                                  585,527
         1,469   Anaren, Inc. *                                           20,713
        10,041   Andrew Corp. *                                          111,957
         1,735   Anixter International, Inc. *                            69,973
           600   Applied Signal Technology, Inc. #                        11,448
       116,288   Arris Group, Inc. #*                                  1,379,176
         2,341   Atheros Communications, Inc. #*                          22,848
         1,030   Audiovox Corp. #*                                        14,399
        28,600   Avaya, Inc. *                                           294,580
         1,050   Black Box Corp.                                          44,058
         2,384   Broadwing Corp. *                                        11,896
         2,433   C-COR.net Corp. #*                                       16,423
         1,454   Centennial Communications Corp. #*                       21,781
         7,600   CenturyTel, Inc.                                        265,848
        32,086   Ciena Corp. *                                            84,707
       310,092   Cincinnati Bell, Inc. #*                              1,367,506
         1,392   Commonwealth Telephone Enterprises, Inc.                 52,478
         2,997   CommScope, Inc. #*                                       51,968
         1,244   Comtech Telecommunications *                             51,589
        13,124   Crown Castle International Corp. *                      323,244
           938   CT Communications, Inc.                                  11,603
         1,824   Ditech Communications Corp. #*                           12,294
       136,330   Dobson Communications Corp. #*                        1,047,014
           500   EndWave Corp. #*                                          6,450
         1,100   Essex Corp. *                                            23,837
         6,634   Extreme Networks *                                       29,521
         1,500   FairPoint Communications, Inc. #                         21,945
        11,400   Finisar Corp. #*                                         15,618
         7,284   Foundry Networks, Inc. *                                 92,507
         3,101   General Communication #*                                 30,700
         4,600   Glenayre Technologies, Inc. *                            16,514
         4,400   GlobeTel Communications Corp. #*                          6,380
         1,313   Golden Telecom, Inc. #                                   41,451
         4,685   Harmonic, Inc. #*                                        27,267
         7,850   Harris Corp.                                            328,130
           419   Hungarian Telephone & Cable Corp. #*                      6,277
         3,600   Hypercom Corp. *                                         23,472
         2,739   IDT Corp. *                                              33,690
           800   IDT Corp. Class B *                                       9,752
         2,939   Interdigital Communications Corp. #*                     57,722
         1,100   Intrado, Inc. #*                                         19,833
         1,200   Iowa Telecommunications Services, Inc.                   20,184
         2,043   Ixia #*                                                  30,053
           814   Jamdat Mobile, Inc. *                                    17,094
        83,700   JDS Uniphase Corp. #*                                   185,814
        41,967   Level 3 Communications, Inc. #*                          97,363
         1,550   Mastec, Inc. #*                                          16,895
         6,913   MRV Communications, Inc. #*                              14,725
         1,991   Netgear, Inc. #*                                         47,903
         9,100   NeuStar, Inc. #*                                        291,109
         2,615   Newport Corp. #*                                         36,427
        51,200   Nextel Partners, Inc. #*                              1,285,120
         3,739   NII Holdings, Inc. *                                    315,759
           938   North Pittsburgh Systems, Inc. #                         19,145
         1,943   Novatel Wireless, Inc. #*                                28,115
         6,206   Oplink Communications, Inc. #*                            9,433
         1,024   Optical Communication Products, Inc. #*                   1,925
         3,100   PanAmSat Holding Corp. #                                 75,020
         2,797   Plantronics, Inc.                                        86,176
         6,125   Polycom, Inc. *                                          99,041
         5,960   Powerwave Technologies, Inc. #*                          77,420
           236   Preformed Line Products Co. #                            11,139
         4,251   Premiere Global Services, Inc. *                         34,773
         2,933   Price Communications Corp. *                             48,248
         1,431   RCN Corp. #*                                             30,366

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
        11,565   RF Micro Devices, Inc. #*                                65,342
         1,379   SafeNet, Inc. #*                                         50,071
         4,549   SBA Communications Corp. *                               70,282
           488   Shenandoah Telecom Co. #                                 20,101
        15,200   Sonus Networks, Inc. #*                                  88,160
         1,138   Spectralink Corp.                                        14,510
           978   SureWest Communications #                                28,049
        10,600   Sycamore Networks, Inc. #*                               39,962
         2,430   Symmetricom, Inc. #*                                     18,808
         1,100   Syniverse Holdings, Inc. *                               16,940
         1,820   Talk America Holdings, Inc. *                            17,164
         3,359   Tekelec #*                                               70,371
         6,500   Telephone & Data Systems, Inc.                          253,500
         2,600   Telkonet, Inc. #*                                        10,192
        26,185   Tellabs, Inc. *                                         275,466
         4,776   Terayon Corp. #*                                         18,626
         2,587   Time Warner Telecom, Inc. #*                             20,179
         4,334   Ubiquitel, Inc. *                                        37,879
         1,000   US Cellular Corp. *                                      53,420
         1,523   USA Mobility, Inc. #*                                    41,091
         5,554   UTStarcom, Inc. #*                                       45,376
         1,800   Valor Communications Group, Inc.                         24,534
         1,484   Viasat, Inc. #*                                          38,065
         1,165   West Corp. *                                             43,559
         2,800   Westell Technologies, Inc. *                             10,192
         2,140   Wireless Facilities, Inc. #*                             12,412
         8,050   Zhone Technologies, Inc. #*                              21,011
                                                                      ----------
                                                                      13,507,897
                                                                      ----------

TRANSPORTATION - 4.0%
         3,900   ABX Air, Inc. #*                                         31,980
         2,466   Alexander & Baldwin, Inc.                               131,290
           474   Amerco, Inc. #*                                          27,582
         1,434   Arkansas Best Corp.                                      50,004
        97,600   CH Robinson Worldwide, Inc. #                         6,258,112
         3,101   CNF, Inc.                                               162,803
           241   Covenant Transport, Inc. #*                               2,916
           614   Dynamex, Inc. #*                                          9,603
         2,102   EGL, Inc. *                                              57,069
       117,700   Expeditors International of Washington, Inc. #        6,683,006
         1,967   Florida East Coast Industries #                          89,085
         1,921   Forward Air Corp.                                        70,770
         1,100   Frozen Food Express Industries, Inc. #*                  11,539
         2,647   GATX Corp. #                                            104,689
         1,200   Genesee & Wyoming, Inc. *                                38,040
           481   Greenbrier Cos, Inc. #                                   15,988
           728   Gulfmark Offshore, Inc. #*                               23,493
         2,938   Heartland Express, Inc.                                  59,759
         1,194   HUB Group, Inc. *                                        43,832
           700   Interpool, Inc.                                          12,775
         6,850   JB Hunt Transport Services, Inc.                        130,219
         4,955   Kansas City Southern #*                                 115,501
        21,491   Kirby Corp. *                                         1,062,300
        78,709   Knight Transportation, Inc. #                         1,917,351
         5,795   Laidlaw International, Inc.                             140,065
         3,632   Landstar System, Inc.                                   145,389
           395   Maritrans, Inc.                                          12,640
           303   Marten Transport Ltd. *                                   7,666
         1,421   Offshore Logistics, Inc. *                               52,577
         1,050   Old Dominion Freight Line *                              35,165
         1,766   Overseas Shipholding Group                              103,011
         2,271   Pacer International, Inc.                                59,864
            84   PAM Transportation Services #*                            1,357
         2,128   RailAmerica, Inc. *                                      25,323
         3,942   Ryder System, Inc.                                      134,895
           831   SCS Transportation, Inc. *                               13,055
         1,200   Sirva, Inc. #*                                            8,952
         2,582   Swift Transportation Co., Inc. #*                        45,701
           145   US Xpress Enterprises, Inc. *                             1,691
           400   USA Truck, Inc. *                                        10,120
         3,175   Werner Enterprises, Inc.                                 54,896
         3,480   Yellow Roadway Corp. *                                  144,142
                                                                      ----------
                                                                      18,106,213
                                                                      ----------

UTILITIES- ELECTRIC - 2.0%
         9,729   Allegheny Energy, Inc. #*                               298,875
         6,644   Alliant Energy Corp.                                    193,540
        22,959   Aquila, Inc. *                                           90,918
        66,620   Avista Corp. #                                        1,292,428
         1,793   Black Hills Corp. #                                      77,762
       515,985   Calpine Corp. #*                                      1,336,401
        18,500   Centerpoint Energy, Inc. #                              275,095
           419   Central Vermont Public Service Corp. #                    7,333
           804   CH Energy Group, Inc.                                    38,174
         2,884   Cleco Corp.                                              68,005
        13,200   CMS Energy Corp. *                                      217,140
         7,412   DPL, Inc.                                               206,054
         4,922   Duquesne Light Holdings, Inc. #                          84,708
         2,938   El Paso Electric Co. *                                   61,257
         1,394   Empire District Electric Co.                             31,881
         8,513   Energy East Corp.                                       214,442
         4,264   Great Plains Energy, Inc. #                             127,536
         4,678   Hawaiian Electric Industries #                          130,423
         2,501   Idacorp, Inc.                                            75,355
         6,965   MDU Resources Group, Inc.                               248,302
         1,024   MGE Energy, Inc. #                                       37,386
         7,900   Northeast Utilities                                     157,605
        36,481   NorthWestern Corp. #                                  1,101,361
         5,084   NRG Energy, Inc. *                                      216,578
         6,220   NSTAR                                                   179,882
         5,273   OGE Energy Corp.                                        148,171
           600   Ormat Technologies, Inc. #                               13,278
         1,511   Otter Tail Corp.                                         46,750
        11,349   Pepco Holdings, Inc.                                    264,091
         5,732   Pinnacle West Capital Corp.                             252,667
         3,838   PNM Resources, Inc.                                     110,035
         6,127   Puget Energy, Inc.                                      143,862
        17,744   Reliant Energy, Inc. *                                  273,967
         6,760   Sierra Pacific Resources #*                             100,386

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                  Value
------                                                               -----------
        12,465   TECO Energy, Inc.                                       224,619
           944   UIL Holdings Corp.                                       49,381
         1,947   Unisource Energy Corp.                                   64,718
         5,246   Westar Energy, Inc.                                     126,586
         6,869   Wisconsin Energy Corp.                                  274,210
         2,122   WPS Resources Corp.                                     122,652
                                                                     -----------
                                                                       8,983,816
                                                                     -----------

UTILITIES - GAS - 0.4%
         4,439   AGL Resources, Inc.                                     164,731
         4,601   Atmos Energy Corp.                                      129,978
           696   Cascade Natural Gas Corp. #                              15,152
         4,352   Energen Corp.                                           188,268
           352   EnergySouth, Inc. #                                       9,712
         1,250   Laclede Group, Inc.                                      40,613
         1,570   New Jersey Resources Corp.                               72,189
         2,555   Nicor, Inc. #                                           107,387
         1,705   Northwest Natural Gas Co. #                              63,460
         6,129   Oneok, Inc.                                             208,509
         2,153   Peoples Energy Corp. #                                   84,785
         4,410   Piedmont Natural Gas Co. #                              111,000
         1,636   South Jersey Industries, Inc.                            47,673
         5,603   Southern Union Co. *                                    144,384
         1,947   Southwest Gas Corp.                                      53,328
         6,064   UGI Corp.                                               170,702
         4,677   Vectren Corp.                                           132,593
         2,855   WGL Holdings, Inc.                                       91,731
                                                                     -----------
                                                                       1,836,193
                                                                     -----------

UTILITIES - WATER - 0.1%
           944   American States Water Co. #                              31,586
         5,548   Aqua America, Inc. #                                    210,935
         1,009   California Water Service Group                           41,571
           440   Connecticut Water Service, Inc. #                        10,877
           527   Middlesex Water Co. #                                    11,831
           316   Pico Holdings, Inc. #*                                   11,104
           484   SJW Corp. #                                              23,368
         1,031   Southwest Water Co. #                                    14,950
                                                                     -----------
                                                                         356,221
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $380,849,621)                                               442,595,420
                                                                     -----------

WARRANTS - 0.0%

Principal
Amount                                                                  Value
---------                                                           ------------
BUSINESS SERVICES & SUPPLIES - 0.0%
           216   American Banknote Corp.                                       0
                                                                    ============

TOTAL WARRANTS
   (Cost $0)                                                                   0
                                                                    ------------

CORPORATE BONDS & NOTES - 0.0%
        19,000   Mueller Industries, Inc.
                 6.000%, 11/01/14 #                                       18,430
                                                                    ------------
TOTAL CORPORATE BONDS & NOTES
   (Cost $18,646)                                                         18,430
                                                                    ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%

U.S. TREASURY BONDS - 0.0%
                 United States Treasury Bonds
            46   5.250%, 11/15/28 (b)                                         51
           264   5.375%, 02/15/31 (b)                                        298
            10   6.125%, 11/15/27 (b)                                         13
         1,341   7.250%, 05/15/16 (b)                                      1,697
           400   7.625%, 11/15/22 (b)                                        553
                                                                    ------------
                                                                           2,611
                                                                    ------------

U.S. TREASURY NOTES - 0.0%
                 United States Treasury Notes
           127   3.625%, 04/30/07 (b)                                        128
           132   4.000%, 04/15/10 (b)                                        133
            91   4.250%, 11/15/13 - 08/15/14 (b)                              92
                                                                    ------------
                                                                             353
                                                                    ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $2,965)                                                           2,965
                                                                    ------------

SHORT-TERM INVESTMENTS - 27.6%

COLLATERAL FOR SECURITIES ON LOAN - 24.0%
   109,793,553   State Street Navigator Securities Lending Prime
                 Portfolio 3.790% (c) (d) (e)                        109,793,553
                                                                    ------------
GOVERNMENT & AGENCY SECURITIES - 0.5%
       115,000   United States Treasury Bills 2.138%, 12/08/05 (f)       114,317
     2,000,000   United States Treasury Bills 4.944%, 02/16/06         1,972,536
                                                                    ------------
                                                                       2,086,852
                                                                    ------------

MUTUAL FUND - 3.1%
    14,387,816   Goldman Sachs Prime Obligations Fund 3.552% (c)      14,387,816
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $126,268,193)                                               126,268,221
                                                                    ------------
TOTAL INVESTMENTS - 0.0%
   (Cost $0)                                                                   0
                                                                    ------------
Assets in excess of other liabilities - 100.0%                       458,042,713
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $458,042,713
                                                                    ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security.

# - Represents security, or portion thereof, on loan as of September 30, 2005.

(a) - Represents a security which is fair-valued.

(b) - Represents security received, in lieu of cash, for securities on loan.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / September 30, 2005 (Unaudited) (continued)

(c) - Rate quoted represents the seven day yield of the Fund.

(d) - Represents security purchased with cash collateral received for securities on loan.

(e) - Represents an affiliated issuer.

(f) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.

SECURITY ABBREVIATION:

REIT--Real Estate Investment Trust

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2005
(Unaudited)

Shares                                                                   Value
------                                                                ----------
COMMON STOCKS - 97.9%

ADVERTISING - 0.2%
        10,100   Interpublic Group of Cos, Inc. *                        117,564
        19,475   Omnicom Group                                         1,628,694
                                                                      ----------
                                                                       1,746,258
                                                                      ----------

AEROSPACE & DEFENSE - 1.6%
       108,800   Boeing Co.                                            7,392,960
        23,895   General Dynamics Corp.                                2,856,647
         3,100   Goodrich Corp.                                          137,454
         2,900   L-3 Communications Holdings, Inc.                       229,303
         8,942   Lockheed Martin Corp.                                   545,820
         8,656   Northrop Grumman Corp.                                  470,454
        10,900   Raytheon Co.                                            414,418
         4,400   Rockwell Collins, Inc.                                  212,608
        25,100   United Technologies Corp.                             1,301,184
                                                                      ----------
                                                                      13,560,848
                                                                      ----------

AIRLINES - 0.2%
        95,550   Southwest Airlines Co.                                1,418,918
                                                                      ----------

APPAREL & TEXTILES - 0.1%
         3,800   Cintas Corp.                                            155,990
         9,200   Coach, Inc. *                                           288,512
         2,700   Jones Apparel Group, Inc.                                76,950
         2,500   Liz Claiborne, Inc.                                      98,300
         4,700   Nike, Inc. Class B                                      383,896
         1,300   Reebok International Ltd.                                73,541
         2,600   VF Corp.                                                150,722
                                                                      ----------
                                                                       1,227,911
                                                                      ----------

AUTOMOTIVE - 0.6%
         1,500   Cooper Tire & Rubber Co.                                 22,905
         3,200   Dana Corp.                                               30,112
       196,000   Delphi Corp.                                            540,960
        45,353   Ford Motor Co.                                          447,181
        14,074   General Motors Corp.                                    430,805
         4,400   Goodyear Tire & Rubber Co. *                             68,596
         4,600   Johnson Controls, Inc.                                  285,430
        45,500   Lear Corp.                                            1,545,635
         1,700   Navistar International Corp. *                           55,131
         4,200   Paccar, Inc.                                            285,138
        36,500   TRW Automotive Holdings Corp. *                       1,070,910
         3,286   Visteon Corp.                                            32,137
                                                                      ----------
                                                                       4,814,940
                                                                      ----------

BANKING - 6.0%
         8,300   AmSouth Bancorp                                         209,658
       402,166   Bank of America Corp.                                16,931,189
        19,100   Bank of New York Co., Inc.                              561,731
        13,415   BB&T Corp.                                              523,856
        13,100   City National Corp.                                     918,179
        38,200   Comerica, Inc.                                        2,249,980
         3,000   Compass Bancshares, Inc.                                137,490
        13,591   Fifth Third Bancorp                                     499,197
         2,900   First Horizon National Corp.                            105,415
        56,100   Hibernia Corp.                                        1,685,244
         5,360   Huntington Bancshares, Inc.                             120,439
        10,000   Keycorp                                                 322,500
         2,100   M&T Bank Corp.                                          221,991
         5,000   Marshall & Ilsley Corp.                                 217,550
        10,400   Mellon Financial Corp.                                  332,488
        14,160   National City Corp.                                     473,510
        11,700   North Fork Bancorporation, Inc.                         298,350
        24,100   Northern Trust Corp.                                  1,218,255
         7,100   PNC Financial Services Group, Inc.                      411,942
        11,252   Regions Financial Corp.                                 350,162
        67,400   State Street Corp.                                    3,297,208
         8,900   SunTrust Banks, Inc.                                    618,105
         7,600   Synovus Financial Corp.                                 210,672
        35,300   UBS AG                                                3,018,150
        83,700   UnionBanCal Corp.                                     5,835,564
        44,745   US Bancorp                                            1,256,440
        38,675   Wachovia Corp.                                        1,840,543
         3,800   Webster Financial Corp.                                 170,848
       103,603   Wells Fargo & Co.                                     6,068,028
         2,100   Zions Bancorporation                                    149,541
                                                                      ----------
                                                                      50,254,225
                                                                      ----------

BIOTECHNOLOGY - 2.4%
       120,457   Amgen, Inc. *                                         9,596,809
         8,458   Biogen Idec, Inc. *                                     333,922
         2,700   Chiron Corp. *                                          117,774
       113,300   Genentech, Inc. *                                     9,540,993
         6,300   Genzyme Corp. *                                         451,332
         5,900   Medimmune, Inc. *                                       198,535
         1,300   Millipore Corp. *                                        81,757
                                                                      ----------
                                                                      20,321,122
                                                                      ----------

BUILDING & CONSTRUCTION - 0.5%
         4,500   American Standard Cos, Inc.                             209,475
         3,100   Centex Corp.                                            200,198
         6,700   D.R. Horton, Inc.                                       242,674
         2,200   Fluor Corp.                                             141,636
         2,000   KB Home                                                 146,400
        35,300   Lennar Corp.                                          2,109,528
        10,800   Masco Corp.                                             331,344
         5,800   Pulte Homes, Inc.                                       248,936
         2,400   Vulcan Materials Co.                                    178,104
                                                                      ----------
                                                                       3,808,295
                                                                      ----------

BUSINESS SERVICES & SUPPLIES - 0.2%
         5,800   Pitney Bowes, Inc.                                      242,092
       114,500   Xerox Corp. *                                         1,562,925
                                                                      ----------
                                                                       1,805,017
                                                                      ----------

CHEMICALS - 1.0%
         5,400   Air Products & Chemicals, Inc.                          297,756
         1,800   Ashland, Inc.                                            99,432
        67,049   Dow Chemical Co.                                      2,793,932
         1,900   Eastman Chemical Co.                                     89,243

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         4,500   Ecolab, Inc.                                            143,685
        81,200   EI Du Pont de Nemours & Co.                           3,180,604
         2,900   Engelhard Corp.                                          80,939
         3,000   Hercules, Inc. *                                         36,660
         2,100   International Flavors & Fragrances, Inc.                 74,844
         4,200   PPG Industries, Inc.                                    248,598
         7,900   Praxair, Inc.                                           378,647
         3,600   Rohm & Haas Co.                                         148,068
         3,100   Sherwin-Williams Co.                                    136,617
         1,600   Sigma-Aldrich Corp.                                     102,496
        34,800   Valspar Corp.                                           778,128
                                                                      ----------
                                                                       8,589,649
                                                                      ----------

COMMERCIAL SERVICES - 0.7%
        19,500   Accenture Ltd. *                                        496,470
         3,900   Apollo Group, Inc. *                                    258,921
        25,700   Cendant Corp.                                           530,448
         3,400   Convergys Corp. *                                        48,858
         3,300   Equifax, Inc.                                           115,302
         8,000   H&R Block, Inc.                                         191,840
        70,506   McKesson Corp.                                        3,345,510
         6,600   Moody's Corp.                                           337,128
         8,600   Paychex, Inc.                                           318,888
         4,100   Robert Half International, Inc.                         145,919
         5,200   RR Donnelley & Sons Co.                                 192,764
                                                                      ----------
                                                                       5,982,048
                                                                      ----------

COMPUTERS & INFORMATION - 3.2%
         3,000   Affiliated Computer Services, Inc. *                    163,800
        20,300   Apple Computer, Inc. *                                1,088,283
        55,100   BISYS Group, Inc. *                                     739,993
         4,400   Computer Sciences Corp. *                               208,164
       266,187   Dell, Inc. *                                          9,103,595
        12,800   Electronic Data Systems Corp.                           287,232
       352,848   EMC Corp. *                                           4,565,853
         7,600   Gateway, Inc. *                                          20,520
       215,945   Hewlett-Packard Co.                                   6,305,594
        39,273   International Business Machines Corp.                 3,150,480
         3,000   Lexmark International, Inc. *                           183,150
         4,400   NCR Corp. *                                             140,404
         8,800   Network Appliance, Inc. *                               208,912
        82,900   Sun Microsystems, Inc. *                                324,968
         7,118   Unisys Corp. *                                           47,264
                                                                      ----------
                                                                      26,538,212
                                                                      ----------

CONTAINERS & PACKAGING - 0.2%
         2,600   Ball Corp.                                               95,524
         2,500   Bemis Co.                                                61,750
         3,400   Pactiv Corp. *                                           59,568
        35,000   Sealed Air Corp. *                                    1,661,100
                                                                      ----------
                                                                       1,877,942
                                                                      ----------

COSMETICS & PERSONAL CARE - 3.5%
        22,350   Alberto-Culver Co.                                    1,000,163
        11,600   Avon Products, Inc.                                     313,200
        93,600   Colgate-Palmolive Co.                                 4,941,144
       230,200   Gillette Co.                                         13,397,640
        11,700   Kimberly-Clark Corp.                                    696,501
       149,190   Procter & Gamble Co.                                  8,870,837
                                                                      ----------
                                                                      29,219,485
                                                                      ----------

DISTRIBUTION & WHOLESALE - 0.0%
         4,200   Genuine Parts Co.                                       180,180
         2,100   WW Grainger, Inc.                                       132,132
                                                                      ----------
                                                                         312,312
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES - 8.8%
       158,700   American Express Co.                                  9,115,728
         2,800   Bear Stearns Cos, Inc.                                  307,300
        34,673   Capital One Financial Corp.                           2,757,197
        25,500   Charles Schwab Corp.                                    367,965
         4,900   CIT Group, Inc.                                         221,382
       414,217   Citigroup, Inc.                                      18,855,158
        87,596   Countrywide Financial Corp.                           2,888,916
       109,200   E*Trade Financial Corp. *                             1,921,920
       125,052   Federal Home Loan Mortgage Corp.                      7,060,436
        23,724   Federal National Mortgage Association                 1,063,310
         2,200   Federated Investors, Inc. Class B                        73,106
         3,600   Franklin Resources, Inc.                                302,256
       101,223   Goldman Sachs Group, Inc.                            12,306,692
         6,000   Janus Capital Group, Inc.                                86,700
        86,620   JPMorgan Chase & Co.                                  2,939,017
        21,400   Legg Mason, Inc.                                      2,347,366
         6,700   Lehman Brothers Holdings, Inc.                          780,416
        30,767   MBNA Corp.                                              758,099
        98,290   Merrill Lynch & Co., Inc.                             6,030,092
        52,431   Morgan Stanley                                        2,828,128
         7,200   Providian Financial Corp. *                             127,296
        10,300   SLM Corp.                                               552,492
         3,100   T Rowe Price Group, Inc.                                202,430
                                                                      ----------
                                                                      73,893,401
                                                                      ----------

ELECTRICAL EQUIPMENT - 0.4%
         4,300   American Power Conversion Corp.                         111,370
        41,562   Emerson Electric Co.                                  2,984,152
         4,300   Molex, Inc.                                             114,724
                                                                      ----------
                                                                       3,210,246
                                                                      ----------

ELECTRONICS - 0.3%
        12,066   Agilent Technologies, Inc. *                            395,162
        53,400   Applera Corp. - Applied Biosystems Group              1,241,016
         3,000   Fisher Scientific International *                       186,150
         4,300   Jabil Circuit, Inc. *                                   132,956
         2,900   Parker Hannifin Corp.                                   186,499
         3,000   PerkinElmer, Inc.                                        61,110
        11,100   Sanmina-SCI Corp. *                                      47,619
        21,900   Solectron Corp. *                                        85,629
         5,750   Symbol Technologies, Inc.                                55,660
         1,900   Tektronix, Inc.                                          47,937
         3,900   Thermo Electron Corp. *                                 120,510

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         2,800   Waters Corp. *                                          116,480
                                                                      ----------
                                                                       2,676,728
                                                                      ----------

ENTERTAINMENT & LEISURE - 0.2%
         2,400   Brunswick Corp.                                          90,552
        10,600   Carnival Corp.                                          529,788
         6,800   Harley-Davidson, Inc.                                   329,392
         4,400   Hasbro, Inc.                                             86,460
         8,668   International Game Technology                           234,036
        10,000   Mattel, Inc.                                            166,800
         3,200   Sabre Holdings Corp.                                     64,896
        23,600   Warner Music Group Corp. *                              436,836
                                                                      ----------
                                                                       1,938,760
                                                                      ----------

ENVIRONMENTAL SERVICES - 0.1%
         7,112   Allied Waste Industries, Inc. *                          60,096
        13,798   Waste Management, Inc.                                  394,761
                                                                      ----------
                                                                         454,857
                                                                      ----------

FOOD, BEVERAGE & TOBACCO - 4.4%
         9,053   Albertson's, Inc.                                       232,209
       139,191   Altria Group, Inc.                                   10,259,769
        19,052   Anheuser-Busch Cos., Inc.                               819,998
        15,945   Archer-Daniels-Midland Co.                              393,204
         2,100   Brown-Forman Corp. Class B                              125,034
         4,500   Campbell Soup Co.                                       133,875
        97,117   Coca-Cola Co.                                         4,194,483
         8,200   Coca-Cola Enterprises, Inc.                             159,900
        12,690   ConAgra Foods, Inc.                                     314,078
        63,600   Constellation Brands, Inc. *                          1,653,600
         8,971   General Mills, Inc.                                     432,402
         4,500   Hershey Foods Corp.                                     253,395
         8,600   HJ Heinz Co.                                            314,244
         6,273   Kellogg Co.                                             289,373
        17,485   Kroger Co. *                                            360,016
         3,300   McCormick & Co., Inc.                                   107,679
         1,400   Molson Coors Brewing Co. Class B                         89,614
         6,511   Monsanto Co.                                            408,565
         3,800   Pepsi Bottling Group, Inc.                              108,490
       167,199   PepsiCo, Inc.                                         9,481,855
         2,300   Reynolds American, Inc.                                 190,946
        11,000   Safeway, Inc.                                           281,600
        19,170   Sara Lee Corp.                                          363,272
         3,200   Supervalu, Inc.                                          99,584
        15,500   Sysco Corp.                                             486,235
         6,200   Tyson Foods, Inc.                                       111,910
         4,000   UST, Inc.                                               167,440
        66,610   WM Wrigley Jr Co.                                     4,787,927
                                                                      ----------
                                                                      36,620,697
                                                                      ----------

FOREST PRODUCTS & PAPER - 0.5%
        51,100   Bowater, Inc.                                         1,444,597
         6,261   Georgia-Pacific Corp.                                   213,250
        11,894   International Paper Co.                                 354,441
         2,500   Louisiana-Pacific Corp.                                  69,225
         4,652   MeadWestvaco Corp.                                      128,488
         4,500   Plum Creek Timber Co., Inc.                             170,595
         3,100   Temple-Inland, Inc.                                     126,635
        26,100   Weyerhaeuser Co.                                      1,794,375
                                                                      ----------
                                                                       4,301,606
                                                                      ----------

HEALTH CARE - 5.7%
         7,200   Aetna, Inc.                                             620,208
         1,400   Bausch & Lomb, Inc.                                     112,952
        15,197   Baxter International, Inc.                              605,904
         6,127   Becton Dickinson & Co.                                  321,239
         6,300   Biomet, Inc.                                            218,673
        14,433   Boston Scientific Corp. *                               337,299
         2,600   Coventry Health Care, Inc. *                            223,652
         2,600   CR Bard, Inc.                                           171,678
         8,100   Guidant Corp.                                           558,009
        11,100   HCA, Inc.                                               531,912
         5,900   Health Management Associates, Inc.                      138,473
         4,100   Humana, Inc. *                                          196,308
       253,452   Johnson & Johnson                                    16,038,443
         3,300   Laboratory Corp. of America Holdings *                  160,743
         2,000   Manor Care, Inc.                                         76,820
        29,690   Medtronic, Inc.                                       1,591,978
         4,096   Quest Diagnostics                                       207,012
        59,500   St Jude Medical, Inc. *                               2,784,600
        91,493   Stryker Corp.                                         4,522,499
        11,000   Tenet Healthcare Corp. *                                123,530
       189,816   UnitedHealth Group, Inc.                             10,667,659
        98,200   WellPoint, Inc. *                                     7,445,524
         6,051   Zimmer Holdings, Inc. *                                 416,853
                                                                      ----------
                                                                      48,071,968
                                                                      ----------

HOTELS & RESTAURANTS - 0.8%
         3,750   Darden Restaurants, Inc.                                113,888
         4,400   Harrah's Entertainment, Inc.                            286,836
         8,900   Hilton Hotels Corp.                                     198,648
         4,200   Marriott International, Inc.                            264,600
       130,800   McDonald's Corp.                                      4,380,492
         9,500   Starbucks Corp. *                                       475,950
         5,300   Starwood Hotels & Resorts
                 Worldwide, Inc.                                         303,001
         2,800   Wendy's International, Inc.                             126,420
         6,947   Yum! Brands, Inc.                                       336,304
                                                                      ----------
                                                                       6,486,139
                                                                      ----------
HOUSEHOLD PRODUCTS - 0.1%
            --   Acco Brands Corp. *                                           2
         2,700   Avery Dennison Corp.                                    141,453
         3,700   Clorox Co.                                              205,498
         3,600   Fortune Brands, Inc.                                    292,788
         4,700   Leggett & Platt, Inc.                                    94,940
         1,500   Maytag Corp.                                             27,390
         6,700   Newell Rubbermaid, Inc.                                 151,755

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                  Value
------                                                                ----------
         1,700   Whirlpool Corp.                                         128,809
                                                                      ----------
                                                                       1,042,635
                                                                      ----------

INDUSTRIAL MACHINERY - 0.2%
         2,000   Black & Decker Corp.                                    164,180
        16,546   Caterpillar, Inc.                                       972,078
         1,100   Cummins, Inc.                                            96,789
         5,900   Deere & Co.                                             361,080
         4,400   Rockwell Automation, Inc.                               232,760
         1,400   Snap-On, Inc.                                            50,568
         2,000   Stanley Works                                            93,360
                                                                      ----------
                                                                       1,970,815
                                                                      ----------

INSURANCE - 3.7%
         7,073   ACE Ltd.                                                332,926
        12,265   Aflac, Inc.                                             555,605
        16,100   Allstate Corp.                                          890,169
         2,700   AMBAC Financial Group, Inc.                             194,562
       175,690   American International Group, Inc.                   10,885,752
         7,800   AON Corp.                                               250,224
         4,819   Chubb Corp.                                             431,541
         3,100   Cigna Corp.                                             365,366
         4,463   Cincinnati Financial Corp.                              186,955
        59,600   Conseco, Inc. *                                       1,258,156
         7,361   Hartford Financial Services Group, Inc.                 568,048
         3,200   Jefferson-Pilot Corp.                                   163,744
         4,212   Lincoln National Corp.                                  219,108
         3,300   Loews Corp.                                             304,953
        13,100   Marsh & McLennan Cos, Inc.                              398,109
        85,168   MBIA, Inc.                                            5,162,884
        18,500   Metlife, Inc.                                           921,855
         2,300   MGIC Investment Corp.                                   147,660
         7,077   Principal Financial Group                               335,237
         4,900   Progressive Corp.                                       513,373
        12,772   Prudential Financial, Inc.                              862,876
         3,000   Safeco Corp.                                            160,140
        78,577   St Paul Travelers Cos, Inc.                           3,525,750
         2,500   Torchmark Corp.                                         132,075
        90,455   UnumProvident Corp.                                   1,854,328
         3,400   XL Capital Ltd.                                         231,302
                                                                      ----------
                                                                      30,852,700
                                                                      ----------

INTERNET SERVICES & APPLICATIONS - 2.6%
       172,112   eBay, Inc. *                                          7,091,014
        20,535   Google, Inc. *                                        6,498,506
         2,900   Monster Worldwide, Inc. *                                89,059
        87,268   Symantec Corp. *                                      1,977,493
       177,851   Yahoo!, Inc. *                                        6,018,478
                                                                      ----------
                                                                      21,674,550
                                                                      ----------

MANUFACTURING - 4.4%
        60,984   3M Co.                                                4,473,786
         2,200   Cooper Industries Ltd.                                  152,108
         5,800   Danaher Corp.                                           312,214
         5,000   Dover Corp.                                             203,950
         7,100   Eastman Kodak Co.                                       172,743
         3,600   Eaton Corp.                                             228,780
       725,300   General Electric Co.                                 24,420,851
        65,100   Honeywell International, Inc.                         2,441,250
         5,100   Illinois Tool Works, Inc.                               419,883
        35,700   Ingersoll-Rand Co.                                    1,364,811
         2,300   ITT Industries, Inc.                                    261,280
         3,000   Pall Corp.                                               82,500
        14,600   Textron, Inc.                                         1,047,112
        49,567   Tyco International Ltd.                               1,380,441
                                                                      ----------
                                                                      36,961,709
                                                                      ----------

METALS & MINING - 0.5%
        82,707   Alcoa, Inc.                                           2,019,705
         2,300   Allegheny Technologies, Inc.                             71,254
         4,200   Freeport-McMoRan Copper & Gold, Inc. Class B            204,078
        10,800   Newmont Mining Corp.                                    509,436
         3,900   Nucor Corp.                                             230,061
         2,400   Phelps Dodge Corp.                                      311,832
        16,000   Precision Castparts Corp.                               849,600
         2,700   United States Steel Corp.                               114,345
                                                                      ----------
                                                                       4,310,311
                                                                      ----------

MULTIMEDIA - 3.0%
        13,300   Clear Channel Communications, Inc.                      437,437
        53,823   Comcast Corp. *                                       1,581,320
        73,100   Comcast Corp. Special Class A *                       2,103,818
         1,700   Dow Jones & Co., Inc.                                    64,923
        29,000   EW Scripps Co.                                        1,449,130
         6,000   Gannett Co., Inc.                                       412,980
         1,700   Knight-Ridder, Inc.                                      99,756
        13,500   Liberty Global, Inc. *                                  347,625
        13,500   Liberty Global, Inc. Series C *                         365,580
         9,100   McGraw-Hill Cos, Inc.                                   437,164
         1,000   Meredith Corp.                                           49,890
         3,400   New York Times Co.                                      101,150
        60,000   News Corp.                                              935,400
        61,800   Sirius Satellite Radio, Inc. *                          404,790
       425,282   Time Warner, Inc.                                     7,701,857
         6,520   Tribune Co.                                             220,963
         5,600   Univision Communications, Inc. *                        148,568
       120,407   Viacom, Inc. Class B                                  3,974,635
       170,300   Walt Disney Co.                                       4,109,339
                                                                      ----------
                                                                      24,946,325
                                                                      ----------

OIL & GAS - 11.0%
         2,100   Amerada Hess Corp.                                      288,750
         5,837   Anadarko Petroleum Corp.                                558,893
         7,980   Apache Corp.                                            600,256
         8,364   Baker Hughes, Inc.                                      499,164
         8,100   BJ Services Co.                                         291,519
         9,300   Burlington Resources, Inc.                              756,276
       129,859   ChevronTexaco Corp.                                   8,405,773
       132,664   ConocoPhillips                                        9,274,540
        11,300   Devon Energy Corp.                                      775,632

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
         7,900   Dynegy, Inc. *                                           37,209
        15,621   El Paso Corp.                                           217,132
        92,500   ENSCO International, Inc.                             4,309,575
         5,800   EOG Resources, Inc.                                     434,420
       323,670   Exxon Mobil Corp.                                    20,565,992
        91,700   Halliburton Co.                                       6,283,284
         2,841   Kerr-McGee Corp.                                        275,890
         2,327   Kinder Morgan, Inc.                                     223,764
         8,954   Marathon Oil Corp.                                      617,199
         3,900   Murphy Oil Corp.                                        194,493
         3,900   Nabors Industries Ltd. *                                280,137
         4,200   National-Oilwell Varco, Inc. *                          276,360
         3,400   Noble Corp.                                             232,764
        15,200   Noble Energy, Inc.                                      712,880
        78,956   Occidental Petroleum Corp.                            6,745,211
       163,200   Petro-Canada                                          6,810,336
        62,100   Pride International, Inc. *                           1,770,471
         2,600   Rowan Cos, Inc.                                          92,274
        67,900   Schlumberger Ltd.                                     5,729,402
         3,400   Sunoco, Inc.                                            265,880
         8,200   Transocean, Inc. *                                      502,742
        64,000   Valero Energy Corp.                                   7,235,840
        57,400   Weatherford International Ltd. *                      3,941,084
       113,600   Williams Cos, Inc.                                    2,845,680
         8,733   XTO Energy, Inc.                                        395,780
                                                                      ----------
                                                                      92,446,601
                                                                      ----------

PHARMACEUTICALS - 5.4%
       143,965   Abbott Laboratories                                   6,104,116
         3,248   Allergan, Inc.                                          297,582
         2,466   AmerisourceBergen Corp.                                 190,622
        47,858   Bristol-Myers Squibb Co.                              1,151,463
        10,472   Cardinal Health, Inc.                                   664,344
        11,154   Caremark Rx, Inc. *                                     556,919
       152,246   Eli Lilly & Co.                                       8,148,206
         3,800   Express Scripts, Inc. *                                 236,360
         8,300   Forest Laboratories, Inc. *                             323,451
       121,900   Gilead Sciences, Inc. *                               5,943,844
         3,935   Hospira, Inc. *                                         161,217
       109,566   King Pharmaceuticals, Inc. *                          1,685,125
         7,498   Medco Health Solutions, Inc. *                          411,115
        53,794   Merck & Co., Inc.                                     1,463,735
         6,000   Mylan Laboratories, Inc.                                115,560
       396,774   Pfizer, Inc.                                          9,907,447
       231,824   Schering-Plough Corp.                                 4,879,895
         2,800   Watson Pharmaceuticals, Inc. *                          102,508
        70,164   Wyeth                                                 3,246,488
                                                                      ----------
                                                                      45,589,997
                                                                      ----------

REAL ESTATE - 1.2%
         2,200   Apartment Investment & Management Co. REIT               85,316
         5,200   Archstone-Smith Trust REIT                              207,324
         9,900   Equity Office Properties Trust REIT                     323,829
         6,998   Equity Residential REIT                                 264,874
       102,730   General Growth Properties, Inc. REIT                  4,615,659
       118,800   Kimco Realty Corp. REIT                               3,732,696
         6,100   ProLogis REIT                                           270,291
         2,000   Public Storage, Inc. REIT                               134,000
         4,471   Simon Property Group, Inc. REIT                         331,391
         2,900   Vornado Realty Trust REIT                               251,198
                                                                      ----------
                                                                      10,216,578
                                                                      ----------

RETAIL - 5.1%
        12,600   Abercrombie & Fitch Co.                                 628,110
         4,400   Autonation, Inc. *                                       87,868
         1,600   Autozone, Inc. *                                        133,200
        74,700   Bed Bath & Beyond, Inc. *                             3,001,446
         9,950   Best Buy Co., Inc.                                      433,124
         2,700   Big Lots, Inc. *                                         29,673
         4,700   Circuit City Stores, Inc.                                80,652
        42,621   Costco Wholesale Corp.                                1,836,539
       133,200   CVS Corp.                                             3,864,132
         2,000   Dillard's, Inc.                                          41,760
         7,650   Dollar General Corp.                                    140,301
         3,700   Family Dollar Stores, Inc.                               73,519
         6,573   Federated Department Stores                             439,537
        14,168   Gap, Inc.                                               246,948
       166,612   Home Depot, Inc.                                      6,354,582
         6,600   JC Penney Co., Inc.                                     312,972
         8,400   Kohl's Corp. *                                          421,512
       105,600   Lowe's Cos, Inc.                                      6,800,640
         9,272   Ltd Brands                                              189,427
        87,500   Michaels Stores, Inc.                                 2,892,750
         6,000   Nordstrom, Inc.                                         205,920
         7,700   Office Depot, Inc. *                                    228,690
         2,000   OfficeMax, Inc.                                          63,340
         3,600   RadioShack Corp.                                         89,280
         2,528   Sears Holdings Corp. *                                  314,534
        18,450   Staples, Inc.                                           393,354
        20,600   Talbots, Inc.                                           616,352
       102,825   Target Corp.                                          5,339,702
         3,382   Tiffany & Co.                                           134,502
        11,600   TJX Cos, Inc.                                           237,568
       136,365   Wal-Mart Stores, Inc.                                 5,975,514
        25,000   Walgreen Co.                                          1,086,250
                                                                      ----------
                                                                      42,693,697
                                                                      ----------

SAVINGS & LOAN - 0.7%
        75,222   Golden West Financial Corp.                           4,467,435
         8,700   Sovereign Bancorp, Inc.                                 191,748
        21,576   Washington Mutual, Inc.                                 846,211
                                                                      ----------
                                                                       5,505,393
                                                                      ----------

SEMICONDUCTORS - 3.7%
         9,883   Advanced Micro Devices, Inc. *                          249,052
         9,100   Altera Corp. *                                          173,901
         9,300   Analog Devices, Inc.                                    345,402
        39,861   Applied Materials, Inc.                                 676,043
         6,700   Applied Micro Circuits Corp. *                           20,100
         7,400   Broadcom Corp. *                                        347,134

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                ----------
        84,700   Fairchild Semiconductor International, Inc. *         1,258,642
         9,907   Freescale Semiconductor, Inc. Class B *                 233,607
       625,135   Intel Corp.                                          15,409,578
         4,900   Kla-Tencor Corp.                                        238,924
         7,700   Linear Technology Corp.                                 289,443
        10,000   LSI Logic Corp. *                                        98,500
         8,000   Maxim Integrated Products, Inc.                         341,200
        15,700   Micron Technology, Inc. *                               208,810
         8,300   National Semiconductor Corp.                            218,290
         3,500   Novellus Systems, Inc. *                                 87,780
         4,000   Nvidia Corp. *                                          137,120
         3,800   PMC - Sierra, Inc. *                                     33,478
         2,000   QLogic Corp. *                                           68,400
         4,718   Teradyne, Inc. *                                         77,847
       304,108   Texas Instruments, Inc.                              10,309,261
         8,400   Xilinx, Inc.                                            233,940
                                                                      ----------
                                                                      31,056,451
                                                                      ----------

SOFTWARE - 3.3%
        12,300   Adobe Systems, Inc.                                     367,155
         5,600   Autodesk, Inc.                                          260,064
        42,200   Automatic Data Processing, Inc.                       1,816,288
         5,300   BMC Software, Inc. *                                    111,830
         4,000   Citrix Systems, Inc. *                                  100,560
        11,300   Computer Associates International, Inc.                 314,253
        10,200   Compuware Corp. *                                        96,900
         7,500   Electronic Arts, Inc. *                                 426,675
        59,878   First Data Corp.                                      2,395,120
         4,600   Fiserv, Inc. *                                          211,002
         5,423   IMS Health, Inc.                                        136,497
         4,300   Intuit, Inc. *                                          192,683
         2,100   Mercury Interactive Corp. *                              83,160
       755,720   Microsoft Corp.                                      19,444,676
        10,300   Novell, Inc. *                                           76,735
        92,359   Oracle Corp. *                                        1,144,328
         6,700   Parametric Technology Corp. *                            46,699
        12,800   Siebel Systems, Inc.                                    132,224
                                                                      ----------
                                                                      27,356,849
                                                                      ----------

TELECOMMUNICATIONS - 6.9%
         3,085   ADC Telecommunications, Inc. *                           70,523
         9,400   Alltel Corp.                                            612,034
         3,500   Andrew Corp. *                                           39,025
        92,852   AT&T Corp.                                            1,838,470
        11,141   Avaya, Inc. *                                           114,752
        44,868   BellSouth Corp.                                       1,180,028
         3,000   CenturyTel, Inc.                                        104,940
        13,700   Ciena Corp. *                                            36,168
       611,619   Cisco Systems, Inc. *                                10,966,329
       203,900   Citizens Communications Co.                           2,762,845
         4,800   Comverse Technology, Inc. *                             126,096
       257,800   Corning, Inc. *                                       4,983,274
         2,206   Enterasys Networks, Inc. *                                2,956
        44,300   JDS Uniphase Corp. *                                     98,346
        81,000   Juniper Networks, Inc. *                              1,926,990
       111,368   Lucent Technologies, Inc. *                             361,946
       294,300   Motorola, Inc.                                        6,501,087
       294,700   Nokia OYJ (ADR)                                       4,981,911
       202,853   Qualcomm, Inc.                                        9,077,672
        42,158   Qwest Communications International *                    172,848
        80,954   SBC Communications, Inc.                              1,940,467
         3,900   Scientific-Atlanta, Inc.                                146,289
       220,366   Sprint Corp.-FON Group                                5,240,303
        11,100   Tellabs, Inc. *                                         116,772
       139,670   Verizon Communications, Inc.                          4,565,812
                                                                      ----------
                                                                      57,967,884
                                                                      ----------

TRANSPORTATION - 0.9%
         9,312   Burlington Northern Santa Fe Corp.                      556,858
        19,200   Canadian National Railway Co.                         1,363,008
        31,200   CNF, Inc.                                             1,638,000
         5,300   CSX Corp.                                               246,344
         7,400   FedEx Corp.                                             644,762
         9,800   Norfolk Southern Corp.                                  397,488
         1,600   Ryder System, Inc.                                       54,752
         6,400   Union Pacific Corp.                                     458,880
        27,287   United Parcel Service, Inc. Class B                   1,886,350
                                                                      ----------
                                                                       7,246,442
                                                                      ----------

UTILITIES - ELECTRIC - 3.4%
        15,700   AES Corp. *                                             257,951
         4,000   Allegheny Energy, Inc. *                                122,880
         5,000   Ameren Corp.                                            267,450
         9,800   American Electric Power Co., Inc.                       389,060
        11,400   Calpine Corp. *                                          29,526
         7,200   Centerpoint Energy, Inc.                                107,064
         4,900   Cinergy Corp.                                           217,609
         5,800   CMS Energy Corp. *                                       95,410
         6,000   Consolidated Edison, Inc.                               291,300
        31,000   Constellation Energy Group, Inc.                      1,909,600
        31,100   Dominion Resources, Inc.                              2,678,954
         4,363   DTE Energy Co.                                          200,087
        22,710   Duke Energy Corp.                                       662,451
         8,000   Edison International                                    378,240
         5,100   Entergy Corp.                                           379,032
       141,874   Exelon Corp.                                          7,581,747
         7,993   FirstEnergy Corp.                                       416,595
        43,800   FPL Group, Inc.                                       2,084,880
        39,600   MDU Resources Group, Inc.                             1,411,740
         6,384   NiSource, Inc.                                          154,812
       102,500   PG&E Corp.                                            4,023,125
         2,400   Pinnacle West Capital Corp.                             105,792
         9,310   PPL Corp.                                               300,992
         6,119   Progress Energy, Inc.                                   273,825
         5,900   Public Service Enterprise Group, Inc.                   379,724
        18,300   Southern Co.                                            654,408
         4,800   TECO Energy, Inc.                                        86,496
        21,666   TXU Corp.                                             2,445,658

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                  Value
------                                                               -----------
        10,260   Xcel Energy, Inc.                                       201,199
                                                                     -----------
                                                                      28,107,607
                                                                     -----------

UTILITIES - GAS - 0.1%
         4,200    KeySpan Corp.                                          154,476
         1,000    Nicor, Inc.                                             42,030
           900    Peoples Energy Corp.                                    35,442
         6,300    Sempra Energy                                          296,478
                                                                     -----------
                                                                         528,426
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $728,176,898)                                               819,606,550
                                                                     -----------

DEPOSITORY RECEIPTS - 0.6%

TELECOMMUNICATIONS - 0.6%
       281,800   Deutsche Telekom AG (ADR)                             5,140,032
                                                                     -----------
TOTAL DEPOSITORY RECEIPTS
   (Cost $5,416,340)                                                   5,140,032
                                                                     -----------

MUTUAL FUND - 0.2%
EXCHANGE TRADED FUND - 0.2%
        28,000   iShares Russell 1000 Growth Index Fund                1,395,240
                                                                     -----------
TOTAL MUTUAL FUND
   (Cost $1,362,760)                                                   1,395,240
                                                                     -----------

Principal
Amount                                                                  Value
---------                                                           ------------
SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT & AGENCY SECURITIES - 0.0%
       243,000   United States Treasury Bills
                 2.138%, 12/08/05 (a)                                    241,557
                                                                    ------------
MUTUAL FUND - 1.3%
    10,543,047   Goldman Sachs Prime Obligations
                 Fund 3.790% (b)                                      10,543,047
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $10,784,545)                                                 10,784,603
                                                                    ------------
TOTAL INVESTMENTS - 0.0%
   (Cost $0)                                                                   0
                                                                    ------------
Assets in excess of other liabilities - 100.0%                       837,408,012
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $837,408,012
                                                                    ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

* - Non-income producing security

(a) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.

(b) - Rate quoted represents the seven day yield of the Fund.

SECURITY ABBREVIATIONS:

ADR--American Depository Receipt
REIT--Real Estate Investment Trust

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited)

Principal
Amount                                                                   Value
---------                                                              ---------
FOREIGN OBLIGATIONS - 5.1%

CORPORATE DEBT - 3.8%
       125,000   Abitibi-Consolidated, Inc. Yankee-Dollar
                 8.850%, 08/01/30                                        112,500
        50,000   ABN Amro Bank NV
                 4.650%, 06/04/18                                         47,557
        40,000   ACE Ltd. Yankee-Dollar
                 6.000%, 04/01/07                                         40,641
        50,000   Aegon NV
                 4.750%, 06/01/13                                         48,838
       100,000   African Development Bank
                 3.250%, 08/01/08                                         97,119
       300,000   Aiful Corp.
                 5.000%, 08/10/10 (a)                                    298,020
        30,000   Alberta Energy Co. Ltd. Yankee-Dollar
                 7.375%, 11/01/31                                         36,829
                 Alcan, Inc.
        25,000   4.875%, 09/15/12 #                                       24,690
        50,000   5.750%, 06/01/35                                         49,157
        40,000   Alcan, Inc. Yankee-Dollar
                 4.500%, 05/15/13                                         38,595
                 America Movil SA de CV
        10,000   4.125%, 03/01/09                                          9,729
       100,000   5.500%, 03/01/14                                         98,870
        50,000   6.375%, 03/01/35                                         48,481
       100,000   Anadarko Finance Co.
                 7.500%, 05/01/31                                        122,975
        25,000   Apache Finance Canada Corp. Yankee-Dollar
                 7.750%, 12/15/29                                         33,086
                 Asian Development Bank
       100,000   4.125%, 09/15/10                                         98,726
       350,000   4.250%, 10/20/14                                        343,349
        25,000   Aspen Insurance Holdings Ltd.
                 6.000%, 08/15/14                                         25,002
       100,000   Axa
                 8.600%, 12/15/30                                        131,650
        25,000   Banco Bradesco SA
                 8.750%, 10/24/13                                         28,063
     1,000,000   Banco Mercantil del Norte SA
                 5.875%, 02/17/14 (a)                                  1,010,000
        70,000   Bank of Tokyo-Mitsubishi Ltd.
                 8.400%, 04/15/10                                         79,554
       100,000   Baxter FinCo BV
                 4.750%, 10/15/10 (a)                                     99,276
       150,000   BHP Billiton Finance USA Ltd.
                 4.800%, 04/15/13                                        149,146
        10,000   BP Canada Finance Co.
                 3.375%, 10/31/07                                          9,790
                 BP Capital Markets PLC
        50,000   2.625%, 03/15/07                                         48,808
       520,000   2.750%, 12/29/06                                        508,802
                 Brascan Corp. Yankee-Dollar
        50,000   7.125%, 06/15/12                                         55,354
       100,000   7.375%, 03/01/33                                        116,583
        20,000   British Sky Broadcasting
                 7.300%, 10/15/06                                         20,521
                 British Telecommunications PLC
       150,000   8.375%, 12/15/10                                        173,678
       150,000   8.875%, 12/15/30                                        203,465
     1,350,000   Burlington Resources Finance Co.
                 5.600%, 12/01/06                                      1,365,405
       100,000   Burlington Resources Finance Co. Yankee-Dollar
                 7.400%, 12/01/31                                        124,230
        75,000   Canada Mortgage & Housing Corp.
                 3.875%, 04/01/10                                         73,340
        25,000   Canadian National Railway Co. Yankee Dollar
                 4.250%, 08/01/09                                         24,614
                 Canadian Natural Resources Ltd.
        25,000   4.900%, 12/01/14                                         24,586
        50,000   5.850%, 02/01/35                                         49,655
        25,000   Canadian Pacific Ltd.
                 9.450%, 08/01/21                                         35,781
       131,473   CanWest Media, Inc.
                 8.000%, 09/15/12 #                                      139,526
       100,000   ChevronTexaco Capital Co.
                 3.375%, 02/15/08                                         97,432
       100,000   China Development Bank
                 5.000%, 10/15/15                                         99,616
        25,000   Coca Cola HBC Finance BV
                 5.500%, 09/17/15                                         25,811
       130,000   Codelco, Inc.
                 4.750%, 10/15/14 (a)                                    126,117
                 Conoco Funding Co.
        50,000   5.450%, 10/15/06                                         50,496
       190,000   6.350%, 10/15/11 #                                      206,064
        65,000   7.250%, 10/15/31                                         82,025
     1,750,000   Corporacion Andina de Fomento
                 6.875%, 03/15/12                                      1,918,926
       821,471   Crusade Global Trust
                 3.804%, 01/17/34 (b)                                    822,862
                 Deutsche Telekom International Finance BV
       150,000   5.250%, 07/22/13                                        151,440
       150,000   9.250%, 06/01/32                                        211,593
       100,000   Development Bank of Japan
                 4.250%, 06/09/15                                         96,241
                 Diageo Capital PLC
        50,000   3.375%, 03/20/08                                         48,531
        60,000   3.500%, 11/19/07                                         58,663
        50,000   4.375%, 05/03/10                                         49,188
                 Diageo Finance BV
        50,000   3.000%, 12/15/06                                         49,042
        15,000   3.875%, 04/01/11                                         14,323
        75,000   Domtar, Inc. Yankee-Dollar
                 7.125%, 08/15/15 #                                       68,765
        30,000   Eksportfinans A/S
                 4.375%, 07/15/09                                         29,762
        50,000   Empresa Nacional de Electricidad SA
                 8.500%, 04/01/09                                         55,012
                 EnCana Corp. Yankee Dollar
        20,000   4.600%, 08/15/09                                         19,891
        50,000   4.750%, 10/15/13                                         49,252
        30,000   6.500%, 08/15/34                                         33,658
        50,000   EnCana Holdings Finance Corp. Yankee-Dollar
                 5.800%, 05/01/14                                         52,659
        25,000   Endurance Specialty Holdings Ltd.
                 7.000%, 07/15/34                                         25,339

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
                  European Investment Bank
        50,000    2.700%, 04/20/07                                        48,810
       300,000    3.500%, 03/14/08                                       294,154
       100,000    4.000%, 03/03/10 #                                      98,551
       500,000    4.625%, 03/01/07 #                                     502,100
        15,000    Everest Reinsurance Holdings, Inc.
                  5.400%, 10/15/14                                        14,839
                  Export-Import Bank Of Korea
        50,000    4.625%, 03/16/10                                        49,408
        50,000    5.125%, 03/16/15                                        49,839
                  Falconbridge Ltd. Yankee-Dollar
        20,000    5.375%, 06/01/15                                        19,451
        20,000    7.350%, 06/05/12                                        22,101
       300,000    France Telecom SA
                  8.500%, 03/01/11                                       340,641
        50,000    GlaxoSmithKline Capital, Inc.
                  2.375%, 04/16/07                                        48,517
       250,000    HSBC Bank PLC Yankee-Dollar
                  6.950%, 03/15/11                                       280,269
       200,000    HSBC Capital Funding LP
                  4.610%, 12/01/49                                       191,327
        50,000    HSBC Holdings PLC
                  5.250%, 12/12/12                                        50,695
                  Hydro-Quebec
       500,000    6.300%, 05/11/11                                       540,135
       100,000    8.050%, 07/07/24                                       135,352
        10,000    Inco Ltd. Yankee-Dollar
                  7.750%, 05/15/12                                        11,372
        75,000    Instituto de Credito Oficial
                  4.625%, 11/29/06                                        75,211
        50,000    Intelsat Bermuda Ltd.
                  8.695%, 01/15/12 (a) (b)                                50,875
                  Inter-American Development Bank
        50,000    4.375%, 09/20/12                                        49,365
       600,000    7.375%, 01/15/10                                       670,372
        50,000    International Bank for Reconstruction &
                  Development
                  4.750%, 02/15/35                                        49,142
        50,000    International Lease Finance Corp.
                  3.750%, 06/30/09                                        49,041
        98,000    Jafra Cosmetics, Inc.
                  10.750%, 05/15/11                                      108,780
       100,000    Japan Finance Corp. for Municipal Enterprises
                  4.625%, 04/21/15                                        99,366
       175,000    Jean Coutu Group, Inc.
                  8.500%, 08/01/14 #                                     174,125
       150,000    Kerzner International Ltd.
                  6.750%, 10/01/15 (a)                                   145,312
                  KFW - Bankengruppe
       160,000    3.250%, 07/16/07 - 09/21/07                            156,819
       300,000    3.500%, 03/14/08 #                                     293,647
        50,000    3.750%, 01/24/08                                        49,249
        50,000    3.875%, 06/30/09                                        49,204
                  Korea Development Bank
        75,000    4.250%, 11/13/07                                        74,261
       100,000    4.750%, 07/20/09                                        99,671
        75,000    5.500%, 11/13/12                                        77,089
        50,000    5.750%, 09/10/13                                        52,169
       550,000    Korea Electric Power Corp.
                  4.250%, 09/12/07 (a)                                   543,905
        35,000    Kowloon Canton Railway Corp.
                  8.000%, 03/15/10                                        39,442
                  Landwirtschaftliche Rentenbank
       150,000    3.625%, 10/20/09                                       145,175
       250,000    4.125%, 07/15/08                                       247,570
        75,000    Luscar Coal Ltd.
                  9.750%, 10/15/11                                        81,000
       100,000    Methanex Corp.
                  8.750%, 08/15/12                                       114,125
       100,000    Nell AF SARL
                  8.375%, 08/15/15 #(a)                                   97,750
                  Nexen, Inc. Yankee-Dollar
        50,000    5.050%, 11/20/13                                        49,665
        50,000    5.875%, 03/10/35                                        49,010
        50,000    Noranda, Inc.
                  5.500%, 06/15/17                                        48,619
       100,000    Nordic Investment Bank
                  3.875%, 06/15/10                                        97,691
        75,000    Norske Skog Canada Ltd.
                  8.625%, 06/15/11 #                                      75,375
       150,000    Novelis, Inc.
                  7.250%, 02/15/15 (a)                                   141,750
                  Oesterreichische Kontrollbank AG
        50,000    4.500%, 03/09/15                                        49,740
        50,000    5.125%, 03/20/07                                        50,578
       200,000    Oil Insurance Ltd.
                  5.150%, 08/15/33 (a) (b)                               198,787
       125,000    OMI Corp.
                  7.625%, 12/01/13                                       129,375
                  Petro-Canada Yankee-Dollar
        25,000    4.000%, 07/15/13                                        23,163
        50,000    5.350%, 07/15/33                                        46,012
                  Petrobras International Finance Co.
        25,000    9.125%, 02/01/07                                        26,344
        25,000    9.750%, 07/06/11                                        30,000
       230,000    Petronas Capital Ltd.
                  7.875%, 05/22/22 (a)                                   284,721
       390,000    Petrozuata Finance, Inc.
                  8.220%, 04/01/17 (a)                                   372,450
        20,000    Potash Corp. of Saskatchewan Yankee-Dollar
                  7.125%, 06/15/07                                        20,758
        10,000    Precision Drilling Corp. Yankee-Dollar
                  5.625%, 06/01/14                                        10,815
     2,125,000    Province of Quebec
                  4.600%, 05/26/15                                     2,091,098
     1,825,000    Region of Lombardy
                  5.804%, 10/25/32                                     1,978,745
       465,000    Resona Preferred Global Services
                  7.191%, 07/30/15 (a) (b)                               481,397
                  Rhodia SA
       175,000    7.625%, 06/01/10 #                                     170,625
        25,000    8.875%, 06/01/11 #                                      23,625
        25,000    Rio Tinto Finance USA Ltd.
                  2.625%, 09/30/08                                        23,551
        30,000    Royal Bank of Canada
                  3.875%, 05/04/09 #                                      29,372
                  Royal Bank of Scotland Group PLC
        25,000    5.000%, 11/12/13 #                                      25,238
        75,000    5.000%, 10/01/14                                        75,431

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
        10,000   Royal Bank of Scotland Group PLC Yankee-Dollar
                 4.700%, 07/03/18                                          9,573
                 Royal KPN NV
       100,000   8.000%, 10/01/10                                        113,412
       100,000   8.375%, 10/01/30                                        129,000
       100,000   Santander Central Hispano Issuances
                 7.625%, 09/14/10                                        112,741
                 Scottish Power PLC
        50,000   4.910%, 03/15/10                                         49,971
        25,000   5.810%, 03/15/25                                         25,264
     1,480,000   Standard Chartered Bank
                 8.000%, 05/30/31 (a)                                  1,928,502
        20,000   Stora Enso Oyj
                 7.375%, 05/15/11                                         22,012
        50,000   Sumitomo Mitsui Banking Corp.
                 8.000%, 06/15/12                                         58,167
        25,000   Suncor Energy, Inc. Yankee-Dollar
                 7.150%, 02/01/32                                         30,744
                 Swedish Export Credit Corp.
       100,000   3.500%, 01/15/08                                         97,961
       100,000   4.125%, 10/15/08                                         99,035
                 Telecom Italia Capital
     1,300,000   4.000%, 01/15/10 (a)                                  1,248,279
       170,000   4.950%, 09/30/14 (a)                                    164,514
       285,000   5.250%, 11/15/13                                        282,979
       150,000   5.250%, 10/01/15 #                                      147,394
        50,000   6.000%, 09/30/34 (a)                                     48,997
        50,000   6.375%, 11/15/33                                         51,431
       200,000   Telefonica Europe BV
                 7.750%, 09/15/10                                        225,463
                 Telefonos de Mexico SA
        50,000   4.750%, 01/27/10                                         49,403
       100,000   5.500%, 01/27/15                                         98,349
                 Telus Corp. Yankee-Dollar
        50,000   7.500%, 06/01/07                                         52,213
       100,000   8.000%, 06/01/11                                        114,404
           780   Tembec Industries, Inc.
                 8.500%, 02/01/11                                            509
       100,000   Thomson Corp.
                 5.500%, 08/15/35                                         97,292
        20,000   Trans-Canada Pipelines Ltd. Yankee-Dollar
                 5.600%, 03/31/34                                         20,347
       150,000   TransCanada Pipelines Ltd.
                 4.875%, 01/15/15                                        148,304
                 Tyco International Group SA
       230,000   6.000%, 11/15/13                                        242,970
                 Tyco International Group SA Yankee-Dollar
        25,000   6.125%, 01/15/09 #                                       25,940
     2,020,000   6.375%, 02/15/06 - 10/15/11                           2,109,270
        70,000   6.750%, 02/15/11                                         75,607
     1,200,000   6.875%, 01/15/29                                      1,376,968
       360,000   7.000%, 06/15/28                                        416,097
        30,000   UFJ Finance Aruba AEC
                 6.750%, 07/15/13                                         32,942
                 United Utilities PLC Yankee-Dollar
     2,075,000   4.550%, 06/19/18                                      1,891,350
        50,000   5.375%, 02/01/19                                         49,050
       200,000   Vodafone Group PLC
                 7.750%, 02/15/10                                        223,084
       100,000   Weatherford International, Inc.
                 4.950%, 10/15/13                                         99,150
        15,000   WMC Financial USA Ltd.
                 5.125%, 05/15/13                                         15,166
                 XL Capital Europe PLC
        50,000   5.250%, 09/15/14                                         48,235
        50,000   6.375%, 11/15/24                                         51,137
       100,000   6.500%, 01/15/12                                        105,554
                 Yell Finance BV
       200,000   4.125%, 10/15/14                                        194,044
       200,000   13.500%, 08/01/11 (c)                                   203,000
        25,000   Banque Centrale de Tunisie
                 7.375%, 04/25/12                                         28,250
        50,000   Hellenic Republic Government Bond
                 6.950%, 03/04/08                                         52,713
       300,000   Korea Deposit Insurance
                 2.500%, 12/11/05                                        331,312
       250,000   Malaysia
                 7.500%, 07/15/11                                        283,628
                 Province of British Columbia
        50,000   4.300%, 05/30/13                                         49,014
        50,000   4.625%, 10/03/06 #                                       50,169
                 Province of Manitoba
       500,000   4.250%, 11/20/06                                        499,424
        50,000   4.450%, 04/12/10 #                                       49,910
       200,000   9.625%, 12/01/18                                        289,638
        20,000   Province of Nova Scotia
                 5.750%, 02/27/12                                         21,070
                 Province of Ontario
       100,000   3.125%, 05/02/08 #                                       96,673
        15,000   3.500%, 09/17/07 #                                       14,732
        50,000   3.625%, 10/21/09 #                                       48,409
       100,000   4.500%, 02/03/15 #                                       98,512
                 Province of Quebec
        50,000   4.875%, 05/05/14 #                                       50,512
        50,000   7.500%, 09/15/29                                         66,237
       200,000   Province of Quebec Yankee-Dollar
                 7.125%, 02/09/24                                        248,443
       200,000   Republic of Egypt
                 4.450%, 09/15/15                                        197,426
                 Republic of Chile
        50,000   5.500%, 01/15/13                                         52,095
        20,000   7.125%, 01/11/12                                         22,516
        50,000   Republic of Hungary
                 4.750%, 02/03/15                                         49,338
                 Republic of Italy
       250,000   2.750%, 12/15/06                                        245,378
       100,000   3.250%, 05/15/09 #                                       96,247
        50,000   3.750%, 12/14/07                                         49,277
       500,000   4.000%, 06/16/08 #                                      494,326
       100,000   4.375%, 10/25/06                                        100,006
       250,000   4.375%, 06/15/13 #                                      248,004
       200,000   6.875%, 09/27/23                                        240,687
                 Republic of Korea
        30,000   4.250%, 06/01/13                                         28,733
        50,000   4.875%, 09/22/14 #                                       49,488
       100,000   8.875%, 04/15/08                                        110,681
                 Republic of Poland
        50,000   5.250%, 01/15/14                                         51,438
        25,000   6.250%, 07/03/12                                         27,094
     2,090,000   Russian Federation
                 5.000%, 03/31/30                                      2,401,410
                 South African Republic
        35,000   6.500%, 06/02/14                                         38,238

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                             ----------
       100,000   7.375%, 04/25/12 #                                      112,500
                 State of Israel
       100,000   4.625%, 06/15/13 #                                       96,890
       250,000   5.500%, 12/04/23 - 04/26/24                             267,298
                 United Mexican States
       300,000   4.625%, 10/08/08                                        298,500
       200,000   6.375%, 01/16/13                                        212,800
        30,000   6.625%, 03/03/15                                         32,595
        75,000   6.750%, 09/27/34                                         79,875
     2,206,000   7.500%, 04/08/33 #                                    2,558,960
        50,000   8.000%, 09/24/22 #                                       60,750
        75,000   8.125%, 12/30/19                                         90,938
       540,000   8.300%, 08/15/31                                        675,000
       595,000   8.375%, 01/14/11                                        684,250
        75,000   11.375%, 09/15/16 #                                     110,625
        20,000   11.500%, 05/15/26                                        32,100
                                                                      ----------
                                                                      12,094,109
                                                                      ----------

TOTAL FOREIGN OBLIGATIONS
   (Cost $45,793,374 )                                                48,062,793
                                                                      ----------

U.S. CORPORATE OBLIGATIONS - 32.3%

ASSET BACKED & MORTGAGE BACKED - 10.3%
     1,243,335   AAA Trust 2005-2 A1
                 3.564%, 11/26/35 (a) (b) (d)                          1,242,729
        25,000   African Development Bank
                 3.750%, 01/15/10                                         24,334
       200,000   AmeriCredit Automobile Receivables Trust
                 3.430%, 07/06/11                                        194,308
        41,540   Amortizing Residential Collateral Trust
                 3.740%, 01/01/32 (b) (d)                                 41,829
     2,700,000   ARG Funding Corp. 2005-1A A3
                 4.290%, 04/20/10 (a)                                  2,643,469
       500,000   Banc of America Commercial Mortgage, Inc.
                 2003-2 A4
                 5.061%, 03/11/41                                        501,767
     2,100,000   Banc of America Commercial Mortgage, Inc.
                 2005-3 A4
                 4.668%, 07/10/43                                      2,047,284
       300,000   Banc of America Commercial Mortgage, Inc.
                 2005-5 A4
                 5.115%, 10/10/45                                        301,517
     1,600,000   Bay View Auto Trust
                 3.440%, 04/25/12                                      1,569,608
     1,100,000   Bear Stearns Adjustable Rate Mortgage Trust
                 3.515%, 06/25/34 (b)                                  1,064,955
       694,119   Bear Stearns Asset Backed Securities, Inc.
                 3.910%, 10/27/32                                        697,645
       500,000   Bear Stearns Commercial Mortgage Securities
                 6.460%, 10/15/36                                        539,211
       500,000   Bear Stearns Commercial Mortgage Securities
                 2004-T14 A3
                 4.800%, 01/12/41                                        496,996
       500,000   Bear Stearns Commercial Mortgage Securities
                 2005-PWR7 AAB
                 4.980%, 02/11/41                                        500,194
       134,758   Capital Auto Receivables Asset Trust
                 2.920%, 04/15/08                                        133,651
       100,000   Capital One Multi Asset Execution Trust
                 2.950%, 08/17/09                                         98,461
     2,700,000   Centex Home Equity
                 3.235%, 02/25/32 (c)                                  2,658,613
       133,622   Chase Commercial Mortgage Securities Corp.
                 6.600%, 12/19/29                                        137,609
        25,000   China Development Bank
                 4.750%, 10/08/14                                         24,378
     1,081,986   CIGNA CBO 1996-1 Ltd.
                 6.460%, 11/15/08 (a) (c) (d)                          1,112,422
     2,100,000   CIT Home Equity Loan Trust 2003-1A4
                 3.930%, 03/20/32 (c)                                  2,072,226
                 Citibank Credit Card Issuance Trust
       100,000   2.900%, 05/17/10                                         95,917
       500,000   4.900%, 12/12/16                                        502,779
       180,000   4.950%, 02/09/09                                        180,976
       150,000   5.650%, 06/16/08                                        151,232
       150,000   Comed Transitional Funding Trust
                 5.740%, 12/25/10                                        154,140
       725,307   Commercial Mortgage Acceptance Corp.
                 6.735%, 12/15/30                                        746,878
       725,481   Commercial Mortgage Lease Backed Certificates
                 6.746%, 06/20/31 (a)                                    787,322
       141,661   Conseco Finance
                 5.621%, 07/15/29 (b)                                    141,750
     2,536,017   Countrywide Alternative Loan Trust
                 4.180%, 09/25/35 (b)                                  2,535,434
                 Countrywide Asset-Backed Certificates
        81,754   3.790%, 04/25/32 (b)                                     81,795
        10,064   4.150%, 12/25/32 (b)                                     10,062
       100,000   4.778%, 02/25/36                                         99,998
       100,000   Countrywide Asset-Backed Certificates 2005-7 AF4
                 4.867%, 11/25/35 (b)                                     96,978
     1,459,131   Countrywide Home Loan Mortgage Pass Through Trust
                 4.893%, 02/25/34 (b)                                  1,456,679
                 Countrywide Home Loans, Inc.
     2,539,155   3.750%, 04/25/35 (b) (d)                              2,536,692
     2,651,943   3.760%, 05/25/35 (b) (d)                              2,648,522
     1,400,000   Crimmi Mae Commercial Mortgage Trust
                 7.000%, 06/02/33 (a)                                  1,465,986
                 CS First Boston Mortgage Securities Corp.
       500,000   4.609%, 02/15/38                                        495,280
     2,500,000   4.889%, 11/15/37 (b)                                  2,460,210
     1,550,000   E-Trade RV and Marine Trust
                 3.620%, 10/08/18                                      1,494,358
       116,805   EMC Mortgage Loan Trust
                 3.930%, 05/25/39 (a) (b)                                117,448
       447,804   EQCC Trust
                 3.941%, 11/25/31 (b)                                    448,544
       750,000   Ford Credit Auto Owner Trust 2005-B A4
                 4.290%, 01/15/10                                        746,288
                 GE Capital Commercial Mortgage Corp.
       500,000   5.994%, 12/10/35 (b)                                    520,294
       350,000   6.531%, 05/15/33                                        376,607

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                             ----------
                 GMAC Commercial Mortgage Securities, Inc.
     1,000,000   4.865%, 09/25/34 (b)                                    988,339
        70,000   5.389%, 10/15/38                                         71,427
     1,571,975   6.700%, 05/15/30 - 04/15/34                           1,650,087
       137,546   Green Tree Financial Corp.
                 8.100%, 07/15/26                                         22,642
       200,000   Greenwich Capital Commercial Funding Corp.
                 4.948%, 01/11/35                                        200,171
       118,504   HFC Home Equity Loan Asset Backed Certificates
                 3.880%, 07/20/32 (b)                                    118,597
       400,000   Honda Auto Receivables 2003-4 A4
                 2.790%, 03/16/09                                        391,160
       377,547   Indy Mac Home Equity Loan Asset-Backed Trust
                 3.720%, 03/25/31 (b)                                    377,800
     2,700,000   Irwin Home Equity 2005-1 2A2
                 4.720%, 06/25/35 (c)                                  2,677,137
     2,500,000   JP Morgan Chase & Co.
                 4.625%, 03/15/46                                      2,480,538
                 JP Morgan Chase Commercial Mortgage Securities
                 Corp.
       150,000   4.895%, 09/12/37                                        148,407
     1,100,000   4.918%, 10/15/42                                      1,105,444
     2,500,000   LB-UBS Commercial Mortgage Trust
                 4.858%, 12/15/39 (b)                                  2,458,643
       590,000   MBNA Master Credit Card Trust 2000-L A
                 6.500%, 04/15/10                                        615,084
     1,897,436   Merit Securities Corp.
                 4.981%, 09/28/32 (a) (b)                              1,850,317
     2,225,790   Merrill Lynch Mortgage Investors, Inc.
                 4.505%, 02/25/35 (b)                                  2,198,086
       400,000   Merrill Lynch Mortgage Trust
                 5.236%, 11/12/35                                        405,801
       487,257   Mesa Trust Asset Backed Certificates
                 3.860%, 12/25/31 (a) (b) (d)                            488,387
     1,000,000   Metris Master Trust
                 4.689%, 11/20/09 (b)                                  1,002,086
                 Morgan Stanley Capital I, Inc.
     2,057,386   4.030%, 06/15/38                                      2,024,530
       150,000   4.852%, 06/12/47                                        149,009
     2,030,000   4.989%, 08/13/42                                      2,026,325
       363,593   Morgan Stanley Dean Witter Capital Corp. Heloc
                 Trust 2005-1 A
                 3.650%, 07/25/17 (b)                                    363,616
                 Morgan Stanley Dean Witter Capital I
       150,000   4.050%, 01/13/41                                        145,580
       130,931   5.160%, 12/15/35                                        131,759
       725,013   Nationslink Funding Corp.
                 6.867%, 01/22/26                                        767,657
                 Nomura Asset Securities Corp.
     2,220,000   6.590%, 03/15/30                                      2,318,227
     1,020,000   7.120%, 04/13/39                                      1,032,292
     1,000,000   Nordstrom Private Label Credit Card Master Note
                 Trust
                 4.820%, 04/15/10 (a)                                  1,003,107
                 Oakwood Mortgage Investors, Inc.
     4,020,000   6.000%, 05/15/08 (d)                                    472,832
     1,658,813   6.000%, 08/15/10                                        290,292
       350,000   PNC Mortgage Acceptance Corp.
                 6.360%, 03/12/34                                        373,343
       795,940   Provident Bank Home Equity Loan Trust
                 3.730%, 08/25/31 (b)                                    797,020
       871,777   Provident Funding Mortgage Loan Trust
                 3.799%, 08/25/33 (b)                                    856,766
     1,667,601   Residential Accredit Loans, Inc. 2005-QA7 A21
                 4.856%, 07/25/35                                      1,666,559
                 Residential Asset Mortgage Products, Inc.
       221,035   4.546%, 10/25/32 (d)                                    222,662
       257,947   6.553%, 03/25/33 (c) (d)                                258,295
                 Residential Asset Securities Corp.
       384,814   3.760%, 04/25/33 (b)                                    385,528
        96,561   6.320%, 04/25/30                                         96,320
        22,778   Sail Net Interest Margin Notes
                 7.750%, 04/27/33 (a)                                     23,105
     2,700,000   Susquehanna Auto Lease Trust 2005-1 A3
                 4.430%, 06/16/08 (a)                                  2,694,094
     3,707,317   TRAINS HY Series 2005-1
                 7.651%, 06/15/15 (a) (b)                              3,776,829
       371,271   UCFC Home Equity Loan
                 6.905%, 04/15/30                                        374,272
     1,299,064   Wachovia Asset Securitization, Inc.
                 3.830%, 09/27/32 (b)                                  1,300,969
       150,000   Wachovia Bank Commercial Mortgage Trust
                 4.748%, 02/15/41                                        146,895
     6,115,893   Washington Mutual, Inc.
                 2005-AR11 A1A
                 4.150%, 08/25/45 (b) (d)                              6,115,098
     1,914,471   Washington Mutual, Inc. 2005-AR6 2A1A
                 3.355%, 04/25/45 (b) (d)                              1,907,900
     3,037,942   Washington Mutual, Inc. 2005-AR9 A1A
                 4.155%, 07/25/45 (b) (d)                              3,040,403
     2,500,000   Wells Fargo Mortgage Backed
                 Securities Trust 2004-N A2
                 3.599%, 08/25/34 (b)                                  2,490,596
     1,185,627   Wells Fargo Mortgage Backed
                 Securities Trust 2005-AR4 2A2
                 4.541%, 04/25/35 (b)                                  1,166,601
       150,000   WFS Financial Owner Trust
                 2.740%, 09/20/10                                        148,360
                                                                      ----------
                                                                      96,272,369
                                                                      ----------

CORPORATE BONDS & NOTES - 22.0%
       100,000   Abbey National Capital Trust I
                 8.963%, 12/29/49 (b)                                    139,262
                 Abbott Laboratories
        10,000   3.500%, 02/17/09 #                                        9,669
       100,000   3.750%, 03/15/11                                         95,397
        25,000   Ace INA Holdings, Inc.
                 5.875%, 06/15/14                                         25,432
       275,000   Aes Corp.
                 9.375%, 09/15/10                                        303,187

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
        20,000   AGL Capital Corp.
                 6.000%, 10/01/34                                         20,276
        69,885   Ahold Lease USA, Inc.
                 7.820%, 01/02/20                                         75,826
                 Alabama Power Co.
        25,000   3.125%, 05/01/08                                         24,097
        25,000   3.500%, 11/15/07                                         24,445
                 Alamosa Delaware, Inc.
        38,000   11.000%, 07/31/10                                        42,845
        84,000   12.000%, 07/31/09 (c)                                    93,030
                 Albertson's, Inc.
       100,000   7.500%, 02/15/11                                         98,200
        20,000   8.000%, 05/01/31                                         18,212
       450,000   Alcoa, Inc.
                 7.375%, 08/01/10                                        500,539
       125,000   Alliant Techsystems, Inc.
                 8.500%, 05/15/11                                        131,562
       100,000   Allied Security Escrow Corp.
                 11.375%, 07/15/11                                        99,250
                 Allied Waste NA, Inc.
        50,000   7.250%, 03/15/15 # (a)                                   49,250
        75,000   7.375%, 04/15/14 #                                       70,500
        75,000   8.500%, 12/01/08                                         78,187
        83,000   9.250%, 09/01/12                                         89,847
                 Allstate Corp.
        50,000   5.000%, 08/15/14 #                                       49,483
        75,000   5.350%, 06/01/33                                         70,078
       100,000   5.375%, 12/01/06                                        100,819
        50,000   Allstate Life Global Funding
                 3.500%, 07/30/07                                         48,952
        30,000   Allstate Life Global Funding Trust I
                 4.500%, 05/29/09 #                                       29,768
                 ALLTEL Corp.
        35,000   7.000%, 07/01/12                                         38,900
        50,000   7.875%, 07/01/32                                         61,863
                 Altria Group, Inc.
        25,000   5.625%, 11/04/08 #                                       25,634
        40,000   7.000%, 11/04/13                                         43,783
        40,000   7.200%, 02/01/07                                         41,146
                 Amerada Hess Corp.
        50,000   6.650%, 08/15/11                                         54,025
     1,110,000   7.300%, 08/15/31                                      1,294,984
        30,000   American Express Centurion Bank
                 4.375%, 07/30/09                                         29,674
                 American Express Co.
        20,000   3.750%, 11/20/07                                         19,681
        50,000   4.750%, 06/17/09                                         50,126
       100,000   American Express Credit Corp.
                 3.000%, 05/16/08                                         96,336
                 American General Finance Corp.
       125,000   2.750%, 06/15/08                                        118,733
       100,000   3.875%, 10/01/09                                         96,433
        50,000   American Re Corp.
                 7.450%, 12/15/26                                         55,732
       115,000   American Tower Escrow Corp.
                 0.0%, 08/01/08 (e)                                       88,550
       100,000   Ameripath, Inc.
                 10.500%, 04/01/13                                       104,000
           780   AmerisourceBergen Corp.
                 7.250%, 11/15/12                                            903
       100,000   Amgen, Inc.
                 4.850%, 11/18/14                                        100,068
                 Amkor Technology, Inc.
        75,000   7.125%, 03/15/11 #                                       64,687
        48,780   7.750%, 05/15/13 #                                       41,707
       100,000   9.250%, 02/15/08 #                                       93,750
        50,000   10.500%, 05/01/09 #                                      42,500
        50,000   AmSouth Bank NA
                 4.850%, 04/01/13                                         49,613
       125,000   Anchor Glass Container Corp.
                 11.000%, 02/15/13                                        80,000
       100,000   Anheuser-Busch Cos., Inc.
                 9.000%, 12/01/09                                        116,338
        25,000   Anthem, Inc.
                 6.800%, 08/01/12                                         27,571
                 AOL Time Warner, Inc.
       200,000   6.750%, 04/15/11                                        214,784
     1,395,000   7.625%, 04/15/31                                      1,634,284
       935,000   7.700%, 05/01/32                                      1,106,969
        25,000   Apache Corp.
                 6.250%, 04/15/12                                         27,169
                 Appalachian Power Co.
       100,000   5.000%, 06/01/17                                         97,172
        50,000   5.800%, 10/01/35                                         49,515
        50,000   Applica, Inc.
                 10.000%, 07/31/08 #                                      47,000
        18,182   Applied Extrusion Technologies, Inc.
                 12.000%, 03/15/12 #(a)                                   18,159
       100,000   Aramark Services, Inc.
                 7.000%, 05/01/07                                        102,983
        20,000   Arch Capital Group Ltd.
                 7.350%, 05/01/34                                         21,327
       150,000   Archer-Daniels-Midland
                 7.500%, 03/15/27                                        186,184
        50,000   Archstone-Smith Operating Trust REIT
                 3.000%, 06/15/08                                         47,625
                 Arizona Public Service
        25,000   5.800%, 06/30/14                                         26,187
        50,000   6.500%, 03/01/12                                         54,270
       270,000   ASIF Global Financing
                 4.900%, 01/17/13 (a)                                    265,068
       100,000   Associated Materials, Inc.
                 11.250%, 03/01/14 (c)                                    50,000
     1,554,000   AT&T Broadband
                 8.375%, 03/15/13                                      1,838,643
                 AT&T Wireless Services, Inc.
       200,000   7.875%, 03/01/11                                        227,699
     1,000,000   8.750%, 03/01/31                                      1,349,798
        30,000   Atmos Energy Corp.
                 5.125%, 01/15/13                                         29,741
                 Autozone, Inc.
        50,000   5.500%, 11/15/15                                         47,830
        20,000   5.875%, 10/15/12 #                                       19,991
        50,000   AvalonBay Communities, Inc. REIT
                 6.125%, 11/01/12                                         52,575
        20,000   Avon Products, Inc.
                 4.200%, 07/15/18                                         18,324
                 Bank of America Corp.
        50,000   3.375%, 02/17/09                                         48,051
        50,000   3.875%, 01/15/08                                         49,265
        50,000   4.750%, 10/15/06                                         50,141
       500,000   4.750%, 08/15/13 #                                      493,640
       100,000   5.125%, 11/15/14                                        101,110
        25,000   5.375%, 06/15/14                                         25,753

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
       200,000   6.800%, 03/15/28                                        231,286
     2,250,000   7.400%, 01/15/11                                      2,512,717
        50,000   Bank of America Corp. Capital Trust VI
                 5.625%, 03/08/35                                         48,701
                 Bank of New York Co., Inc.
        50,000   3.900%, 09/01/07                                         49,433
        10,000   5.200%, 07/01/07                                         10,103
       300,000   Bank One Corp.
                 7.875%, 08/01/10                                        338,864
       100,000   Banque Paribas-NY
                 6.875%, 03/01/09                                        106,623
        25,000   Barrick Gold Finance Co.
                 4.875%, 11/15/14                                         24,397
                 BB&T Corp.
        50,000   4.750%, 10/01/12                                         49,561
       100,000   5.250%, 11/01/19                                        100,555
       114,000   BCP Crystal US Holdings Corp.
                 9.625%, 06/15/14                                        126,825
                 Bear Stearns Cos., Inc.
        25,000   2.875%, 07/02/08                                         23,869
        75,000   4.500%, 10/28/10 #                                       73,850
        10,000   4.650%, 07/02/18                                          9,449
       250,000   5.700%, 01/15/07 - 11/15/14                             255,199
                 BellSouth Corp.
        50,000   4.200%, 09/15/09                                         49,031
       240,000   4.750%, 11/15/12 #                                      236,744
       200,000   5.000%, 10/15/06                                        200,961
        50,000   5.200%, 09/15/14                                         50,183
       150,000   6.000%, 11/15/34                                        150,627
        25,000   6.550%, 06/15/34                                         26,872
       200,000   Bellsouth Telecommunications
                 6.375%, 06/01/28                                        208,976
                 Berkshire Hathaway Finance Corp.
        50,000   3.375%, 10/15/08                                         48,267
       100,000   4.125%, 01/15/10                                         97,926
        75,000   5.100%, 07/15/14                                         75,480
       200,000   Berry Plastics Corp.
                 10.750%, 07/15/12                                       215,000
        15,000   Black & Decker Corp.
                 4.750%, 11/01/14                                         14,506
        50,000   Blount, Inc.
                 8.875%, 08/01/12                                         53,250
        75,000   Blue Ridge Paper Products, Inc.
                 9.500%, 12/15/08                                         70,125
                 Boeing Capital Corp.
        65,000   5.800%, 01/15/13                                         68,674
        70,000   6.500%, 02/15/12                                         76,281
        25,000   Boise Cascade LLC
                 7.125%, 10/15/14                                         23,688
        50,000   Borden US Finance Corp.
                 9.000%, 07/15/14 (a)                                     50,750
     1,325,000   Boston Properties, Inc. REIT
                 6.250%, 01/15/13                                      1,404,157
                 Boston Scientific Corp.
        25,000   4.250%, 01/12/11                                         24,126
        25,000   5.125%, 01/12/17                                         24,777
        25,000   5.450%, 06/15/14                                         25,431
       100,000   Bottling Group LLC
                 4.625%, 11/15/12                                         98,855
       125,000   Bowater, Inc.
                 9.500%, 10/15/12                                        134,375
       150,000   Boyd Gaming Corp.
                 6.750%, 04/15/14                                        150,562
       100,000   Brand Services, Inc.
                 12.000%, 10/15/12                                       106,000
                 Brandywine Operating Partnership LP REIT
        15,000   4.500%, 11/01/09                                         14,615
        15,000   5.400%, 11/01/14                                         14,826
       190,000   Bristol-Myers Squibb Co.
                 5.750%, 10/01/11                                        199,297
       120,000   Brown-Forman Corp.
                 3.000%, 03/15/08                                        115,336
                 Buckeye Partners
        25,000   4.625%, 07/15/13                                         23,935
        15,000   5.300%, 10/15/14                                         14,947
                 Buckeye Technologies, Inc.
        25,000   8.000%, 10/15/10 #                                       23,750
        50,000   8.500%, 10/01/13                                         50,750
       100,000   9.250%, 09/15/08 #                                      100,000
                 Bunge Ltd Finance Corp.
       100,000   5.100%, 07/15/15 (a)                                     98,159
        15,000   5.875%, 05/15/13                                         15,653
                 Burlington Northern Santa Fe Corp.
        50,000   4.875%, 01/15/15                                         49,354
       100,000   7.000%, 12/15/25                                        116,927
       175,000   7.125%, 12/15/10                                        193,508
       175,000   Cablevision Systems Corp.
                 7.890%, 04/01/09 (b)                                    179,375
       125,000   Cadmus Communications Corp.
                 8.375%, 06/15/14                                        129,062
        50,000   Caesars Entertainment, Inc.
                 7.500%, 09/01/09                                         54,030
                 Calpine Corp.
       125,000   7.875%, 04/01/08 #                                       73,750
       175,000   8.500%, 07/15/10 (a)                                    125,125
        40,000   8.750%, 07/15/13 # (a)                                   28,300
        75,000   Campbell Soup Co.
                 5.000%, 12/03/12                                         75,404
                 Capital One Bank
        50,000   4.875%, 05/15/08                                         50,040
        25,000   5.000%, 06/15/09                                         25,116
        10,000   5.125%, 02/15/14                                          9,852
     1,350,000   5.750%, 09/15/10                                      1,394,771
        25,000   6.500%, 06/13/13                                         26,818
                 Capital One Financial Corp.
        50,000   5.250%, 02/21/17                                         48,790
        25,000   6.250%, 11/15/13 #                                       26,448
                 Cardinal Health, Inc.
        10,000   4.000%, 06/15/15                                          9,024
        50,000   6.750%, 02/15/11                                         53,666
       125,000   Carrols Corp.
                 9.000%, 01/15/13 #(a)                                   126,875
        25,000   Case New Holland, Inc.
                 9.250%, 08/01/11                                         26,438
                 Caterpillar Financial Services Corp.
       100,000   2.700%, 07/15/08                                         95,068
        50,000   3.100%, 05/15/07                                         48,919
        10,000   3.700%, 08/15/08                                          9,758
       100,000   4.300%, 06/01/10                                         98,505
       150,000   Caterpillar, Inc.
                 6.950%, 05/01/42                                        184,657
       125,000   CBD Media Holdings LLC
                 9.250%, 07/15/12 #                                      127,187
                 CCH I Holdings LLC
       300,000   11.750%, 05/15/14 (a) (c)                               214,565
       100,000   12.125%, 01/15/15 (a) (c)                                63,500

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
       124,500   CCH I LLC
                 11.000%, 10/01/15 (a)                                   121,387
       150,000   Cendant Corp.
                 7.375%, 01/15/13 #                                      163,988
        50,000   Centerpoint Energy Houston
                 5.750%, 01/15/14                                         51,731
       100,000   Centex Corp.
                 5.125%, 10/01/13                                         96,288
        40,000   CenturyTel, Inc.
                 7.875%, 08/15/12                                         44,860
        25,000   Cenveo Corp.
                 7.875%, 12/01/13                                         24,125
                 Charter Communications Holdings, LLC
        75,000   8.625%, 04/01/09                                         44,881
       380,000   11.750%, 01/15/10 # (c)                                 334,400
       300,000   11.750%, 05/15/11 (c)                                   214,500
        50,000   Charter One Bank FSB
                 6.375%, 05/15/12                                         54,241
                 Chesapeake Energy Corp.
       125,000   6.250%, 01/15/18                                        122,500
       225,000   6.375%, 06/15/15                                        226,125
       100,000   ChevronTexaco Capital Co.
                 3.500%, 09/17/07                                         98,230
        30,000   Cincinnati Financial Corp.
                 6.125%, 11/01/34                                         31,145
        20,000   Cincinnati Gas & Electric
                 5.700%, 09/15/12                                         20,743
       200,000   Cinemark, Inc.
                 9.750%, 03/15/14 (c)                                    140,000
                 Cingular Wireless LLC
        30,000   5.625%, 12/15/06                                         30,363
        30,000   6.500%, 12/15/11                                         32,505
                 CIT Group, Inc.
       150,000   3.650%, 11/23/07                                        146,963
        50,000   3.875%, 11/03/08                                         48,737
        20,000   4.125%, 11/03/09                                         19,511
       100,000   4.250%, 02/01/10                                         97,639
       100,000   4.750%, 08/15/08                                        100,028
        75,000   5.125%, 09/30/14                                         74,707
        75,000   7.375%, 04/02/07                                         77,989
     1,600,000   7.750%, 04/02/12                                      1,834,128
                 Clear Channel Communications, Inc.
       240,000   4.250%, 05/15/09                                        231,468
        25,000   4.500%, 01/15/10 #                                       24,016
        50,000   4.625%, 01/15/08                                         49,493
        25,000   5.000%, 03/15/12                                         23,900
        50,000   5.500%, 12/15/16 #                                       47,401
        20,000   5.750%, 01/15/13                                         19,790
        80,000   6.000%, 11/01/06                                         81,150
        10,000   Cleveland Electric Illuminating Co.
                 5.650%, 12/15/13                                         10,244
        45,000   Clorox Co.
                 5.000%, 01/15/15                                         45,129
                 Coca-Cola Enterprises, Inc.
        25,000   4.250%, 09/15/10 #                                       24,573
       300,000   8.500%, 02/01/22                                        394,940
        50,000   Collins & Aikman Floor Cover
                 9.750%, 02/15/10                                         48,250
       100,000   Colonial Realty LP
                 5.500%, 10/01/15                                         98,268
       170,000   Comcast Cable Communications
                 6.375%, 01/30/06                                        171,113
                 Comcast Corp.
       100,000   4.950%, 06/15/16                                         95,761
       100,000   7.050%, 03/15/33                                        111,295
        50,000   Commerce Group, Inc.
                 5.950%, 12/09/13                                         51,032
        75,000   Community Health Systems, Inc.
                 6.500%, 12/15/12                                         75,187
       100,000   Compass Minerals Group, Inc.
                 10.000%, 08/15/11                                       108,500
       275,000   ConAgra Foods, Inc.
                 6.750%, 09/15/11                                        295,699
     1,015,000   Conoco, Inc.
                 6.950%, 04/15/29 #                                    1,235,545
                 ConocoPhillips
       810,000   4.750%, 10/15/12 #                                      813,251
       150,000   8.750%, 05/25/10                                        175,383
                 Consolidated Edison Co. of New York
        50,000   4.700%, 06/15/09 #                                       50,091
        70,000   6.450%, 12/01/07                                         72,581
                 Constellation Energy Group, Inc.
        75,000   6.350%, 04/01/07                                         76,689
        15,000   7.600%, 04/01/32                                         18,075
                 Consumers Energy Co.
        20,000   4.000%, 05/15/10                                         19,229
        25,000   4.250%, 04/15/08                                         24,642
        50,000   5.150%, 02/15/17                                         49,287
        25,000   5.375%, 04/15/13                                         25,272
        25,000   5.500%, 08/15/16                                         25,411
                 Continental Airlines, Inc.
        30,893   6.541%, 09/15/08                                         29,109
       452,683   6.545%, 02/02/19                                        443,864
        25,000   7.250%, 11/01/05                                         24,925
        30,000   Coors Brewing Co.
                 6.375%, 05/15/12                                         31,786
        75,000   Corrections Corp. of America
                 6.250%, 03/15/13                                         74,250
        25,000   Costco Wholesale Corp.
                 5.500%, 03/15/07                                         25,303
     2,100,000   Countrywide Funding Corp.
                 4.000%, 03/22/11                                      1,994,971
                 Countrywide Home Loans, Inc.
       100,000   4.125%, 09/15/09                                         97,114
        25,000   4.250%, 12/19/07                                         24,757
                 COX Communications, Inc.
       100,000   4.625%, 01/15/10                                         97,775
       220,000   7.125%, 10/01/12                                        239,313
                 Credit Suisse First Boston USA, Inc.
       100,000   4.700%, 06/01/09                                         99,840
       200,000   4.875%, 08/15/10 - 01/15/15                             198,124
       100,000   5.125%, 08/15/15                                         99,641
       400,000   5.750%, 04/15/07 #                                      407,014
       150,000   6.125%, 11/15/11                                        159,360
       100,000   7.125%, 07/15/32                                        121,014
                 CSC Holdings, Inc.
        50,000   8.125%, 07/15/09 #                                       50,375
        50,000   8.125%, 08/15/09                                         50,375
        50,000   CSK Auto, Inc.
                 7.000%, 01/15/14                                         46,750
       100,000   CSX Corp.
                 7.950%, 05/01/27                                        128,167
                 CVS Corp.
        25,000   3.875%, 11/01/07                                         24,607
        40,000   4.000%, 09/15/09                                         38,888

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
       150,000   4.875%, 09/15/14 #                                      146,858
                 DaimlerChrysler NA Holding Corp.
     1,690,000   4.050%, 06/04/08 #                                    1,650,378
       200,000   4.875%, 06/15/10                                        196,004
        40,000   6.500%, 11/15/13                                         42,291
       190,000   7.200%, 09/01/09 #                                      202,699
        90,000   7.300%, 01/15/12 #                                       97,738
       600,000   7.750%, 01/18/11 #                                      664,542
        75,000   DaVita, Inc.
                 7.250%, 03/15/15                                         76,031
        20,000   Dayton Power & Light Co.
                 5.125%, 10/01/13                                         20,126
        30,000   Deere & Co.
                 6.950%, 04/25/14 #                                       34,187
       100,000   DEL Laboratories, Inc.
                 8.000%, 02/01/12                                         82,250
       125,000   Del Monte Corp.
                 8.625%, 12/15/12                                        134,375
       100,000   Delphi Corp.
                 6.500%, 08/15/13 #                                       67,000
                 Delta Air Lines, Inc.
        25,000   6.417%, 07/02/12                                         25,237
       851,528   6.718%, 01/02/23                                        872,069
                 Deluxe Corp.
        20,000   3.500%, 10/01/07                                         19,402
        20,000   5.000%, 12/15/12                                         18,989
        20,000   5.125%, 10/01/14                                         18,758
                 Deutsche Bank Financial, Inc.
        50,000   6.700%, 12/13/06                                         51,198
        50,000   7.500%, 04/25/09                                         54,456
       620,000   Devon Energy Corp.
                 7.950%, 04/15/32                                        790,333
     1,075,000   Devon Financing Corp. ULC
                 6.875%, 09/30/11                                      1,181,659
        50,000   Dex Media East LLC/Dex Media East Finance Co.
                 9.875%, 11/15/09                                         54,375
       175,000   Dex Media LLC
                 9.000%, 11/15/13 #(c)                                   137,812
        98,000   Dex Media West LLC
                 9.875%, 08/15/13                                        108,167
        75,000   Dex Media, Inc.
                 9.000%, 11/15/13 (c)                                     59,062
        25,000   Diamond Offshore Drilling, Inc.
                 5.150%, 09/01/14                                         24,963
                 Direct TV Holdings
       125,000   6.375%, 06/15/15 (a)                                    124,062
        98,000   8.375%, 03/15/13                                        106,942
       175,000   Doane Pet Care Co.
                 10.750%, 03/01/10                                       190,750
                 Dominion Resources, Inc.
       130,000   4.125%, 02/15/08                                        128,202
        50,000   4.750%, 12/15/10                                         49,444
       220,000   5.125%, 12/15/09                                        221,890
        65,000   5.250%, 08/01/33                                         64,611
       230,000   5.700%, 09/17/12 #                                      237,332
        15,000   6.750%, 12/15/32                                         16,457
       100,000   7.195%, 09/15/14                                        112,386
       200,000   Dow Chemical Co.
                 6.125%, 02/01/11                                        213,136
        44,000   Dresser-Rand Group, Inc.
                 7.375%, 11/01/14 (a)                                     45,650
       125,000   DRS Technologies, Inc.
                 6.875%, 11/01/13                                        120,625
                 Duke Capital Corp.
       100,000   6.250%, 02/15/13 #                                      105,184
        50,000   6.750%, 02/15/32                                         54,552
                 Duke Energy Corp.
     1,200,000   4.200%, 10/01/08                                      1,181,509
       100,000   5.300%, 10/01/15                                        102,115
       140,000   5.625%, 11/30/12 #                                      144,535
        80,000   6.250%, 01/15/12                                         85,111
        50,000   Duke Energy Field Services LLC
                 7.875%, 08/16/10                                         56,217
        25,000   Duke Realty LP
                 5.400%, 08/15/14                                         25,273
                 Dynegy Holdings, Inc.
     3,210,000   8.750%, 02/15/12 #                                    3,482,850
       300,000   9.875%, 07/15/10 (a)                                    327,000
        75,000   10.125%, 07/15/13 (a)                                    83,625
                 E.I. Du Pont de Nemours
        50,000   4.125%, 04/30/10                                         48,969
        30,000   4.875%, 04/30/14                                         30,114
                 Eastman Kodak Co.
       370,000   6.375%, 06/15/06 #                                      371,258
       810,000   7.250%, 11/15/13                                        768,251
       275,000   Echostar DBS Corp.
                 6.625%, 10/01/14                                        272,250
       250,000   Edison Mission Energy
                 9.875%, 04/15/11                                        296,250
                 El Paso Corp.
       660,000   7.750%, 01/15/32 #                                      664,950
       690,000   7.800%, 08/01/31                                        691,725
       350,000   7.875%, 06/15/12                                        362,250
       220,000   El Paso Natural Gas
                 8.375%, 06/15/32                                        249,885
                 Electronic Data Systems Corp.
        75,000   6.500%, 08/01/13 (c)                                     76,828
     1,695,000   7.125%, 10/15/09                                      1,815,340
       125,000   Emerson Electric Co.
                 4.500%, 05/01/13                                        122,334
        75,000   Emmis Communications Corp.
                 9.745%, 06/15/12 (b)                                     75,562
        30,000   Energy East Corp.
                 6.750%, 06/15/12                                         32,778
     1,875,000   Entergy Gulf States, Inc.
                 6.200%, 07/01/33                                      1,753,944
       100,000   Enterprise Products Operating LP
                 6.375%, 02/01/13                                        104,856
                 EOP Operating LP
        50,000   4.650%, 10/01/10                                         49,170
       200,000   7.750%, 11/15/07                                        211,728
        50,000   7.875%, 07/15/31                                         60,479
        20,000   Equifax, Inc.
                 4.950%, 11/01/07                                         20,149
       125,000   Equinox Holdings, Inc.
                 9.000%, 12/15/09 #                                      128,281
                 ERP Operating LP
        25,000   4.750%, 06/15/09                                         24,802
        50,000   5.250%, 09/15/14                                         50,325
       100,000   Ethyl Corp.
                 8.875%, 05/01/10                                        104,875
       150,000   Exco Resources, Inc.
                 7.250%, 01/15/11                                        155,250

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
                 Exelon Corp.
        50,000   4.450%, 06/15/10                                         48,404
       100,000   5.625%, 06/15/35                                         91,988
       200,000   Exelon Generation Co. LLC
                 6.950%, 06/15/11                                        218,129
       125,000   Extendicare Health Services, Inc.
                 9.500%, 07/01/10                                        133,125
        85,000   Federated Department Stores
                 6.625%, 04/01/11                                         91,432
                 Fedex Corp.
        25,000   2.650%, 04/01/07                                         24,296
        25,000   3.500%, 04/01/09                                         24,022
       100,000   Felcor Lodging LP REIT
                 8.500%, 06/01/11                                        108,750
                 Fifth Third Bancorp
        25,000   4.500%, 06/01/18                                         23,417
       100,000   4.750%, 02/23/10 #                                       98,168
                 Financing Corp. Fico
       800,000   0.0%, 11/30/17 (e)                                      447,914
       400,000   8.600%, 09/26/19                                        549,538
        75,000   Finlay Fine Jewelry Corp.
                 8.375%, 06/01/12 #                                       63,469
                 First Data Corp.
       150,000   3.375%, 08/01/08                                        145,004
        60,000   3.900%, 10/01/09                                         58,441
       150,000   4.950%, 06/15/15                                        148,840
       200,000   First Union Institutional Capital I
                 8.040%, 12/01/26                                        213,971
     1,416,911   First Union-Lehman
                 Brothers-Bank of America
                 6.560%, 11/18/35                                      1,470,048
                 FirstEnergy Corp.
       720,000   5.500%, 11/15/06                                        726,087
       100,000   6.450%, 11/15/11                                        106,476
     1,230,000   7.375%, 11/15/31                                      1,442,628
                 Florida Power & Light Co.
        75,000   4.950%, 06/01/35                                         69,521
       100,000   5.400%, 09/01/35                                         98,984
     1,390,000   5.625%, 04/01/34 #                                    1,417,065
                 Florida Power Corp.
        50,000   4.500%, 06/01/10                                         49,288
        50,000   4.800%, 03/01/13                                         49,422
       125,000   FMC Corp.
                 7.750%, 07/01/11                                        136,250
                 Ford Motor Co.
        75,000   6.625%, 10/01/28                                         54,187
     1,580,000   7.450%, 07/16/31 #                                    1,232,400
        40,000   8.900%, 01/15/32                                         33,700
                 Ford Motor Credit Co.
       400,000   5.700%, 01/15/10 #                                      363,364
       250,000   5.800%, 01/12/09                                        233,270
     1,510,000   6.625%, 06/16/08 #                                    1,475,839
       450,000   7.000%, 10/01/13 #                                      417,311
       980,000   7.250%, 10/25/11 #                                      930,200
     5,280,000   7.375%, 10/28/09 - 02/01/11                           5,086,417
     1,880,000   7.875%, 06/15/10 #                                    1,829,447
        25,000   Fortune Brands, Inc.
                 4.875%, 12/01/13                                         24,529
        20,000   Franklin Resources, Inc.
                 3.700%, 04/15/08                                         19,535
        75,000   Friendly Ice Cream Corp.
                 8.375%, 06/15/12 #                                       70,875
        15,000   Fund American Cos., Inc.
                 5.875%, 05/15/13                                         15,003
                 Gannett Co., Inc.
       200,000   4.125%, 06/15/08 #                                      197,532
        25,000   5.500%, 04/01/07 #                                       25,345
        10,000   6.375%, 04/01/12 #                                       10,806
                 Genentech, Inc.
        50,000   4.400%, 07/15/10 (a)                                     49,425
       100,000   4.750%, 07/15/15 (a)                                     98,078
                 General Dynamics Corp.
        50,000   3.000%, 05/15/08                                         48,033
        50,000   4.250%, 05/15/13                                         48,289
        25,000   4.500%, 08/15/10                                         24,837
        25,000   5.625%, 08/15/15 #                                       25,958
                 General Electric Capital Corp.
        50,000   3.125%, 04/01/09 #                                       47,540
       250,000   3.500%, 12/05/07 - 05/01/08                             244,481
       300,000   4.250%, 01/15/08 - 06/15/12                             295,064
       150,000   4.375%, 11/21/11 #                                      146,877
       350,000   4.750%, 09/15/14 #                                      346,100
       325,000   5.450%, 01/15/13 #                                      336,455
       150,000   6.750%, 03/15/32                                        176,434
       500,000   7.375%, 01/19/10                                        551,767
       800,000   General Electric Co.
                 5.000%, 02/01/13                                        806,650
                 General Mills, Inc.
        50,000   2.625%, 10/24/06                                         48,836
        50,000   5.125%, 02/15/07                                         50,262
        50,000   6.000%, 02/15/12                                         52,957
                 General Motors Acceptance Corp.
     1,005,000   5.625%, 05/15/09                                        921,352
     1,310,000   6.125%, 02/01/07 - 08/28/07 #                         1,295,201
       420,000   6.150%, 04/05/07                                        416,800
       325,000   6.750%, 12/01/14 #                                      282,699
     1,725,000   6.875%, 09/15/11                                      1,569,082
        25,000   7.250%, 03/02/11                                         23,247
       450,000   7.750%, 01/19/10 #                                      436,188
        45,000   8.000%, 11/01/31                                         39,293
                 General Motors Corp.
        50,000   8.250%, 07/15/23 #                                       38,875
     1,485,000   8.375%, 07/15/33 #                                    1,158,300
       125,000   General Nutrition Centers, Inc.
                 8.500%, 12/01/10 #                                      106,562
       150,000   Genesis HealthCare Corp.
                 8.000%, 10/15/13                                        161,625
                 Genworth Financial, Inc.
        20,000   5.750%, 06/15/14                                         20,958
        10,000   6.500%, 06/15/34                                         11,142
        25,000   Georgia Power Co.
                 4.875%, 07/15/07                                         25,108
                 Gillette Co.
        50,000   2.500%, 06/01/08                                         47,558
        10,000   3.800%, 09/15/09                                          9,735
        20,000   GlaxoSmithKline Capital, Inc.
                 5.375%, 04/15/34                                         20,249
       125,000   Global Cash Access LLC
                 8.750%, 03/15/12                                        134,375
        80,000   Goldman Sachs Capital I
                 6.345%, 02/15/34                                         83,354
                 Goldman Sachs Group, Inc.
       100,000   4.125%, 01/15/08                                         98,990
        50,000   4.750%, 07/15/13                                         48,858
       100,000   5.000%, 10/01/14                                         98,859
       250,000   5.150%, 01/15/14                                        250,334

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
       100,000   6.125%, 02/15/33                                        104,088
       400,000   6.875%, 01/15/11                                        435,356
                 Goodrich Corp.
       555,000   7.500%, 04/15/08                                        586,675
        25,000   7.625%, 12/15/12                                         28,677
        50,000   Graphic Packaging International Corp.
                 9.500%, 08/15/13 #                                       47,000
        25,000   Greenpoint Financial Corp.
                 3.200%, 06/06/08                                         24,056
                 GTE Corp.
       100,000   6.940%, 04/15/28                                        109,315
        48,000   7.510%, 04/01/09                                         52,062
       100,000   GTE North, Inc.
                 5.650%, 11/15/08 #                                      101,604
        50,000   Halliburton Co.
                 5.500%, 10/15/10                                         51,633
                 Hanover Compressor Co.
       125,000   0.0%, 03/31/07 (e)                                      112,500
       150,000   8.625%, 12/15/10                                        161,625
                 Harrah's Operating Co., Inc.
        25,000   5.375%, 12/15/13                                         24,664
        75,000   5.500%, 07/01/10                                         75,708
       100,000   5.625%, 06/01/15 (a)                                     98,856
        50,000   Harris Corp.
                 5.000%, 10/01/15                                         49,303
                 Hartford Financial Services Group, Inc.
        15,000   4.625%, 07/15/13 #                                       14,522
        40,000   4.700%, 09/01/07                                         39,894
        20,000   Hartford Life, Inc.
                 7.375%, 03/01/31                                         24,250
                 HCA, Inc.
     1,000,000   5.750%, 03/15/14                                        953,172
        50,000   6.375%, 01/15/15                                         49,468
       250,000   7.050%, 12/01/27                                        236,128
        20,000   Health Care, Inc. REIT
                 6.000%, 11/15/13                                         20,120
        15,000   Healthcare Realty Trust, Inc.
                 5.125%, 04/01/14                                         14,440
       125,000   Herbst Gaming, Inc.
                 8.125%, 06/01/12                                        130,625
                 Hertz Corp.
        20,000   4.700%, 10/02/06                                         19,784
        50,000   6.350%, 06/15/10                                         47,281
        50,000   6.900%, 08/15/14                                         46,310
        25,000   7.625%, 06/01/12                                         24,003
        30,000   Hewlett-Packard Co.
                 5.500%, 07/01/07                                         30,459
        25,000   Hillenbrand Industries, Inc.
                 4.500%, 06/15/09                                         24,610
        65,000   Hilton Hotels Corp.
                 7.625%, 12/01/12 #                                       73,161
        80,000   Home Depot, Inc.
                 3.750%, 09/15/09                                         77,540
       150,000   Home Interiors & Gifts, Inc.
                 10.125%, 06/01/08                                       108,000
       100,000   Honeywell International, Inc.
                 7.500%, 03/01/10                                        111,271
                 Hospira, Inc.
        10,000   4.950%, 06/15/09                                         10,027
        10,000   5.900%, 06/15/14                                         10,413
        17,000   Host Marriott Corp. REIT
                 7.875%, 08/01/08                                         17,213
                 Host Marriott LP REIT
       200,000   6.375%, 03/15/15                                        194,000
        50,000   7.125%, 11/01/13 #                                       51,063
       100,000   Houghton Mifflin Co.
                 11.500%, 10/15/13 (c)                                    75,500
                 Household Finance Corp.
       430,000   6.375%, 11/27/12                                        462,052
        30,000   6.400%, 06/17/08                                         31,293
        20,000   7.000%, 05/15/12                                         22,134
        20,000   HRPT Properties Trust
                 6.250%, 08/15/16                                         20,994
                 HSBC Bank USA NA
       275,000   3.875%, 09/15/09                                        267,114
       200,000   5.875%, 11/01/34                                        205,220
                 HSBC Finance Corp.
       300,000   4.125%, 03/11/08                                        296,340
     2,000,000   5.250%, 04/15/15 #                                    2,009,356
     1,275,000   Humana, Inc.
                 6.300%, 08/01/18                                      1,358,155
        25,000   Huntington National Bank
                 4.375%, 01/15/10                                         24,601
       225,000   Huntsman International LLC
                 9.875%, 03/01/09                                        237,656
       175,000   Iasis Healthcare LLC
                 8.750%, 06/15/14                                        181,562
       100,000   Icon Health & Fitness
                 11.250%, 04/01/12                                        79,500
        75,000   IKON Office Solutions, Inc.
                 7.750%, 09/15/15 (a)                                     73,687
        75,000   IMCO Recycling, Inc.
                 10.375%, 10/15/10                                        82,687
        50,000   Indiana Michigan Power Co.
                 6.125%, 12/15/06                                         50,794
       125,000   Innophos, Inc.
                 8.875%, 08/15/14 (a)                                    127,812
        75,000   Insight Health Services Corp.
                 9.174%, 11/01/11 (a) (b)                                 73,125
       150,000   Insight Midwest LP/Insight Capital, Inc.
                 10.500%, 11/01/10                                       157,500
        75,000   Intelsat Ltd.
                 9.250%, 02/01/15 (a) (c)                                 49,500
                 Inter-American Development Bank
       150,000   4.250%, 09/14/15                                        146,008
       100,000   4.500%, 09/15/14                                         99,633
        20,000   InterActiveCorp
                 7.000%, 01/15/13                                         21,085
                 Interface, Inc.
        75,000   7.300%, 04/01/08                                         75,000
        50,000   9.500%, 02/01/14 #                                       50,000
                 International Business Machines Corp.
        30,000   4.375%, 06/01/09                                         29,813
       100,000   6.220%, 08/01/27                                        109,478
       200,000   6.500%, 01/15/28                                        227,161
       200,000   7.500%, 06/15/13                                        233,464
                 International Lease Finance Corp.
       100,000   4.750%, 01/13/12                                         98,148
     2,050,000   5.000%, 09/15/12                                      2,022,924
       325,000   5.750%, 02/15/07                                        328,617
                 International Paper Co.
       125,000   4.250%, 01/15/09                                        122,275
       100,000   5.250%, 04/01/16                                         96,789
       165,000   5.500%, 01/15/14                                        164,335

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
        25,000   5.850%, 10/30/12                                         25,632
       150,000   6.750%, 09/01/11                                        160,765
                 Iron Mountain, Inc.
       125,000   6.625%, 01/01/16                                        117,500
        75,000   7.750%, 01/15/15 #                                       76,125
        75,000   8.250%, 07/01/11                                         76,125
       175,000   Isle of Capri Casinos, Inc.
                 7.000%, 03/01/14                                        167,781
       175,000   ISP Chemco, Inc.
                 10.250%, 07/01/11                                       188,781
                 iStar Financial, Inc. REIT
        20,000   4.875%, 01/15/09 #                                       19,808
        20,000   5.125%, 04/01/11                                         19,700
     1,350,000   5.150%, 03/01/12                                      1,318,621
        20,000   6.000%, 12/15/10                                         20,530
        25,000   Jefferies Group, Inc.
                 5.500%, 03/15/16                                         24,541
        20,000   Jersey Central Power & Light
                 5.625%, 05/01/16 #                                       20,720
                 John Deere Capital Corp.
        20,000   3.900%, 01/15/08                                         19,686
     2,025,000   4.125%, 01/15/10                                      1,982,175
        15,000   4.500%, 08/22/07                                         14,963
       470,000   5.100%, 01/15/13 #                                      475,608
        75,000   5.125%, 10/19/06 #                                       75,472
       100,000   7.000%, 03/15/12                                        111,592
           780   John Q Hammons Hotels LP/John Q
                 Hammons Hotels Finance Corp. III
                 8.875%, 05/15/12                                            867
       100,000   Johnson & Johnson
                 4.950%, 05/15/33 #                                       97,786
                 Jones Apparel Group, Inc.
        25,000   4.250%, 11/15/09                                         23,687
        25,000   5.125%, 11/15/14                                         22,904
        25,000   6.125%, 11/15/34                                         21,553
                 JP Morgan Chase & Co.
       500,000   0.0%, 04/15/27 - 07/01/27 (e)                            95,089
        20,000   3.625%, 05/01/08                                         19,528
        20,000   3.800%, 10/02/09 #                                       19,345
       100,000   4.000%, 02/01/08 #                                       98,680
       100,000   4.750%, 03/01/15 #                                       97,522
       180,000   5.125%, 09/15/14                                        179,547
       110,000   5.150%, 10/01/15 #                                      109,323
        30,000   5.250%, 05/01/15                                         30,188
       300,000   6.000%, 01/15/09                                        310,795
     1,885,000   6.625%, 03/15/12                                      2,047,787
       300,000   6.750%, 02/01/11                                        324,625
       100,000   JP Morgan Chase Capital XVII
                 5.850%, 08/01/35                                         97,932
       400,000   Kellogg Co.
                 6.600%, 04/01/11                                        433,378
       125,000   Key Energy Services, Inc.
                 8.375%, 03/01/08                                        128,906
                 KeyBank National Association
        50,000   5.800%, 07/01/14                                         52,466
       250,000   7.000%, 02/01/11                                        274,801
        50,000   Keycorp
                 2.750%, 02/27/07                                         48,609
       200,000   Keycorp Capital VII
                 5.700%, 06/15/35                                        190,143
       200,000   KeySpan Corp.
                 7.625%, 11/15/10                                        225,576
       225,000   KI Holdings, Inc.
                 9.875%, 11/15/14 (c)                                    153,562
        45,000   Kimberly-Clark Corp.
                 5.625%, 02/15/12                                         47,225
                 Kinder Morgan Energy Partners
        50,000   5.000%, 12/15/13                                         49,172
        25,000   5.125%, 11/15/14                                         24,650
        75,000   5.800%, 03/15/35                                         72,036
        85,000   6.750%, 03/15/11                                         91,683
                 Kinder Morgan, Inc.
        40,000   6.500%, 09/01/12                                         42,822
        20,000   7.250%, 03/01/28                                         22,817
       100,000   Kinetek, Inc.
                 10.750%, 11/15/06 #                                      95,000
                 Kraft Foods, Inc.
        25,000   4.000%, 10/01/08                                         24,537
       100,000   4.625%, 11/01/06                                        100,035
        25,000   5.250%, 10/01/13                                         25,276
     2,075,000   5.625%, 11/01/11                                      2,143,927
                 Kroger Co.
       200,000   6.750%, 04/15/12 #                                      214,779
       100,000   6.800%, 12/15/18 #                                      107,969
       200,000   L-3 Communications Corp.
                 7.625%, 06/15/12                                        210,000
       300,000   Landesbank Baden-Wuerttemberg/New York
                 6.350%, 04/01/12                                        329,154
       125,000   Las Vegas Sands Corp.
                 6.375%, 02/15/15                                        120,625
                 Lehman Brothers Holdings, Inc.
       150,000   3.500%, 08/07/08                                        145,473
       600,000   4.000%, 01/22/08                                        591,902
     2,050,000   4.500%, 07/26/10                                      2,022,032
       300,000   7.000%, 02/01/08                                        314,936
        25,000   Lennar Corp.
                 5.500%, 09/01/14                                         24,486
        75,000   Leslie's Poolmart
                 7.750%, 02/01/13                                         75,750
                 Levi Strauss & Co.
        25,000   8.254%, 04/01/12 # (b)                                   24,938
       100,000   9.750%, 01/15/15 #                                      102,000
        45,000   12.250%, 12/15/12                                        49,725
                 Liberty Media Corp.
        40,000   3.750%, 02/15/30                                         22,250
       301,000   4.910%, 09/17/06 (b)                                    303,203
       540,000   7.875%, 07/15/09                                        568,231
     1,500,000   Lilacs Repackaging Co.
                 5.138%, 01/15/64 (a)                                  1,500,000
                 Limited Brands
        25,000   5.250%, 11/01/14 #                                       23,370
        25,000   6.125%, 12/01/12                                         25,353
     1,175,000   6.950%, 03/01/33                                      1,144,067
       100,000   LIN Television Corp.
                 6.500%, 05/15/13 #(a)                                    94,750
        50,000   Lockheed Martin Corp.
                 7.200%, 05/01/36                                         61,387
        25,000   Loews Cineplex Entertainment Corp.
                 9.000%, 08/01/14                                         24,313
        25,000   Loews Corp.
                 5.250%, 03/15/16                                         24,333
        50,000   Lowe's Cos., Inc.
                 8.250%, 06/01/10                                         57,505

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
        50,000   Lubrizol Corp.
                 5.500%, 10/01/14                                         50,175
       350,000   Lucent Technologies, Inc.
                 6.450%, 03/15/29                                        306,250
                 Lyondell Chemical Co.
        75,000   9.500%, 12/15/08                                         78,562
       100,000   11.125%, 07/15/12                                       111,500
       130,000   Magnum Hunter Resources, Inc.
                 9.600%, 03/15/12                                        141,050
       125,000   Mail Well I Corp.
                 9.625%, 03/15/12 #                                      134,062
        10,000   Marathon Oil Corp.
                 6.125%, 03/15/12                                         10,675
                 Marsh & McLennan Cos., Inc.
       100,000   3.625%, 02/15/08 #                                       96,548
       100,000   5.150%, 09/15/10                                         99,352
        50,000   5.375%, 07/15/14                                         48,349
                 Marshall & Ilsley Bank
        25,000   4.125%, 09/04/07 #                                       24,814
        50,000   4.375%, 08/01/09                                         49,433
       150,000   5.000%, 01/17/17                                        148,044
        25,000   5.250%, 09/04/12                                         25,344
                 Masco Corp.
       100,000   4.800%, 06/15/15 #                                       96,754
        50,000   5.875%, 07/15/12 #                                       52,305
                 May Department Stores Co.
        50,000   4.800%, 07/15/09                                         49,802
        50,000   5.750%, 07/15/14                                         50,752
        30,000   8.750%, 05/15/29                                         38,567
        25,000   MBIA, Inc.
                 5.700%, 12/01/34                                         24,227
                 MBNA America Bank
        30,000   4.625%, 08/03/09                                         29,938
        30,000   7.125%, 11/15/12                                         33,723
                 MBNA Corp.
     1,150,000   4.625%, 09/15/08                                      1,149,162
       100,000   6.125%, 03/01/13                                        106,690
       175,000   6.250%, 01/17/07                                        178,287
        15,000   7.500%, 03/15/12                                         17,054
        20,000   McDonald's Corp.
                 5.750%, 03/01/12 #                                       20,891
       190,000   MCI, Inc.
                 8.735%, 05/01/14                                        211,850
        50,000   MDC Holdings, Inc.
                 5.375%, 12/15/14                                         48,153
        50,000   MeadWestvaco Corp.
                 6.850%, 04/01/12                                         54,522
       125,000   Mediacom Broadband LLC
                 11.000%, 07/15/13                                       134,687
       125,000   Medical Device Manufacturing, Inc.
                 10.000%, 07/15/12                                       135,625
       200,000   Mellon Bank NA
                 4.750%, 12/15/14                                        196,910
       150,000   Mellon Funding Corp.
                 4.875%, 06/15/07                                        149,997
        50,000   Merck & Co., Inc.
                 4.750%, 03/01/15                                         48,158
       125,000   MeriStar Hospitality Corp. REIT
                 9.125%, 01/15/11 #                                      132,500
                 Merrill Lynch & Co., Inc.
       190,000   3.125%, 07/15/08                                        182,507
       470,000   3.330%, 03/12/07 (b)                                    468,679
       295,000   3.375%, 09/14/07                                        289,850
       300,000   3.700%, 04/21/08                                        293,338
        25,000   4.000%, 11/15/07                                         24,728
       100,000   4.125%, 09/10/09 #                                       97,691
       350,000   5.000%, 02/03/14 - 01/15/15                             348,102
       100,000   6.000%, 02/17/09                                        104,023
       160,000   6.375%, 10/15/08 #                                      167,843
       300,000   6.875%, 11/15/18                                        345,803
                 MetLife, Inc.
        50,000   5.250%, 12/01/06                                         50,194
        25,000   5.500%, 06/15/14                                         25,686
        50,000   6.375%, 06/15/34                                         54,400
        15,000   Metropolitan Edison Co.
                 4.875%, 04/01/14                                         14,661
       275,000   MGM Mirage, Inc.
                 6.750%, 09/01/12                                        279,469
                 MidAmerican Energy Co.
        15,000   4.650%, 10/01/14                                         14,541
       100,000   5.125%, 01/15/13                                        100,759
        50,000   6.750%, 12/30/31                                         58,473
                 MidAmerican Energy Holdings Co.
        80,000   3.500%, 05/15/08                                         77,266
        50,000   5.000%, 02/15/14                                         49,100
       150,000   Millennium America, Inc.
                 9.250%, 06/15/08                                        161,250
        25,000   Mirage Resorts, Inc.
                 7.250%, 08/01/17                                         25,625
                 Mirant Americas Generation LLC
       100,000   7.625%, 05/01/06 (f)                                    121,250
       125,000   9.125%, 05/01/31 (f)                                    161,250
        75,000   Mohegan Tribal Gaming Authority
                 6.875%, 02/15/15                                         76,500
                 Morgan Stanley
       350,000   4.000%, 01/15/10                                        338,728
        75,000   4.750%, 04/01/14                                         72,357
       790,000   5.300%, 03/01/13                                        797,867
        25,000   5.800%, 04/01/07                                         25,409
     2,475,000   6.600%, 04/01/12                                      2,681,351
        25,000   7.250%, 04/01/32                                         30,030
        50,000   MTR Corp.
                 7.500%, 02/04/09                                         54,115
       125,000   Mueller Group, Inc.
                 10.000%, 05/01/12                                       132,500
        25,000   Murphy Oil Corp.
                 6.375%, 05/01/12                                         26,842
        50,000   Muzak LLC/Muzak Finance Corp.
                 10.000%, 02/15/09                                        41,750
        10,000   Nabors Industries, Inc.
                 5.375%, 08/15/12                                         10,247
                 National City Bank
        25,000   3.300%, 05/15/07                                         24,490
        50,000   4.250%, 07/01/18                                         45,439
        25,000   National Fuel Gas Co.
                 5.250%, 03/01/13                                         25,067
        75,000   National Mentor, Inc.
                 9.625%, 12/01/12 (a)                                     78,375
                 National Rural Utilities Cooperative Finance
        10,000   4.375%, 10/01/10                                          9,851
        10,000   4.750%, 03/01/14 #                                        9,892
       205,000   6.500%, 03/01/07                                        210,274
        30,000   7.250%, 03/01/12                                         33,820
        70,000   8.000%, 03/01/32 #                                       92,790

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
        50,000   Neiman-Marcus Group, Inc.
                 10.375%, 10/15/15 (a)                                    49,750
       150,000   Newark Group, Inc.
                 9.750%, 03/15/14                                        133,500
                 Newell Rubbermaid, Inc.
        25,000   6.000%, 03/15/07 #                                       25,466
        25,000   6.750%, 03/15/12                                         26,782
        25,000   News America Holdings
                 8.000%, 10/17/16                                         29,923
                 News America, Inc.
     1,375,000   5.300%, 12/15/14                                      1,372,051
       120,000   6.200%, 12/15/34                                        120,181
       320,000   6.625%, 01/09/08                                        332,519
                 Nextel Communications, Inc.
       125,000   6.875%, 10/31/13                                        132,682
       525,000   7.375%, 08/01/15                                        562,047
       125,000   Nextmedia Operating, Inc.
                 10.750%, 07/01/11                                       133,906
                 Niagara Mohawk Power Corp.
     1,500,000   7.750%, 05/15/06                                      1,530,345
     1,050,000   7.750%, 10/01/08 #                                    1,135,925
                 Nisource Finance Corp.
        50,000   5.400%, 07/15/14                                         50,338
       100,000   5.450%, 09/15/20                                         97,819
        75,000   NMHG Holding Co.
                 10.000%, 05/15/09                                        80,250
                 Norfolk Southern Corp.
       200,000   7.250%, 02/15/31                                        243,646
       175,000   7.800%, 05/15/27 #                                      221,699
        75,000   Nortek, Inc.
                 8.500%, 09/01/14                                         69,000
        75,000   Nortel Networks Ltd.
                 6.125%, 02/15/06                                         75,000
       100,000   Northern States Power Corp.
                 5.250%, 07/15/35 #                                       97,076
                 Northrop Grumman Corp.
       230,000   4.079%, 11/16/06                                        228,805
       150,000   7.750%, 02/15/31                                        193,719
       269,000   NRG Energy, Inc.
                 8.000%, 12/15/13                                        286,485
        30,000   Nucor Corp.
                 4.875%, 10/01/12 #                                       30,114
       100,000   Occidental Petroleum Corp.
                 6.750%, 01/15/12                                        110,964
        20,000   Ocean Energy, Inc.
                 4.375%, 10/01/07 #                                       19,883
       125,000   OM Group, Inc.
                 9.250%, 12/15/11                                        127,187
                 Oncor Electric Delivery Co.
       390,000   6.375%, 01/15/15                                        421,028
       160,000   7.000%, 09/01/22 - 05/01/32                             181,885
        50,000   Oneok, Inc.
                 6.000%, 06/15/35                                         50,071
                 Owens-Brockway Glass Container
       125,000   7.750%, 05/15/11                                        130,000
       150,000   8.250%, 05/15/13                                        156,000
        75,000   Oxford Industries, Inc.
                 8.875%, 06/01/11                                         78,000
        50,000   Pacific Bell
                 7.125%, 03/15/26 #                                       56,135
                 Pacific Gas & Electric Co.
        15,000   3.600%, 03/01/09                                         14,489
        20,000   4.200%, 03/01/11                                         19,301
        25,000   4.800%, 03/01/14                                         24,445
       635,000   6.050%, 03/01/34                                        660,649
        50,000   Pacificorp
                 5.250%, 06/15/35                                         47,832
        25,000   Pactiv Corp.
                 7.950%, 12/15/25 #                                       29,689
        33,000   PanAmSat Corp.
                 9.000%, 08/15/14                                         34,815
        50,000   Park Place Entertainment Corp.
                 8.875%, 09/15/08                                         54,687
        50,000   PC Financial Partnership
                 5.000%, 11/15/14                                         49,536
        50,000   Peco Energy Co.
                 3.500%, 05/01/08                                         48,468
                 Pemex Project Funding Master Trust
       150,000   5.750%, 12/15/15 (a)                                    148,500
        50,000   6.625%, 06/15/35 (a)                                     49,175
       100,000   7.375%, 12/15/14                                        111,000
       200,000   8.500%, 02/15/08 #                                      216,000
       100,000   8.625%, 02/01/22                                        122,250
        50,000   PepsiAmericas, Inc.
                 4.875%, 01/15/15                                         49,421
       100,000   Petco Animal Supplies, Inc.
                 10.750%, 11/01/11                                       110,000
                 Pfizer, Inc.
        25,000   2.500%, 03/15/07                                         24,311
        25,000   4.500%, 02/15/14                                         24,605
        25,000   PHH Corp.
                 7.125%, 03/01/13                                         26,926
       125,000   Pinnacle Entertainment, Inc.
                 8.250%, 03/15/12                                        125,000
       250,000   Pinnacle Foods Holding Corp.
                 8.250%, 12/01/13                                        236,250
                 Pioneer Natural Resources Co.
        20,000   5.875%, 07/15/16                                         19,677
        25,000   7.200%, 01/15/28                                         26,372
                 Pitney Bowes, Inc.
        50,000   4.625%, 10/01/12                                         49,368
        25,000   4.750%, 05/15/18 #                                       24,125
        25,000   4.875%, 08/15/14                                         24,865
        25,000   Plains All American Pipeline LP/PAA Finance Corp.
                 5.625%, 12/15/13                                         25,350
       150,000   Plains Exploration & Production Co.
                 7.125%, 06/15/14                                        157,875
       245,000   Plastipak Holdings, Inc.
                 10.750%, 09/01/11                                       267,050
        75,000   Pliant Corp.
                 11.125%, 09/01/09 #                                      64,500
        25,000   PNC Bank NA
                 5.250%, 01/15/17                                         25,104
       100,000   Pogo Producing Co.
                 6.875%, 10/01/17 (a)                                    101,375
        25,000   Popular North America Capital Trust I
                 6.564%, 09/15/34                                         26,219
                 Popular North America, Inc.
       100,000   3.875%, 10/01/08                                         97,529
        25,000   4.700%, 06/30/09                                         24,880
        80,000   PPL Electric Utilities Corp.
                 6.250%, 08/15/09                                         84,056
                 PPL Energy Supply LLC
        25,000   5.400%, 08/15/14                                         25,230

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
       100,000   6.400% , 11/01/11                                       107,369
                 Praxair, Inc.
        25,000   3.950% , 06/01/13 #                                      23,553
        40,000   6.375% , 04/01/12 #                                      43,500
        15,000   Principal Life Income Funding
                 3.200% , 04/01/09                                        14,330
                 Procter & Gamble Co.
        25,000   4.750%, 06/15/07                                         25,106
        30,000   4.950%, 08/15/14                                         30,409
        25,000   5.800%, 08/15/34                                         26,376
       200,000   6.875%, 09/15/09                                        216,623
        20,000   Progress Energy, Inc.
                 6.050% , 04/15/07                                        20,377
        25,000   Progressive Corp.
                 6.250% , 12/01/32                                        26,952
        30,000   Prologis REIT
                 5.500% , 03/01/13                                        30,637
                 Protective Life Secured Trust
        15,000   4.000%, 04/01/11                                         14,420
       100,000   4.850%, 08/16/10                                        100,309
                 Prudential Financial, Inc.
        20,000   3.750%, 05/01/08 #                                       19,701
        25,000   4.500%, 07/15/13 #                                       24,202
        50,000   5.100%, 09/20/14                                         50,039
        50,000   5.400%, 06/13/35                                         47,654
        10,000   5.750%, 07/15/33 #                                       10,027
                 PSE&G Power LLC
        25,000   3.750%, 04/01/09                                         24,015
        20,000   5.000%, 04/01/14                                         19,450
        25,000   5.500%, 12/01/15                                         25,079
       150,000   7.750%, 04/15/11                                        167,956
       100,000   PSI Energy, Inc.
                 5.000%, 09/15/13                                         99,492
                 Public Service Co. of Colorado
        50,000   4.375%, 10/01/08                                         49,512
        35,000   7.875%, 10/01/12                                         41,149
                 Public Service Electric & Gas Co.
        50,000   4.000%, 11/01/08                                         49,010
        25,000   5.000%, 08/15/14                                         24,914
                 Pulte Homes, Inc.
        30,000   4.875%, 07/15/09                                         29,682
        50,000   5.200%, 02/15/15 #                                       47,352
        25,000   6.375%, 05/15/33                                         23,846
        20,000   7.875%, 06/15/32                                         22,960
                 Qwest Corp.
       325,000   8.875%, 03/15/12                                        355,062
       175,000   14.000%, 12/15/10                                       200,375
        50,000   14.500%, 12/15/14                                        60,625
                 R.J. Reynolds Tobacco Holdings, Inc.
       680,000   7.750%, 05/15/06                                        691,900
     1,170,000   7.875%, 05/15/09                                      1,228,500
                 Rabobank Capital Funding Trust
       280,000   5.254%, 12/29/49 (a) (b)                                278,968
        40,000   5.260%, 12/31/49 (a) (b)                                 40,112
        20,000   Radian Group, Inc.
                 5.625%, 02/15/13                                         20,270
       125,000   Radio One, Inc.
                 8.875%, 07/01/11                                        132,812
       150,000   Radnor Holdings, Inc.
                 11.000%, 03/15/10                                        97,500
        25,000   Rainbow National Services LLC
                 10.375%, 09/01/14 (a)                                    28,250
                 Raytheon Co.
       100,000   4.850%, 01/15/11 #                                       99,755
        80,000   5.375%, 04/01/13                                         81,753
        10,000   5.500%, 11/15/12                                         10,289
         4,000   6.000%, 12/15/10                                          4,177
        50,000   6.400%, 12/15/18                                         55,227
       400,000   6.750%, 08/15/07                                        413,333
                 RBS Capital Trust I
        25,000   5.512%, 09/29/49 (b)                                     25,432
       100,000   6.425%, 12/29/49 (b)                                    105,893
                 Regency Centers LP
        50,000   5.250%, 08/01/15 (a)                                     49,560
        10,000   6.750%, 01/15/12                                         10,767
        50,000   Regions Bank
                 2.900%, 12/15/06                                         49,031
        30,000   Regions Financial Corp.
                 6.375%, 05/15/12                                         32,385
       275,000   Reliant Resources, Inc.
                 9.500%, 07/15/13                                        303,875
        25,000   Republic Services, Inc.
                 6.750%, 08/15/11                                         26,967
                 Residential Capital Corp.
       100,000   6.375%, 06/30/10 (a)                                    101,308
        50,000   6.875%, 06/30/15 # (a)                                   52,321
                 Resolution Performance Products LLC/RPP Capital Corp.
       175,000   8.000%, 12/15/09                                        180,250
        75,000   9.500%, 04/15/10 #                                       77,437
       125,000   RH Donnelley Finance Corp. I
                 10.875%, 12/15/12 (a)                                   140,312
                 Rite Aid Corp.
       150,000   6.125%, 12/15/08 (a)                                    142,500
        25,000   8.125%, 05/01/10                                         25,500
       150,000   RR Donnelley & Sons Co.
                 5.500%, 05/15/15 (a)                                    148,559
        60,000   Safeco Corp.
                 4.875%, 02/01/10                                         59,860
                 Safeway, Inc.
        50,000   4.950%, 08/16/10                                         48,845
     1,325,000   7.250%, 02/01/31 #                                    1,401,356
                 Sara Lee Corp.
        25,000   6.125%, 11/01/32                                         24,851
        50,000   6.250%, 09/15/11                                         52,302
     1,100,000   SB Treasury Co. LLC
                 9.400%, 12/29/49 (b)                                  1,213,931
       157,000   SBA Telecommunications, Inc.
                 9.750%, 12/15/11 (c)                                    142,477
       150,000   Sbarro, Inc.
                 11.000%, 09/15/09 #                                     149,250
                 SBC Communications, Inc.
       150,000   4.125%, 09/15/09                                        146,218
       500,000   5.100%, 09/15/14                                        495,457
        50,000   5.625%, 06/15/16                                         51,113
        50,000   6.450%, 06/15/34                                         52,851
                 Schering-Plough Corp.
        40,000   5.550%, 12/01/13                                         41,245
       130,000   6.750%, 12/01/33                                        150,045
        75,000   Scientific Games Corp.
                 6.250%, 12/15/12                                         74,625
       125,000   Seagate Technology Holdings
                 8.000%, 05/15/09                                        131,250
       150,000   Sealy Mattress Co.
                 8.250%, 06/15/14 #                                      150,750
        50,000   Sempra Energy
                 4.750%, 05/15/09                                         49,648

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
       100,000   Sequa Corp.
                 9.000%, 08/01/09                                        106,000
       250,000   Simmons Bedding Co.
                 10.000%, 12/15/14 # (a) (c)                             132,500
                 Simon Property Group LP REIT
        75,000   4.875%, 03/18/10 - 08/15/10                              74,753
        50,000   5.100%, 06/15/15                                         49,009
       100,000   6.375%, 11/15/07                                        102,973
       150,000   Sinclair Broadcast Group, Inc.
                 8.750%, 12/15/11                                        157,500
                 Six Flags, Inc.
        25,000   9.625%, 06/01/14                                         24,625
        75,000   9.750%, 04/15/13 #                                       73,875
                 SLM Corp.
       830,000   3.660%, 04/01/09 (b)                                    817,434
       150,000   4.500%, 07/26/10                                        147,841
       200,000   5.375%, 05/15/14                                        204,695
        50,000   5.625%, 04/10/07                                         50,770
        60,000   Sonat, Inc.
                 7.625%, 07/15/11 #                                       60,900
        50,000   South Carolina Electric & Gas
                 5.300%, 05/15/33                                         49,291
                 Southern California Edison Co.
        50,000   5.000%, 01/15/16                                         49,766
        40,000   6.000%, 01/15/34                                         42,675
        50,000   Southern California Gas Co.
                 4.375%, 01/15/11                                         49,259
       100,000   Southern Co. Capital Funding, Inc.
                 5.300%, 02/01/07                                        100,804
        60,000   Southern Natural Gas Co.
                 8.000%, 03/01/32                                         66,248
        20,000   Southern Union Co.
                 7.600%, 02/01/24                                         23,602
        25,000   SouthTrust Corp.
                 5.800%, 06/15/14 #                                       26,151
                 Southwest Airlines Co.
        50,000   5.125%, 03/01/17                                         47,279
        30,000   5.496%, 11/01/06                                         30,324
                 Sprint Capital Corp.
     2,320,000   6.000%, 01/15/07                                      2,358,658
       100,000   6.875%, 11/15/28                                        110,468
     1,520,000   8.375%, 03/15/12                                      1,788,794
       100,000   8.750%, 03/15/32                                        134,093
        50,000   St. Paul Cos.
                 8.125%, 04/15/10                                         56,303
       175,000   Starwood Hotels & Resorts Worldwide
                 7.875%, 05/01/12                                        190,750
       225,000   Stone Container Corp.
                 9.750%, 02/01/11                                        228,375
       250,000   Stone Energy Corp.
                 8.250%, 12/15/11                                        262,500
        50,000   Sungard Data Systems, Inc.
                 9.125%, 08/15/13 (a)                                     51,813
                 SunTrust Banks, Inc.
        50,000   3.625%, 10/15/07                                         49,018
        25,000   4.000%, 10/15/08                                         24,507
        50,000   5.450%, 12/01/17                                         51,452
        30,000   SUPERVALU, Inc.
                 7.500%, 05/15/12                                         32,772
        75,000   Swift & Co.
                 10.125%, 10/01/09 (c)                                    80,719
       150,000   Swift Energy Co.
                 9.375%, 05/01/12                                        162,000
       400,000   Swiss Bank Corp. NY
                 7.500%, 07/15/25                                        500,269
       125,000   Sybron Dental Specialties, Inc.
                 8.125%, 06/15/12                                        133,750
                 Target Corp.
       520,000   4.000%, 06/15/13 #                                      491,733
        30,000   5.400%, 10/01/08                                         30,704
       200,000   5.500%, 04/01/07                                        202,992
        50,000   7.000%, 07/15/31                                         60,772
     1,560,000   TCI Communications Finance
                 9.650%, 03/31/27                                      1,708,389
       210,000   TCI Communications, Inc.
                 6.875%, 02/15/06                                        211,606
                 Tekni-Plex, Inc.
       150,000   8.750%, 11/15/13 # (a)                                  128,250
        25,000   12.750%, 06/15/10                                        13,875
       800,000   Tele-Communications-TCI Group
                 7.875%, 08/01/13                                        924,964
        25,000   Temple-Inland, Inc.
                 7.875%, 05/01/12                                         27,641
                 Tenet Healthcare Corp.
        75,000   6.875%, 11/15/31 #                                       62,250
       490,000   7.375%, 02/01/13 #                                      464,275
        25,000   9.875%, 07/01/14                                         26,125
        10,000   Tennessee Gas Pipeline Co.
                 8.375%, 06/15/32                                         11,424
       250,000   Terex Corp.
                 10.375%, 04/01/11                                       267,500
        25,000   Texaco Capital, Inc.
                 9.750%, 03/15/20                                         37,017
        25,000   Texas Gas Transmission LLC
                 4.600%, 06/01/15                                         23,725
        75,000   Texas Genco LLC
                 6.875%, 12/15/14 (a)                                     76,312
        75,000   Texas Industries, Inc.
                 7.250%, 07/15/13 (a)                                     78,000
                 Textron Financial Corp.
     1,775,000   2.750%, 06/01/06                                      1,757,339
        80,000   6.000%, 11/20/09 #                                       83,489
        25,000   Textron, Inc.
                 4.500%, 08/01/10                                         24,705
       100,000   The Mony Group, Inc.
                 8.350%, 03/15/10                                        112,986
        10,000   Time Warner Entertainment Co. LP
                 8.375%, 07/15/33 #                                       12,519
                 Time Warner, Inc.
        80,000   6.875%, 05/01/12                                         87,431
       100,000   9.125%, 01/15/13                                        122,105
       150,000   9.150%, 02/01/23                                        193,739
        25,000   Toyota Motor Credit Corp.
                 5.500%, 12/15/08                                         25,728
       175,000   Triad Hospitals, Inc.
                 7.000%, 11/15/13                                        177,187
        89,000   TRW Automotive, Inc.
                 9.375%, 02/15/13                                         96,565
       125,000   Turning Stone Casino Resort
                 9.125%, 12/15/10 (a)                                    130,000
                 TXU Corp.
       480,000   4.800%, 11/15/09                                        462,483
        50,000   6.375%, 06/15/06                                         50,544

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                   Value
---------                                                              ---------
       835,000   6.550%, 11/15/34 #                                      774,965
                 TXU Energy Co. LLC
       110,000   4.360%, 01/17/06 (b)                                    110,046
     2,190,000   7.000%, 03/15/13                                      2,377,519
                 Tyson Foods, Inc.
        20,000   7.250%, 10/01/06                                         20,514
        70,000   8.250%, 10/01/11                                         80,827
       125,000   Ubiquitel Operating Co.
                 9.875%, 03/01/11                                        138,750
       125,000   UFJ Bank Ltd.
                 7.400%, 06/15/11                                        138,601
        50,000   Unilever Capital Corp.
                 5.900%, 11/15/32                                         52,732
        15,000   Union Electric Co.
                 5.100%, 10/01/19                                         14,666
        65,000   Union Oil Co. of California
                 5.050%, 10/01/12                                         66,070
                 Union Pacific Corp.
     1,350,000   3.625%, 06/01/10                                      1,278,519
        20,000   5.375%, 05/01/14                                         20,407
        10,000   6.500%, 04/15/12                                         10,790
       200,000   6.700%, 12/01/06                                        204,797
        50,000   Union Planters Bank NA
                 5.125%, 06/15/07                                         50,308
        25,000   Union Planters Corp.
                 4.375%, 12/01/10                                         24,471
        25,000   UnionBancal Corp.
                 5.250%, 12/16/13                                         25,163
        48,780   United Rentals NA, Inc.
                 7.750%, 11/15/13 #                                       47,073
                 United Technologies Corp.
     2,150,000   4.375%, 05/01/10 #                                    2,126,700
        50,000   4.875%, 11/01/06                                         50,294
       120,000   5.400%, 05/01/35                                        119,892
        50,000   7.500%, 09/15/29 #                                       63,615
                 UnitedHealth Group, Inc.
        25,000   3.375%, 08/15/07                                         24,467
        10,000   3.750%, 02/10/09                                          9,706
        50,000   4.125%, 08/15/09                                         48,989
        10,000   4.750%, 02/10/14                                          9,857
        30,000   4.875%, 04/01/13 #                                       29,944
        50,000   5.000%, 08/15/14                                         50,246
                 Univision Communications, Inc.
        50,000   2.875%, 10/15/06                                         49,011
        50,000   3.875%, 10/15/08                                         48,210
       710,000   US Bancorp
                 3.125%, 03/15/08                                        686,301
                 US Bank National Association
        10,000   3.750%, 02/06/09                                          9,697
       100,000   4.950%, 10/30/14                                        100,106
        50,000   6.300%, 02/04/14                                         54,620
       125,000   US Unwired, Inc.
                 10.000%, 06/15/12                                       143,750
                 Valero Energy Corp.
     1,385,000   4.750%, 06/15/13                                      1,345,979
       100,000   6.875%, 04/15/12                                        109,805
        85,000   7.500%, 04/15/32                                        102,596
        50,000   Valspar Corp.
                 6.000%, 05/01/07                                         50,820
        75,000   Vanguard Health Co.
                 9.000%, 10/01/14                                         79,875
       100,000   Vanguard Health Holding Co. II LLC
                 11.250%, 10/01/15 # (c)                                  72,500
     1,935,000   Verizon Florida, Inc.
                 6.125%, 01/15/13 #                                    2,009,120
                 Verizon Global Funding Corp.
        50,000   4.000%, 01/15/08                                         49,378
       555,000   6.875%, 06/15/12                                        612,273
       200,000   7.250%, 12/01/10                                        221,033
       100,000   7.750%, 12/01/30                                        121,828
       100,000   Verizon Maryland, Inc.
                 6.125%, 03/01/12                                        104,547
        30,000   Verizon New England, Inc.
                 6.500%, 09/15/11                                         31,927
       125,000   Vertis, Inc.
                 9.750%, 04/01/09 #                                      129,062
       245,000   Viacom, Inc.
                 5.625%, 08/15/12 #                                      248,915
                 Virginia Electric & Power Co.
       200,000   4.750%, 03/01/13                                        197,195
        25,000   5.375%, 02/01/07                                         25,217
       100,000   Vodafone Group PLC
                 7.875%, 02/15/30                                        127,361
        50,000   Wachovia Bank National Association
                 5.000%, 08/15/15                                         49,694
                 Wachovia Corp.
       350,000   3.500%, 08/15/08                                        338,841
        40,000   3.625%, 02/17/09                                         38,731
        30,000   4.875%, 02/15/14                                         29,644
        50,000   5.250%, 08/01/14                                         50,701
        50,000   7.500%, 04/15/35                                         62,455
                 Wal-Mart Stores, Inc.
        50,000   4.000%, 01/15/10 #                                       48,647
       100,000   4.550%, 05/01/13                                         98,549
       150,000   5.250%, 09/01/35                                        145,160
       500,000   6.875%, 08/10/09                                        538,526
                 Walt Disney Co.
       275,000   6.375%, 03/01/12                                        295,388
        15,000   7.000%, 03/01/32                                         17,553
       125,000   Warner Chilcott Corp.
                 8.750%, 02/01/15 (a)                                    120,000
       200,000   Warner-Lambert Co.
                 6.000%, 01/15/08                                        206,129
       250,000   Washington Mutual Bank
                 6.875%, 06/15/11                                        272,486
                 Washington Mutual, Inc.
        50,000   4.000%, 01/15/09                                         48,758
        25,000   4.375%, 01/15/08                                         24,832
                 Waste Management, Inc.
        10,000   5.000%, 03/15/14                                          9,824
       370,000   6.500%, 11/15/08                                        386,864
     1,670,000   7.000%, 10/15/06-07/15/28                             1,860,432
       100,000   7.375%, 08/01/10                                        109,966
        30,000   7.750%, 05/15/32                                         36,886
        20,000   Weingarten Realty Investments
                 4.857%, 01/15/14 #                                       19,524
     1,225,000   Wellpoint Health Networks, Inc.
                 6.375%, 01/15/12                                      1,314,570
                 WellPoint, Inc.
        50,000   3.750%, 12/14/07                                         48,983
       100,000   4.250%, 12/15/09                                         97,815
        75,000   5.000%, 12/15/14                                         74,612
        50,000   5.950%, 12/15/34                                         52,128
                 Wells Fargo & Co.
       200,000   4.125%, 03/10/08 #                                      198,168
       250,000   4.200%, 01/15/10                                        245,078
        15,000   4.625%, 04/15/14                                         14,657

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                  Value
---------                                                            -----------
       100,000   5.125%, 09/15/16                                        100,335
       100,000   6.450%, 02/01/11                                        107,619
        30,000   Wells Fargo Capital I
                 7.960%, 12/15/26                                         32,086
       156,000   Westlake Chemical Corp.
                 8.750%, 07/15/11                                        168,090
                 Weyerhaeuser Co.
       129,000   5.950%, 11/01/08                                        133,674
        13,000   6.125%, 03/15/07                                         13,248
       330,000   6.750%, 03/15/12                                        356,582
        30,000   7.375%, 03/15/32                                         33,937
                 Whiting Petroleum Corp.
       125,000   7.000%, 02/01/14 (a)                                    126,719
        75,000   7.250%, 05/01/13                                         76,312
                 Williams Cos., Inc.
       150,000   7.625%, 07/15/19 #                                      162,375
     1,000,000   7.750%, 06/15/31 #                                    1,082,500
       200,000   7.875%, 09/01/21                                        220,000
       165,000   8.750%, 03/15/32                                        194,700
        30,000   Wisconsin Electric Power
                 4.500%, 05/15/13                                         29,229
        50,000   WM Wrigley, Jr. Co.
                 4.650%, 07/15/15                                         49,149
        10,000   World Savings Bank FSB
                 4.500%, 06/15/09                                          9,916
     2,075,000   Wyeth
                 5.500%, 03/15/13-02/01/14                             2,127,954
                 XTO Energy, Inc.
        25,000   5.000%, 01/31/15                                         24,506
       100,000   6.250%, 04/15/13                                        106,746
       225,000   7.500%, 04/15/12                                        253,442
                 Zions Bancorp.
        25,000   5.650%, 05/15/14                                         25,752
        25,000   6.000%, 09/15/15                                         26,541
                                                                     -----------
                                                                     206,779,866
                                                                     -----------
TOTAL U.S. CORPORATE OBLIGATIONS
   (Cost $301,215,284)                                               303,052,235
                                                                     -----------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.1%

FEDERAL FARM CREDIT BANK - 0.1%
                 Federal Farm Credit Bank
       100,000   3.000%, 04/15/08                                         96,858
       100,000   3.250%, 06/15/07                                         98,148
       100,000   4.125%, 07/17/09                                         98,776
       200,000   4.250%, 10/10/08                                        199,092
                                                                     -----------
                                                                         492,874
                                                                     -----------

FEDERAL HOME LOAN BANK SYSTEM - 0.7%
                 Federal Home Loan Bank System
       100,000   2.625%, 02/16/07                                         97,488
        25,000   3.000%, 10/19/06                                         24,653
        60,000   3.200%, 11/29/06                                         59,206
     1,200,000   3.250%, 12/17/07 #                                    1,171,070
       250,000   3.450%, 01/10/07                                        247,119
       500,000   3.625%, 01/15/08 #                                      492,142
     1,290,000   3.625%, 11/14/08                                      1,260,152
       600,000   3.750%, 03/07/07-08/18/09                               586,896
       250,000   3.875%, 12/01/06                                        248,581
       200,000   3.875%, 12/20/06 #                                      198,811
       350,000   4.000%, 06/13/07-03/10/08                               347,069
     1,250,000   4.250%, 09/26/08-11/02/10                             1,240,978
       350,000   4.375%, 01/25/10                                        345,178
       500,000   4.500%, 09/16/13                                        495,996
        50,000   4.650%, 08/22/08                                         49,962
       100,000   5.050%, 01/26/15                                         99,951
        50,000   5.375%, 08/15/18                                         52,513
                                                                     -----------
                                                                       7,017,765
                                                                     -----------

FEDERAL HOME LOAN MORTGAGE CORP. - 8.2%
                 Federal Home Loan Mortgage Corp.
     1,000,000   2.375%, 02/15/07                                        973,882
        30,000   2.400%, 03/29/07                                         29,161
        50,000   2.700%, 03/16/07                                         48,808
     1,500,000   2.750%, 10/15/06 #                                    1,475,705
     1,000,000   2.750%, 03/15/08                                        963,076
       100,000   2.850%, 02/23/07                                         97,981
        15,000   2.875%, 09/18/07                                         14,594
        50,000   3.000%, 03/28/07                                         49,031
       100,000   3.050%, 01/19/07                                         98,360
        60,000   3.375%, 08/23/07                                         58,963
        50,000   3.500%, 03/24/08                                         48,969
        40,000   3.550%, 11/15/07                                         39,219
       100,000   3.875%, 01/12/09                                         97,891
       915,560   4.000%, 11/01/19-02/01/20                               879,827
       140,000   4.125%, 11/18/09-02/24/11                               136,925
       190,000   4.125%, 10/18/10 #                                      186,540
       300,000   4.250%, 05/23/08-05/22/13                               296,132
     1,750,000   4.375%, 07/17/15 #                                    1,709,181
     8,045,000   4.500%, 08/22/07-TBA                                  7,872,795
       100,000   4.625%, 07/28/10 #                                       98,984
     2,570,000   4.650%, 10/10/13                                      2,513,537
       150,000   4.750%, 10/11/12                                        148,925
     1,000,000   4.875%, 11/15/13                                      1,016,200
    18,316,622   5.000%, 08/15/12-TBA                                 17,957,675
     1,610,000   5.125%, 10/15/08-03/10/14                             1,620,088
       100,000   5.200%, 03/05/19                                         98,849
        20,000   5.250%, 12/01/14                                         19,676
       100,000   5.300%, 05/12/20                                         98,788
    23,103,631   5.500%, 09/15/11-06/01/35                            23,171,115
     7,433,195   6.000%, 06/15/11-TBA                                  7,619,038
       400,000   6.250%, 07/15/32                                        477,720
     1,643,858   6.500%, 06/14/24-06/01/32                             1,691,348
     3,000,000   6.875%, 09/15/10                                      3,311,592
     1,273,629   7.000%, 05/01/30-12/01/33                             1,330,697
       295,549   7.500%, 09/01/29-05/01/31                               313,435
       298,284   8.000%, 07/01/30-05/01/31                               318,210
                                                                     -----------
                                                                      76,882,917
                                                                     -----------

FEDERAL HOME LOAN PC - 0.7%
                 Federal Home Loan PC
     2,633,331   4.500%, 12/01/18-06/01/19                             2,580,545
     3,655,559   5.000%, 02/01/19-07/01/19                             3,647,331
                                                                     -----------
                                                                       6,227,876
                                                                     -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.7%
                 Federal National Mortgage Association
       230,000   2.710%, 01/30/07                                        225,090
     1,500,000   3.000%, 08/15/07                                      1,462,777
       100,000   3.125%, 03/16/09                                         95,465
       600,000   3.250%, 12/21/06-11/15/07                               587,102
       500,000   3.375%, 12/15/08                                        484,013
       404,101   3.460%, 06/25/43                                        402,252
        40,000   3.625%, 05/15/07                                         39,369
     2,228,875   3.750%, 05/25/30                                      2,177,898
     5,246,327   4.000%, 05/01/19-TBA                                  5,085,952

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                  Value
---------                                                            -----------
       200,000   4.150%, 09/10/09                                        195,366
       350,000   4.200%, 03/24/08-06/08/09                               345,471
       125,000   4.250%, 09/15/07                                        124,653
    18,063,738   4.500%, 06/01/18-TBA                                 17,535,146
     2,370,000   4.610%, 10/10/13                                      2,321,635
       800,000   4.625%, 10/15/14 #                                      800,256
     1,000,000   4.750%, 08/25/08                                        998,633
    48,253,203   5.000%, 01/15/07-TBA                                 47,518,131
     1,800,000   5.250%, 04/15/07                                      1,822,662
    76,500,231   5.500%, 02/15/06-TBA                                 76,626,003
       100,000   5.750%, 02/17/22                                         99,172
    29,986,222   6.000%, 04/01/17-TBA                                 30,505,475
     4,000,000   6.125%, 03/15/12 #                                    4,342,504
     5,400,000   6.250%, 02/01/11                                      5,770,737
    21,962,452   6.500%, 05/01/16-05/01/35                            22,622,238
     3,100,000   6.625%, 09/15/09-11/15/30                             3,347,309
        13,250   7.000%, 12/31/07                                        729,578
     3,132,815   7.000%, 01/01/28-11/01/32                             3,279,774
       500,000   7.250%, 05/15/30                                        659,643
       697,314   7.500%, 10/01/15-03/01/31                               737,935
       290,646   8.000%, 07/01/25                                        311,090
        59,253   8.500%, 12/01/26-07/01/27                                64,533
                                                                     -----------
                                                                     231,317,862
                                                                     -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.9%
                 Government National Mortgage Association
    22,396,753   5.000%, 07/15/33-TBA                                 22,179,659
    16,443,101   5.500%, 02/15/33-TBA                                 16,604,598
    21,996,247   6.000%, 09/15/28-TBA                                 22,526,983
     2,132,410   6.500%, 08/15/28-11/15/32                             2,219,432
       779,217   7.000%, 01/15/23-04/15/29                               822,757
       454,989   7.500%, 10/15/22-09/15/29                               485,386
        94,458   8.000%, 10/15/29-07/15/30                               101,167
                                                                     -----------
                                                                      64,939,982
                                                                     -----------

TENNESSEE VALLEY AUTHORITY - 0.0%
                 Tennessee Valley Authority
       100,000   4.375%, 06/15/15                                         97,883
        25,000   4.650%, 06/15/35                                         23,804
       100,000   6.150%, 01/15/38                                        118,883
        50,000   6.250%, 12/15/17                                         56,739
       125,000   6.750%, 11/01/25                                        154,346
                                                                     -----------
                                                                         451,655
                                                                     -----------

U.S. TREASURY BONDS - 4.7%
                 United States Treasury Bonds
       580,000   0.0%, 11/15/21 # (e)                                    273,892
       230,000   5.250%, 11/15/28                                        250,538
     1,920,000   5.250%, 02/15/29 #                                    2,093,025
     7,450,000   5.375%, 02/15/31 #                                    8,346,324
     1,500,000   6.000%, 02/15/26 #                                    1,769,062
     3,000,000   6.125%, 11/15/27 - 08/15/29 #                         3,641,524
    10,430,000   6.250%, 08/15/23 - 05/15/30 #                        12,833,580
       400,000   6.500%, 11/15/26 #                                      500,188
       500,000   7.125%, 02/15/23 #                                      648,750
     2,500,000   7.250%, 05/15/16 #                                    3,092,675
     1,000,000   7.250%, 08/15/22                                      1,306,562
       750,000   7.625%, 02/15/25 #                                    1,035,381
       800,000   8.000%, 11/15/21 #                                    1,107,438
     2,750,000   8.125%, 08/15/19 - 08/15/21 #                         3,791,170
       500,000   8.750%, 08/15/20 #                                      723,652
       500,000   9.125%, 05/15/18 #                                      721,231
       150,000   10.375%, 11/15/12 #                                     168,645
       800,000   12.000%, 08/15/13 #                                     967,656
       400,000   13.250%, 05/15/14                                       520,594
                                                                     -----------
                                                                      43,791,887
                                                                     -----------

U.S. TREASURY NOTES - 15.1%
                 United States Treasury Notes
       130,000   1.500%, 03/31/06 #                                      128,471
       590,835   1.875%, 12/31/05-07/15/15                               592,102
     1,000,000   2.250%, 02/15/07 #                                      974,648
     5,000,000   2.500%, 10/31/06 #                                    4,914,650
     6,870,000   2.625%, 11/15/06-03/15/09 #                           6,590,177
     1,820,000   2.750%, 06/30/06-08/15/07 #                           1,794,905
     1,000,000   3.000%, 11/15/07 #                                      976,562
     4,270,000   3.125%, 01/31/07-09/15/08 #                           4,201,981
     3,000,000   3.250%, 08/15/07-08/15/08 #                           2,942,266
    21,810,000   3.375%, 02/15/08-10/15/09 #                          21,375,821
     9,240,000   3.500%, 11/15/06-12/15/09 #                           9,077,425
     1,110,000   3.500%, 05/31/07-02/15/10                             1,080,177
     4,392,159   3.625%, 04/30/07-06/15/10 #                           4,338,633
     3,300,000   3.750%, 03/31/07-05/15/08 #                           3,273,274
     3,230,000   3.875%, 02/15/13 #                                    3,146,853
    22,960,000   4.000%, 06/15/09-02/15/14 #                          22,755,457
       310,000   4.125%, 08/15/10                                        308,819
     3,675,000   4.125%, 05/15/15 #                                    3,611,691
    17,735,000   4.250%, 08/15/13-08/15/15 #                          17,644,910
       600,000   4.250%, 11/15/13                                        597,398
     1,700,000   4.375%, 05/15/07-08/15/12 #                           1,708,222
     7,380,000   4.750%, 11/15/08-05/15/14 #                           7,580,441
     8,635,000   4.875%, 02/15/12 #                                    8,926,094
     2,000,000   5.000%, 02/15/11-08/15/11 #                           2,077,071
     1,000,000   5.500%, 02/15/08-05/15/09 #                           1,037,402
     7,500,000   5.750%, 11/15/05-08/15/10 #                           7,551,581
     1,000,000   6.000%, 08/15/09 #                                    1,063,477
     1,500,000   6.625%, 05/15/07 #                                    1,558,184
                                                                     -----------
                                                                     141,828,692
                                                                     -----------

U.S. TREASURY PRINCIPAL STRIP - 2.0%
                 United States Treasury
                 Inflation Indexed Bonds

       550,000   0.0%, 05/15/30 # (e) (g)                                179,105
     1,622,366   0.875%, 04/15/10 # (g)                                1,580,920
       413,002   1.875%, 07/15/13 # (g)                                  418,552
       238,336   2.000%, 01/15/14-07/15/14 # (g)                         243,429
       376,619   2.375%, 01/15/25 # (g)                                  402,923
     5,566,424   3.375%, 01/15/07-01/15/12 # (g)                       5,791,983
     4,659,378   3.625%, 04/15/28 # (g)                                6,096,321
     1,731,502   3.875%, 01/15/09 # (g)                                1,878,409
     1,722,485   4.250%, 01/15/10 # (g)                                1,926,694
                                                                     -----------
                                                                      18,518,336
                                                                     -----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $592,513,150)                                               591,469,846
                                                                     -----------
COMMON STOCKS - 0.2%

Shares                                                                   Value
------                                                                 ---------
BASIC MATERIALS - 0.0%
         1,732   Applied Extrusion Technologies,
                 Inc. Class B *                                           22,516
                                                                       ---------

COMMUNICATIONS - 0.2%
        49,345   American Tower Corp. *                                1,231,158
         4,354   Liberty Global, Inc. Series C *                         112,116
         4,354   Liberty Global, Inc. Series C *                         117,906

PORTFOLIO OF INVESTMENTS
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Shares                                                                   Value
------                                                                 ---------
         5,784   NTL, Inc. *                                             386,371
                                                                       ---------
                                                                       1,847,551
                                                                       ---------

COMPUTERS & INFORMATION - 0.0%
           880   Globix Corp.                                                  0
                                                                       ---------

TELECOMMUNICATIONS - 0.0%
        10,002   Telewest Global, Inc. *                                 229,546
                                                                       ---------

TOTAL COMMON STOCKS
   (Cost $1,116,967)                                                   2,099,613
                                                                       ---------

PREFERRED STOCKS - 0.1%

AUTOMOTIVE - 0.1%
        18,300   General Motors Acceptance Corp.
                 Class B                                                 316,224

TELECOMMUNICATIONS - 0.0%
           226   Alamosa Holdings, Inc.                                  288,235
                                                                       ---------
                                                                         288,235
                                                                       ---------
TOTAL PREFERRED STOCKS
   (Cost $408,382 )                                                      604,459
                                                                       ---------

WARRANTS - 0.0%
           115   American Tower Escrow Corp.                              40,500
                                                                       ---------

TOTAL WARRANTS
   (Cost $7,954 )                                                         40,500
                                                                       ---------

Principal
Amount                                                                    Value
---------                                                                -------
MUNICIPALS - 0.1%

ILLINOIS - 0.0%
        50,000   State of Illinois G.O.
                 4.950%, 06/01/23                                         48,959
        50,000   State of Illinois G.O.
                 5.100%, 06/01/33                                         49,521
                                                                         -------
                                                                          98,480
                                                                         -------

NEW JERSEY - 0.1%
       100,000   New Jersey Economic Development Authority, Ser. A
                 (MBIA)
                 7.425%, 02/15/29                                        129,440
         5,000   New Jersey State Turnpike Authority Rev. Bond
                 Prerefunded, Ser. B (AMBAC)
                 4.252%, 01/01/16                                          4,769
                                                                         -------
        95,000   New Jersey State Turnpike Authority Rev. Bond
                 Unrefunded Balance, Ser. B
                 4.252%, 01/01/16                                         90,946
                                                                         -------
                                                                         225,155
                                                                         -------

OREGON - 0.0%
        50,000   Oregon School Boards Association, Rev.Bond (FSA)
                 5.528%, 06/30/28                                         51,626
        50,000   State of Oregon G.O.
                 5.762%, 06/01/23                                         53,627
       100,000   State of Oregon G.O.
                 5.892%, 06/01/27                                        108,730
                                                                         -------
                                                                         213,983
                                                                         -------

WISCONSIN - 0.0%
        50,000   State of Wisconsin, Rev. Bond, Ser. A (FSA)
                 5.700%, 05/01/26                                         53,019
                                                                         -------
TOTAL MUNICIPALS
   (Cost $563,139)                                                       590,637
                                                                         -------

Number of
Contracts                                                                 Value
---------                                                                -------
PURCHASED OPTIONS - 0.1%

CALL OPTIONS - 0.1%
           257   Eurodollar Futures Strike 95.00 Expires 03/13/2006      293,944
            54   Eurodollar Futures Strike 96.00 Expires 10/14/2005          337
            32   United States Treasury Bonds Futures Strike 115.00
                 Expires 11/22/2005                                       35,000
            14   United States Treasury Bonds Futures Strike 119.00
                 Expires 11/22/2005                                        1,969
            59   United States Treasury Notes 5 Year Futures Strike
                 104.50 Expires 11/22/2005                               140,125
                                                                         -------
                                                                         471,375
                                                                         -------

PUT OPTIONS - 0.0%
            17   Eurodollar Futures Strike 94.00 Expires 06/19/2006          106
            10   United States Treasury Bond Futures Strike 115.00
                 Expires 11/22/2005                                       16,875
                                                                         -------
                                                                          16,981
                                                                         -------

TOTAL PURCHASED OPTIONS
   (Cost $650,156 )                                                      488,356
                                                                         -------

Principal
Amount                                                                  Value
----------                                                           -----------
SHORT-TERM INVESTMENTS - 32.3%
CASH EQUIVALENTS - 0.0%
       450,000   Federal National Mortgage Association 0.0%,
                 12/05/05 (e)(h)                                         447,316
                                                                     -----------

COLLATERAL FOR SECURITIES ON LOAN - 24.6%
   230,176,373   State Street Navigator Securities Lending
                 Portfolio
                 3.790% (i)(j)(k)                                    230,176,373
                                                                     -----------

COMMERCIAL PAPER - 4.6%
     9,750,000   Concord Capital Co. 3.300%, 10/12/05 (l)              9,740,981

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / September 30, 2005 (Unaudited) (continued)

Principal
Amount                                                                 Value
---------                                                         --------------
     7,000,000   CRC Funding LLC
                 3.740%, 10/18/05 (l)                                  6,989,092
     6,650,000   DaimlerChrysler Corp.
                 3.840%, 10/13/05 (l)                                  6,642,907
     6,540,000   Four Winds Funding Corp.
                 3.770%, 10/13/05 (l)                                  6,533,151
     5,000,000   Jupiter Sect
                 3.700%, 10/13/05 (l)                                  4,994,861
     7,863,000   Mica Funding LLC
                 3.700%, 10/13/05 (l)                                  7,854,918
                                                                  --------------
                                                                      42,755,910
                                                                  --------------

MUTUAL FUND - 1.7%
    16,294,056   Goldman Sachs Prime Obligations Fund 3.550% (i)      16,294,056
                                                                  --------------

REPURCHASE AGREEMENTS - 1.4%
    13,300,000   Deutsche Bank Repurchase Agreement
                 3.850%, 10/03/05 (l) (m)                             13,300,000
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $302,973,655)                                               302,973,655
                                                                  --------------
TOTAL INVESTMENTS - 133.3%
   (Cost $1,245,242,061)                                           1,249,382,094
                                                                  --------------
Liabilities in excess of other assets - (33.3)%                     (312,227,866)
                                                                  --------------
TOTAL NET ASSETS - 100.0%                                         $  937,154,228
                                                                  ==============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

# - Represents security, or portion thereof, on loan as of September 30, 2005.

* - Non-income producing security.

(a) - 144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b) - Indicates a variable rate security. The rate shown reflects the current interest rate in effect at September 30, 2005.

(c) - Indicates a security with a step coupon. The security is issued with a zero coupon and steps to the stated coupon at a predetermined date and remains in effect until final maturity.

(d) - Represents a security which is fair-valued.

(e) - Security is issued with a zero coupon. Income is recognized through the accretion of discount.

(f) - Security currently in default.

(g) - Represents a Treasury Inflation - Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index.

(h) - All or a portion of these securities have been pledged to cover collateral requirements for open futures.

(i) - Rate quoted represents the seven day yield of the Fund.

(j) - Represents security purchased with cash collateral received for securities on loan.

(k) - Indicates an affiliated issuer.

(l) - All or a portion of these securities have been pledged to cover collateral requirements for delayed delivery transactions.

(m) - Repurchase agreement dated 9/30/05, due 10/3/05 with a repurchase value of $13,726,708. Collateralized by $12,395,000 Federal National Mortgage Association 6.00% due 5/15/2011. The aggregate market value, including accrued interest, of the collateral was $13,552,569.

SECURITY ABBREVIATIONS:

AMBAC - American Municipal Bond Assurance Corp.
FSA--Financial Security Assurance Co.
REIT--Real Estate Investment Trust
Yankee-Dollar--U.S. Dollar denominated bonds issued by non-U.S.
companies or foreign governments and traded on an exchange in the U.S.

Additional Investment Information
CitiStreet Funds, Inc./ September 30, 2005 (Unaudited)

SECURITIES VALUATION:

Equity securities, options and futures contracts are valued based on market quotations. Equity securities traded on a national exchange, foreign exchange or over-the-counter markets are valued daily at the last sales price. Equity securities traded on the Nasdaq system are valued at their official closing price. If there was no sale on such day, the securities are valued at the mean between the most recently quoted bid and asked prices. Debt securities with remaining maturities of more than 60 days are valued using an independent pricing service. Debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. The Funds value securities or assets without readily-available market quotations at fair value under their established procedures. A Fund may also use fair value pricing if it determines that the market quotation is not reliable. For example, a Fund may use fair value pricing for a foreign security if a significant event affecting its value occurs between the closing of the exchange and the time the Fund values its shares.

FUTURES CONTRACTS:

At September 30, 2005 the CitiStreet Small Company Stock Fund had the following open futures contracts:

NUMBER OF
CONTRACTS
 (LONG                       UNDERLYING       EXPIRATION                    NOTIONAL     UNREALIZED
POSITION)   FACE VALUE       SECURITIES          DATE      NOTIONAL COST     VALUE      DEPRECIATION
---------   ----------   ------------------   ----------   -------------   ----------   ------------
15           1,500,000   Russell 2000 Index   Dec-2005       $1,024,995    $1,008,150     $(16,845)
12           1,200,000   S&P 500 Index        Dec-2005          870,156       864,840       (5,316)
                                                                                          --------
                                                                                          $(22,161)
                                                                                          ========

At September 30, 2005 the CitiStreet Large Company Stock Fund had the following open futures contracts:

NUMBER OF
CONTRACTS                                                                            UNREALIZED
 (LONG                    UNDERLYING     EXPIRATION                    NOTIONAL     APPRECIATION/
POSITION)   FACE VALUE    SECURITIES        DATE      NOTIONAL COST     VALUE      (DEPRECIATION)
---------   ----------   -------------   ----------   -------------   ----------   --------------
15           3,750,000   S&P 500 Index    Dec-2005      $4,655,323    $4,628,625      $(26,698)
60           3,000,000   S&P 500 Index    Dec-2005       3,688,844     3,702,900        14,056
                                                                                      --------
                                                                                      $(12,642)
                                                                                      ========

At September 30, 2005 the CitiStreet Diversified Bond Fund had the following open futures contracts:

NUMBER OF
CONTRACTS                                                                                  UNREALIZED
 (LONG                       UNDERLYING       EXPIRATION                    NOTIONAL      APPRECIATION/
POSITION)   FACE VALUE       SECURITIES          DATE      NOTIONAL COST     VALUE       (DEPRECIATION)
---------   ----------   ------------------   ----------   -------------   ----------    --------------
LONG POSITION
4            1,000,000   Eurodollar Futures    Mar-2006     $   955,620    $   954,500     $  (1,120)
119         29,750,000   Eurodollar Futures    Jun-2006      28,504,945     28,380,013      (124,932)
6            1,500,000   Eurodollar Futures    Sep-2006       1,439,768      1,430,775        (8,993)
                         U.S. Treasury Note
280         28,000,000   5 Year Futures        Dec-2005      30,128,533     29,920,626      (207,907)
                                                                                           ---------
                                                                                           $(342,952)

SHORT POSITION
                         U.S. Treasury
137         13,700,000   Bond Futures          Dec-2005     $15,965,463    $15,673,656     $ 291,807
                         U.S. Treasury Note
106         10,600,000   10 Year Futures       Dec-2005      11,817,798     11,651,719       166,079
                                                                                           ---------
                                                                                           $ 457,886
                                                                                           ---------

CitiStreet Funds, Inc./ September 30, 2005 (Unaudited)

WRITTEN OPTIONS:

At September 30, 2005 the CitiStreet Diversified Bond Fund had the following written open option contracts:

DESCRIPTION             CONTRACTS   EXERCISE PRICE   EXPIRATION MONTH   CURRENT VALUE
-----------             ---------   --------------   ----------------   -------------
CALL OPTIONS:
U.S. Treasury Note 10
Year Futures                12             113            Nov-05         $    (750)
U.S. Treasury Note 10
Year Futures                15             112            Nov-05            (2,344)
U.S. Treasury Bonds
Futures                     33             117            Nov-05           (14,953)
U.S. Treasury Bonds
Futures                     30             118            Nov-05            (7,500)

PUT OPTIONS:
U.S. Treasury Bonds
Futures                     14             113            Nov-05           (11,375)
U.S. Treasury Note 5
Year Futures                23           107.5            Nov-05           (20,844)
U.S. Treasury Note 10
Year Futures                12             109            Nov-05            (5,438)
Eurodollar Futures          36           95.75            Mar-06           (32,175)
Eurodollar Futures          36           95.75            Jun-05           (40,275)
Eurodollar Midcurve 1
Year Futures                54          95.625            Oct-05           (33,412)
                                                                         ---------
(premium received:
139,610)                                                                 $(169,066)
                                                                         =========

Item 2.  Controls and Procedures

(a) Within the 90-day period prior to the filing date of this report, the registrant's principal executive and financial officers evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based upon that evaluation, the registrant's principal executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-Q.

(b) There has been no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

      The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits.

                                  EXHIBIT LIST

Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        CitiStreet Funds, Inc.

Date: November 28, 2005                 By:  /s/ Alan C. Leland
                                           -----------------------
                                             Alan C. Leland
                                             President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 28, 2005                 By:  /s/ Alan C. Leland
                                           -----------------------
                                             Alan C. Leland
                                             President

Date: November 28, 2005                 By:  /s/ Peter H. Duffy
                                             ---------------------
                                             Peter H. Duffy
                                             Treasurer and Chief
                                             Financial Officer